Consolidated Schedule of Investments (unaudited) January 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

Cayman Islands(a)(b) — 0.5%
522 Funding CLO Ltd., Series 2019-4A, Class CR, (3 mo. LIBOR US + 2.40%), 7.21%, 04/20/30	USD	500	$481,655
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, (1 mo. LIBOR US + 1.20%), 5.67%, 06/15/36		858	829,678
AGL CLO 5 Ltd.
Series 2020-5A, Class A2R, (3 mo. LIBOR US + 1.40%), 6.21%, 07/20/34		1,260	1,208,888
Series 2020-5A, Class BR, (3 mo. LIBOR US + 1.70%), 6.51%, 07/20/34		1,752	1,706,592
AGL Static CLO Ltd., Series 2022-18A, Class B, (3 mo. SOFR + 2%), 6.65%, 04/21/31		3,210	3,058,723
Allegro CLO IV Ltd., Series 2016-1A, Class BR2, (3 mo. LIBOR US + 1.55%), 6.34%, 01/15/30		430	421,003
ALM Ltd., Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.85%), 6.64%, 10/15/29		373	368,471
AMMC CLO 22 Ltd., Series 2018-22A, Class B, (3 mo. LIBOR US + 1.45%), 6.27%, 04/25/31		375	362,458
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class A2, (3 mo. LIBOR US + 1.09%), 5.89%, 01/28/31		250	247,505
Anchorage Capital CLO Ltd., Series 2018-10A, Class A2, (3 mo. LIBOR US + 1.50%), 6.29%, 10/15/31		250	245,162
Apidos CLO XX, Series 2015-20A, Class A2RR, (3 mo. LIBOR US + 1.55%), 6.34%, 07/16/31		400	393,143
Apidos CLO XXII, Series 2015-7A, Class A2, (3 mo. LIBOR US + 1.50%), 6.31%, 04/20/31		500	491,409
Apidos CLO XXIII, Series 2015-23A, Class B1R, (3 mo. LIBOR US + 1.60%), 6.39%, 04/15/33		250	244,078
Apollo Credit Funding IV Ltd., Series 4A, Class A2R, (3 mo. LIBOR US + 1.60%), 6.39%, 07/15/30		250	246,250
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, (1 mo. LIBOR US + 1.35%), 5.80%, 11/15/36		656	636,320
ARES LII CLO Ltd., Series 2019-52A, Class A2R, (3 mo. LIBOR US + 1.45%), 6.27%, 04/22/31		250	242,192
Ares LV CLO Ltd., Series 2020-55A, Class BR, (3 mo. LIBOR US + 1.70%), 6.49%, 07/15/34		2,786	2,723,397
Ares XXXVII CLO Ltd., Series 2015-4A, Class A3R, (3 mo. LIBOR US + 1.50%), 6.29%, 10/15/30		250	244,727
ASSURANT CLO I Ltd., Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.15%), 6.96%, 10/20/34		720	683,761
Atrium XIII, Series 13A, Class B, (3 mo. LIBOR US + 1.50%), 6.32%, 11/21/30		600	588,201
Bain Capital Credit CLO Ltd.
Series 2018-2A, Class B, (3 mo. LIBOR US + 1.60%), 6.40%, 07/19/31		750	728,760
Series 2020-2A, Class BR, (3 mo. LIBOR US + 1.70%), 6.50%, 07/19/34		2,425	2,351,961
Battalion CLO VIII Ltd., Series 2015-8A, Class A1R2, (3 mo. LIBOR US + 1.07%), 5.86%, 07/18/30		490	483,960
Battalion CLO X Ltd., Series 2016-10A, Class A2R2, (3 mo. LIBOR US + 1.55%), 6.37%, 01/25/35		1,465	1,377,470

Security		Par (000)	Value

Cayman Islands (continued)
Battalion CLO XI Ltd., Series 2017-11A, Class BR, (3 mo. LIBOR US + 1.72%), 6.54%, 04/24/34	USD	712	$684,581
Battalion CLO XX Ltd., Series 2021-20A, Class A, (3 mo. LIBOR US + 1.18%), 5.97%, 07/15/34		1,848	1,806,313
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A2R2, (3 mo. LIBOR US + 1.45%), 6.24%, 07/15/29		1,845	1,816,315
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class A2R2, (3 mo. LIBOR US + 1.65%), 6.46%, 07/20/29		667	656,980
Benefit Street Partners CLO Ltd., Series 2015-VIBR, Class A, (3 mo. LIBOR US + 1.19%), 6.00%, 07/20/34		250	246,415
Benefit Street Partners CLO XIX Ltd., Series 2019-19A, Class B, (3 mo. LIBOR US + 2.00%), 6.79%, 01/15/33		250	245,468
Birch Grove CLO Ltd., Series 19A, Class BR, (3 mo. LIBOR US + 1.75%), 6.52%, 06/15/31		500	481,891
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (3 mo. LIBOR US + 1.60%), 6.42%, 10/22/30		500	490,717
Series 2014-2A, Class BR2, (3 mo. LIBOR US + 1.75%), 6.56%, 10/20/30		465	450,042
BlueMountain CLO XXII Ltd., Series 2018-22A, Class B, (3 mo. LIBOR US + 1.50%), 6.29%, 07/15/31		1,495	1,453,931
BlueMountain CLO XXIII Ltd., Series 2018-23A, Class A1, (3 mo. LIBOR US + 1.15%), 5.96%, 10/20/31		250	247,848
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3 mo. LIBOR US + 1.75%), 6.57%, 07/25/34		625	608,170
Canyon Capital CLO Ltd.
Series 2016-1A, Class CR, (3 mo. LIBOR US + 1.90%), 6.69%, 07/15/31		250	236,292
Series 2019-1A, Class A1R, (3 mo. LIBOR US + 1.10%), 5.89%, 04/15/32		250	245,880
Series 2019-1A, Class BR, (3 mo. LIBOR US + 1.70%), 6.49%, 04/15/32		300	290,497
Canyon CLO Ltd., Series 2020-3A, Class B, (3 mo. LIBOR US + 1.70%), 6.49%, 01/15/34		250	243,264
Catskill Park CLO Ltd., Series 2017-1A, Class A1B, (3 mo. LIBOR US + 1.35%), 6.16%, 04/20/29		892	883,555
CBAM Ltd.
Series 2018-7A, Class A, (3 mo. LIBOR US + 1.10%), 5.91%, 07/20/31		250	246,468
Series 2019-9A, Class B2, (3 mo. LIBOR US + 1.90%), 6.69%, 02/12/30		450	442,107
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (3 mo. LIBOR US + 0.98%), 5.79%, 04/20/31		1,050	1,040,594
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3 mo. LIBOR US + 1.10%), 5.89%, 07/17/31		250	247,892
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A2R, (3 mo. LIBOR US + 1.35%), 6.09%, 05/29/32		250	244,192
CIFC Funding Ltd.
Series 2013-4A, Class BRR, (3 mo. LIBOR US + 1.60%), 6.41%, 04/27/31		450	441,446

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
CIFC Funding Ltd. (continued)
Series 2014-5A, Class A1R2, (3 mo. LIBOR US + 1.20%), 5.99%, 10/17/31	USD	250	$247,900
Series 2015-3A, Class BR, (3 mo. LIBOR US + 1.15%), 5.95%, 04/19/29		712	689,715
Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.60%), 6.41%, 04/20/31		250	244,871
Series 2020-1A, Class BR, (3 mo. LIBOR US + 1.65%), 6.44%, 07/15/36		2,475	2,421,156
Series 2021-4A, Class B, (3 mo. LIBOR US + 1.58%), 6.37%, 07/15/33		250	242,073
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BR, (3 mo. LIBOR US + 1.70%), 6.49%, 10/15/30		250	244,608
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3 mo. LIBOR US + 1.60%), 6.39%, 07/18/30		250	244,904
Elmwood CLO I Ltd., Series 2019-1A, Class AR, (3 mo. LIBOR US + 1.45%), 6.26%, 10/20/33		500	497,513
Elmwood CLO II Ltd.
Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.15%), 5.96%, 04/20/34		650	641,226
Series 2019-2A, Class BR, (3 mo. LIBOR US + 1.65%), 6.46%, 04/20/34		975	959,301
Elmwood CLO IV Ltd., Series 2020-1A, Class A, (3 mo. LIBOR US + 1.24%), 6.03%, 04/15/33		300	298,160
FS Rialto, Series 2021-FL3, Class A, (1 mo. LIBOR US + 1.25%), 5.71%, 11/16/36		389	369,771
Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, (3 mo. LIBOR US + 0.97%), 5.76%, 10/15/30		592	582,723
Galaxy XXVIII CLO Ltd., Series 2018-28A, Class A1, (3 mo. LIBOR US + 1.10%), 5.89%, 07/15/31		250	246,067
Generate CLO 3 Ltd., Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.75%), 6.56%, 10/20/29		2,025	1,999,855
GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class B1, (3 mo. LIBOR US + 1.55%), 6.36%, 04/20/30		250	247,311
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A, Class BR2, (3 mo. LIBOR US + 1.60%), 6.40%, 10/29/29		500	492,681
GoldenTree Loan Opportunities XI Ltd.,
Series 2015-11A, Class AR2, (3 mo. LIBOR US + 1.07%), 5.86%, 01/18/31		250	248,386
Greystone CRE Notes Ltd., Series 2021-FL3, Class A, (1 mo. LIBOR US + 1.02%), 5.47%, 07/15/39		3,594	3,449,601
Greywolf CLO III Ltd., Series 2020-3RA, Class A1R, (3 mo. SOFR + 1.55%), 6.20%, 04/15/33		500	492,763
Gulf Stream Meridian 4 Ltd., Series 2021-4A, Class A2, (3 mo. LIBOR US + 1.85%), 6.64%, 07/15/34		500	487,176
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class A2, (3 mo. LIBOR US + 1.80%), 6.59%, 07/15/34		350	338,408
HPS Loan Management Ltd., Series 6A-2015, Class A1R, (3 mo. LIBOR US + 1.00%), 5.53%, 02/05/31		497	492,790

Security		Par (000)	Value

Cayman Islands (continued)
Jamestown CLO XII Ltd., Series 2019-1A, Class A2, (3 mo. LIBOR US + 2.15%), 6.96%, 04/20/32	USD	442	$429,116
Jamestown CLO XV Ltd., Series 2020-15A, Class A, (3 mo. LIBOR US + 1.34%), 6.13%, 04/15/33		250	245,405
KKR CLO 17 Ltd., Series 17, Class AR, (3 mo. LIBOR US + 1.08%), 5.87%, 04/15/34		500	491,993
Longfellow Place CLO Ltd., Series 2013-1A, Class BR3, (3 mo. LIBOR US + 1.75%), 6.54%, 04/15/29		500	493,893
Madison Park Funding XLI Ltd., Series 12A, Class BR, (3 mo. LIBOR US + 1.35%), 6.17%, 04/22/27		695	682,426
Madison Park Funding XXV Ltd., Series 2017-25A, Class A2R, (3 mo. LIBOR US + 1.65%), 6.47%, 04/25/29		712	700,772
Madison Park Funding XXVI Ltd., Series 2007-4A, Class AR, (3 mo. LIBOR US + 1.20%), 6.00%, 07/29/30		459	455,913
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B, (3 mo. LIBOR US + 1.70%), 6.52%, 01/23/31		250	244,972
Mariner CLO LLC, Series 2016-3A, Class BR2, (3 mo. LIBOR US + 1.50%), 6.32%, 07/23/29		500	490,006
MF1 Ltd., Series 2021-FL6, Class A, (1 mo. LIBOR US + 1.10%), 5.57%, 07/16/36		2,970	2,886,549
Myers Park CLO Ltd., Series 2018-1A, Class B1, (3 mo. LIBOR US + 1.60%), 6.41%, 10/20/30		250	245,013
Neuberger Berman CLO XIV Ltd., Series 14A, Class AR2, (3 mo. LIBOR US + 1.03%), 5.83%, 01/28/30		240	238,237
Neuberger Berman CLO XX Ltd., Series 20A, Class BRR, (3 mo. LIBOR US + 1.65%), 6.44%, 07/15/34		250	244,605
Neuberger Berman CLO XXII Ltd., Series 2016- 22A, Class BR, (3 mo. LIBOR US + 1.65%), 6.44%, 10/17/30		250	246,053
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class BR, (3 mo. LIBOR US + 1.45%), 6.26%, 07/20/31		333	326,192
Neuberger Berman Loan Advisers CLO 46 Ltd., Series 2021- 46A, Class B, (3 mo. LIBOR US + 1.65%), 6.46%, 01/20/36		250	244,568
OCP CLO Ltd.
Series 2014-5A, Class A2R, (3 mo. LIBOR US + 1.40%), 6.22%, 04/26/31		450	434,615
Series 2014-7A, Class A2RR, (3 mo. LIBOR US + 1.65%), 6.46%, 07/20/29		250	246,633
Series 2016-11A, Class A2R, (3 mo. LIBOR US + 1.75%), 6.57%, 10/26/30		500	492,492
Series 2020-19A, Class BR, (3 mo. LIBOR US + 1.70%), 6.51%, 10/20/34		500	484,661
Octagon Investment Partners 29 Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.18%), 6.00%, 01/24/33		250	247,646
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.58%), 6.40%, 07/25/30		250	244,453

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Octagon Investment Partners 46 Ltd., Series 2020-2A, Class BR, (3 mo. LIBOR US + 1.65%), 6.44%, 07/15/36	USD	800	$773,477
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.35%), 6.15%, 07/19/30		487	484,666
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A2R2, (3 mo. LIBOR US + 1.10%), 5.92%, 01/25/31		300	290,920
OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, (3 mo. LIBOR US + 1.65%), 6.46%, 07/02/35		936	917,817
OHA Credit Funding 7 Ltd., Series 2020-7A, Class AR, (3 mo. SOFR + 1.3%), 5.93%, 02/24/37		250	246,088
OHA Credit Partners XIII Ltd., Series 2016-13A, Class BR, (3 mo. LIBOR US + 1.70%), 6.52%, 10/25/34		250	245,353
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3 mo. LIBOR US + 1.04%), 5.73%, 05/23/31		500	495,496
Series 2016-1A, Class B1R, (3 mo. LIBOR US + 1.60%), 6.41%, 01/20/33		250	244,674
Palmer Square CLO Ltd.
Series 2013-2A, Class A2R3, (3 mo. LIBOR US + 1.50%), 6.30%, 10/17/31		250	245,110
Series 2015-1A, Class A2R4, (3 mo. LIBOR US + 1.70%), 6.38%, 05/21/34		500	488,627
Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 5.82%, 04/18/31		250	248,019
Park Avenue Institutional Advisers CLO Ltd.
Series 2016-1A, Class A1R, (3 mo. LIBOR US + 1.20%), 5.89%, 08/23/31		500	494,076
Series 2016-1A, Class A2R, (3 mo. LIBOR US + 1.55%), 6.20%, 02/14/34		500	479,544
Series 2019-1A, Class A2A, (3 mo. LIBOR US + 2.00%), 6.61%, 05/15/32		250	241,681
Pikes Peak CLO 1, Series 2018-1A, Class A, (3 mo. LIBOR US + 1.18%), 6.00%, 07/24/31		555	547,980
Pikes Peak CLO 11, Series 2021-11A, Class A1, (3 mo. SOFR + 1.95%), 6.61%, 07/25/34		1,000	993,839
Pikes Peak CLO 8, Series 2021-8A, Class A, (3 mo. LIBOR US + 1.17%), 5.98%, 07/20/34		600	589,556
Rad CLO 3 Ltd., Series 2019-3A, Class BR, (3 mo. LIBOR US + 1.55%), 6.34%, 04/15/32		250	243,275
Rad CLO 7 Ltd., Series 2020-7A, Class A1, (3 mo. LIBOR US + 1.20%), 5.99%, 04/17/33		250	247,680
Recette CLO Ltd., Series 2015-1A, Class BRR, (3 mo. LIBOR US + 1.40%), 6.21%, 04/20/34		250	240,761
Regatta VII Funding Ltd., Series 2016-1A, Class A1R2, (3 mo. LIBOR US + 1.15%), 5.90%, 06/20/34		450	442,534
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3 mo. LIBOR US + 1.45%), 6.24%, 01/15/34		350	339,904
Rockford Tower CLO Ltd.
Series 2017-1A, Class BR2A, (3 mo. LIBOR US + 1.65%), 6.46%, 04/20/34		500	484,165

Security		Par (000)	Value

Cayman Islands (continued)
Rockford Tower CLO Ltd. (continued)
Series 2017-2A, Class BR, (3 mo. LIBOR US + 1.50%), 6.29%, 10/15/29	USD	500	$493,669
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.10%), 5.78%, 05/20/31		250	247,247
Romark CLO II Ltd., Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.18%), 5.99%, 07/25/31		250	246,988
Signal Peak CLO 5 Ltd., Series 2018-5A, Class A, (3 mo. LIBOR US + 1.11%), 5.93%, 04/25/31		300	296,362
Signal Peak CLO 8 Ltd.
Series 2020-8A, Class A, (3 mo. LIBOR US + 1.27%), 6.08%, 04/20/33		250	246,411
Series 2020-8A, Class B, (3 mo. LIBOR US + 1.65%), 6.46%, 04/20/33		300	291,499
Sixth Street CLO XVI Ltd.
Series 2020-16A, Class A1A, (3 mo. LIBOR US + 1.32%), 6.13%, 10/20/32		948	938,364
Series 2020-16A, Class B, (3 mo. LIBOR US + 1.85%), 6.66%, 10/20/32		710	703,462
Sound Point CLO XV Ltd., Series 2017-1A, Class BR, (3 mo. LIBOR US + 1.50%), 6.32%, 01/23/29		250	245,439
Symphony CLO XVI Ltd., Series 2015-16A, Class AR, (3 mo. LIBOR US + 1.15%), 5.94%, 10/15/31		250	246,562
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3 mo. LIBOR US + 1.12%), 5.91%, 01/15/34		500	491,175
Series 2016-6A, Class BR2, (3 mo. LIBOR US + 1.50%), 6.29%, 01/15/34		500	489,710
TICP CLO XII Ltd., Series 2018-12A, Class BR, (3 mo. LIBOR US + 1.65%), 6.44%, 07/15/34		700	681,218
TRESTLES CLO III Ltd., Series 2020-3A, Class A1, (3 mo. LIBOR US + 1.33%), 6.14%, 01/20/33		2,489	2,469,478
Trimaran CAVU Ltd., Series 2019-1A, Class B, (3 mo. LIBOR US + 2.20%), 7.01%, 07/20/32		500	492,087
Trinitas CLO XIV Ltd.
Series 2020-14A, Class B, (3 mo. LIBOR US + 2.00%), 6.82%, 01/25/34		473	462,478
Series 2020-14A, Class C, (3 mo. LIBOR US + 3.00%), 7.82%, 01/25/34		1,023	993,549
Voya CLO Ltd.
Series 2013-3A, Class A1RR, (3 mo. SOFR + 1.41%), 6.04%, 10/18/31		249	247,367
Series 2017-3A, Class A1R, (3 mo. LIBOR US + 1.04%), 5.85%, 04/20/34		250	244,489
Series 2017-4A, Class B, (3 mo. LIBOR US + 1.45%), 6.24%, 10/15/30		250	244,440
Series 2018-3A, Class A1A, (3 mo. LIBOR US + 1.15%), 5.94%, 10/15/31		250	248,117
Whitebox CLO II Ltd.
Series 2020-2A, Class A1R, (3 mo. LIBOR US + 1.22%), 6.04%, 10/24/34		1,390	1,364,554
Series 2020-2A, Class BR, (3 mo. LIBOR US + 1.75%), 6.57%, 10/24/34		726	706,331

			84,228,032

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ireland(a) — 0.0%
Avoca CLO XV DAC, Series 15X, Class B2R, (3 mo. EURIBOR + 1.05%), 3.34%, 04/15/31(c)	EUR	134	$138,130
CIFC European Funding CLO II DAC, Series 2X, Class B1, (3 mo. EURIBOR + 1.60%), 3.89%, 04/15/33(c)		593	611,724
Harvest CLO XVIII DAC, Series 18X, Class B, 3.49%, 10/15/30(c)(d)		662	689,955
Holland Park CLO DAC, Series 1X, Class A1RR, (3 mo. EURIBOR + 0.92%), 2.72%, 11/14/32(c)		390	413,390
OAK Hill European Credit Partners V Designated Activity Co., Series 2016-5A, Class BR, (3 mo. EURIBOR + 1.90%), 4.29%, 01/21/35(b)		590	607,827
OAK Hill European Credit Partners VI DAC, Series 2017-6X, Class B1, (3 mo. EURIBOR + 1.20%), 3.54%, 01/20/32(c)		456	472,726
OCP Euro CLO DAC, Series 2017-2X, Class B, (3 mo. EURIBOR + 1.35%), 3.64%, 01/15/32(c)		456	478,652
Prodigy Finance DAC(b)
Series 2021-1A, Class B, (1 mo. LIBOR US + 2.50%), 7.01%, 07/25/51	USD	1,734	1,722,603
Series 2021-1A, Class C, (1 mo. LIBOR US + 3.75%), 8.26%, 07/25/51		1,100	1,090,419
Series 2021-1A, Class D, (1 mo. LIBOR US + 5.90%), 10.41%, 07/25/51		720	710,462
Rockford Tower Europe CLO DAC, Series 2018-1X, Class B, (3 mo. EURIBOR + 1.85%), 3.90%, 12/20/31(c)	EUR	343	362,195

			7,298,083

United States — 1.0%
AccessLex Institute, Series 2007-A, Class A3, (3 mo. LIBOR US + 0.30%), 5.06%, 05/25/36(a)	USD	1,978	1,921,330
AIMCO CLO, Series 2018-AA, Class B, (3 mo. LIBOR US + 1.40%), 6.19%, 04/17/31(a)(b)		466	455,836
Ajax Mortgage Loan Trust(a)(b)
Series 2021-E, Class A1, 1.74%, 12/25/60		23,223	20,151,690
Series 2021-E, Class A2, 2.69%, 12/25/60		3,304	2,746,830
Series 2021-E, Class B1, 3.73%, 12/25/60		2,184	1,783,963
Series 2021-E, Class M1, 2.94%, 12/25/60		1,332	1,067,958
Anchorage Capital CLO 3-R Ltd., Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.05%), 5.85%, 01/28/31(a)(b)		245	242,997
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.08%), 5.87%, 04/15/31(a)(b)		550	545,050
Apidos CLO XV, Series 2013-15A, Class A1RR, (3 mo. LIBOR US + 1.01%), 5.82%, 04/20/31(a)(b)		1,770	1,753,937
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL2, Class A, (1 mo. SOFR + 1.85%), 6.33%, 05/15/37(a)(b)		8,034	7,913,099
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(b)		730	707,683
Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.09%, 07/15/24(b)		5,560	5,508,870
Chenango Park CLO Ltd., Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.55%), 6.34%, 04/15/30(a)(b)		1,143	1,121,970

Security		Par (000)	Value

United States (continued)
CIFC Funding Ltd.(a)(b)
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.75%), 6.54%, 07/16/30	USD	250	$245,509
Series 2017-3A, Class A2, (3 mo. LIBOR US + 1.80%), 6.61%, 07/20/30		637	617,358
Clear Creek CLO, Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.20%), 6.01%, 10/20/30(a)(b)		294	291,260
College Ave Student Loans LLC, Series 2021-B, Class D, 3.78%, 06/25/52(b)		230	195,855
Cook Park CLO Ltd., Series 2018-1A, Class B, (3 mo. LIBOR US + 1.40%), 6.19%, 04/17/30(a)(b)		1,148	1,123,475
FS Rialto Issuer LLC, Series 2022-FL6, Class A, (1 mo. SOFR + 2.58%), 7.07%, 08/17/37(a)(b)		8,341	8,340,790
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 05/20/48(b)		5,774	4,605,528
Gracie Point International Funding(a)(b)
Series 2021-1A, Class B, (1 mo. LIBOR US + 1.40%), 5.77%, 11/01/23		1,240	1,237,427
Series 2021-1A, Class C, (1 mo. LIBOR US + 2.40%), 6.77%, 11/01/23		1,640	1,634,479
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class A1, (3 mo. LIBOR US + 1.37%), 6.16%, 04/15/33(a)(b)		5,718	5,638,159
Lendmark Funding Trust, Series 2021-2A, Class D, 4.46%, 04/20/32(b)		2,210	1,696,564
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, (3 mo. LIBOR US + 1.50%), 6.30%, 04/19/30(a)(b)		900	883,127
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 2.19%, 08/21/34(b)		5,860	5,618,472
Navient Private Education Refi Loan Trust(b)
Series 2021-DA, Class A, (Prime - 1.99%), 5.51%, 04/15/60(a)		11,900	11,067,706
Series 2021-DA, Class B, 2.61%, 04/15/60		2,900	2,696,733
Series 2021-DA, Class C, 3.48%, 04/15/60		7,450	6,410,764
Series 2021-DA, Class D, 4.00%, 04/15/60		2,370	2,052,066
Nelnet Student Loan Trust(b)
Series 2021-A, Class D, 4.93%, 04/20/62		6,030	5,063,243
Series 2021-BA, Class C, 3.57%, 04/20/62		6,450	5,444,966
Series 2021-CA, Class C, 3.36%, 04/20/62		850	700,734
Oportun Issuance Trust(b)
Series 2021-B, Class A, 1.47%, 05/08/31		7,060	6,372,744
Series 2021-B, Class B, 1.96%, 05/08/31		1,340	1,202,413
Series 2021-B, Class C, 3.65%, 05/08/31		630	564,452
Pagaya AI Debt Selection Trust, Series 2021-2, Class NOTE, 3.00%, 01/25/29(b)		6,773	6,329,360
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class A2R, (3 mo. LIBOR US + 1.80%), 6.49%, 08/23/31(a)(b)		610	591,923
Progress Residential, Series 2021-SFR3, Class F, 3.44%, 05/17/26(b)		2,736	2,396,093
Ready Capital Mortgage Financing LLC, (1 mo. SOFR + 2.55%), 7.09%, 10/25/39(a)(b)		12,457	12,432,435
Regional Management Issuance Trust, 3.88%, 10/17/33(b)(e)		27,070	23,198,990
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1 mo. LIBOR US + 4.75%), 9.21%, 10/15/41(a)(b)		13,560	14,572,450

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
SMB Private Education Loan Trust(b)
Series 2021-A, Class C, 2.99%, 01/15/53	USD	14,420	$12,521,169
Series 2021-C, Class B, 2.30%, 01/15/53		1,490	1,300,095
Series 2021-C, Class C, 3.00%, 01/15/53(e)		1,240	1,020,940
Series 2021-C, Class D, 3.93%, 01/15/53		590	528,780
York CLO 1 Ltd., Series 2014-1A, Class BRR, (3 mo. LIBOR US + 1.65%), 6.47%, 10/22/29(a)(b)		466	458,304

			194,975,576

Total Asset-Backed Securities — 1.5% (Cost: $306,820,680)			286,501,691

		Shares

Common Stocks

Argentina — 0.0%
MercadoLibre, Inc.(f)		1,957	2,312,567

Australia — 0.8%
AGL Energy Ltd.		642,122	3,482,402
BHP Group Ltd.		556,556	19,520,413
BHP Group Ltd., Class DI		116,328	4,074,055
CSL Ltd.		5,793	1,223,194
Endeavour Group Ltd.		432,597	2,031,285
Glencore PLC		13,045,598	87,364,827
Medibank Pvt Ltd.		612,683	1,276,392
Origin Energy Ltd.		256,026	1,359,388
Qantas Airways Ltd.(f)		424,871	1,917,795
QBE Insurance Group Ltd.		207,177	2,021,408
Quintis HoldCo. Pty. Ltd.(e)(g)		43,735,802	309
Rio Tinto PLC		208,071	16,292,214
South32 Ltd.		2,289,847	7,347,956
Treasury Wine Estates Ltd.		143,154	1,474,598
Woodside Energy Group Ltd.		122,173	3,163,600
Woolworths Group Ltd.		27,153	693,961

			153,243,797

Belgium — 0.0%
KBC Group NV		61,720	4,571,432

Brazil — 0.1%
Ambev SA		962,774	2,590,763
Embraer SA(f)		676,744	2,179,691
Engie Brasil Energia SA		173,959	1,348,480
Lojas Renner SA		610,189	2,600,002
Sendas Distribuidora SA		239,721	927,943
Suzano SA		69,747	636,974

			10,283,853

Canada — 1.2%
Barrick Gold Corp.		85,001	1,662,264
Brookfield Asset Management Ltd., Class A(f)		45,740	1,493,327
Brookfield Corp.		82,479	3,068,438
Cameco Corp.(h)		777,523	21,778,419
Canadian Imperial Bank of Commerce		97,240	4,439,035
Canadian National Railway Co.		8,319	990,240
Enbridge, Inc.		3,215,674	131,667,295
George Weston Ltd.		10,214	1,313,991
Imperial Oil Ltd.		40,663	2,222,399
Lululemon Athletica, Inc.(f)		27,647	8,484,311

Security	Shares	Value

Canada (continued)
National Bank of Canada	45,327	$3,404,933
Nutrien Ltd.	71,760	5,940,135
Suncor Energy, Inc.	110,436	3,832,952
TC Energy Corp.	394,729	17,007,864
TELUS Corp.	699,747	15,077,785

		222,383,388

Cayman Islands — 0.1%
Crown PropTech Acquisitions	487,104	4,948,977
Salt Pay Co. Ltd., Series C, (Acquired 11/16/21, Cost: $10,172,087)(e)(i)	5,237	5,159,597

		10,108,574

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, ADR	52,872	5,157,135

China — 1.7%
Agricultural Bank of China Ltd., Class H	5,555,000	1,999,428
Aier Eye Hospital Group Co. Ltd., Class A	817,551	3,994,220
Amoy Diagnostics Co. Ltd., Class A	1,088,430	4,647,963
Anhui Gujing Distillery Co. Ltd., Class B	14,700	251,360
Bank of Chengdu Co. Ltd., Class A	2,440,600	5,261,201
BYD Co. Ltd., Class A	665,900	28,451,779
BYD Co. Ltd., Class H	164,500	5,209,311
BYD Electronic International Co. Ltd.	29,000	100,518
China Construction Bank Corp., Class H	8,610,000	5,573,174
China Merchants Bank Co. Ltd., Class H	413,500	2,682,014
China Tourism Group Duty Free Corp. Ltd., Class A	116,000	3,674,022
Contemporary Amperex Technology Co. Ltd., Class A	469,100	32,548,542
Dali Foods Group Co. Ltd.(b)	406,000	181,047
Datang International Power Generation Co. Ltd., Class A(f)	1,236,400	507,766
Dongfeng Motor Group Co. Ltd., Class H	666,000	397,080
Foshan Haitian Flavouring & Food Co. Ltd., Class A	482,630	5,687,856
Ganfeng Lithium Group Co. Ltd., Class H(b)	1,204,960	11,005,118
Glodon Co. Ltd., Class A	555,630	5,391,380
Great Wall Motor Co. Ltd., Class H	955,000	1,348,414
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,796,200	9,233,816
Guangzhou Baiyun International Airport Co. Ltd., Class A(f)	2,430,771	5,044,755
Haidilao International Holding Ltd.(b)(f)	1,213,000	3,307,502
Hangzhou Robam Appliances Co. Ltd., Class A	2,278,133	10,155,998
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	166,900	2,189,339
Hundsun Technologies, Inc., Class A	1,134,788	7,959,262
Hygeia Healthcare Holdings Co. Ltd.(b)(f)	435,400	3,455,605
Industrial & Commercial Bank of China Ltd., Class H	11,950,000	6,392,279
JD Health International, Inc.(b)(f)	874,350	7,260,893
JD.com, Inc., Class A	164,647	4,888,921
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	827,700	5,186,424
Jinxin Fertility Group Ltd.(b)	3,547,500	3,305,108
Kindstar Globalgene Technology, Inc.(b)(f)	7,490,500	2,201,518
Kingsoft Corp. Ltd.	1,317,000	4,849,246
Kweichow Moutai Co. Ltd., Class A	20,900	5,731,763
Lenovo Group Ltd.	1,264,000	1,013,815
Li Auto, Inc., Class A(f)	54,900	671,769
LONGi Green Energy Technology Co. Ltd., Class A	341,500	2,448,708

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Meituan, Class B(b)(f)(j)	339,070	$7,580,207
Microport Cardioflow Medtech Corp.(b)(f)(h)	10,261,000	4,235,907
Ming Yuan Cloud Group Holdings Ltd.	791,000	743,413
Ningbo Deye Technology Co. Ltd., Class A	46,100	2,388,973
Nongfu Spring Co. Ltd., Class H(b)	152,600	863,839
PetroChina Co. Ltd., Class H	2,322,000	1,242,154
Pharmaron Beijing Co. Ltd., Class H(b)	143,650	1,052,942
Ping An Insurance Group Co. of China Ltd., Class A	708,100	5,369,414
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(h)	336,500	1,085,022
Shanghai Jinjiang International Hotels Co. Ltd., Class A	403,200	3,444,022
StarPower Semiconductor Ltd., Class A	115,300	5,418,074
Tencent Holdings Ltd.	1,147,400	55,911,551
Venustech Group, Inc., Class A	1,101,788	4,878,410
Want Want China Holdings Ltd.	590,000	384,267
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A(f)	862,763	3,289,257
Wuliangye Yibin Co. Ltd., Class A	184,900	5,755,091
Yifeng Pharmacy Chain Co. Ltd., Class A	250,256	2,107,002
Yonyou Network Technology Co. Ltd., Class A	1,651,709	6,017,962
Yum China Holdings, Inc.	47,950	2,905,193
Zijin Mining Group Co. Ltd., Class H	610,000	1,008,971

		319,890,585

Denmark — 0.2%
AP Moller - Maersk A/S, Class B	587	1,276,896
Coloplast A/S, Class B	11,565	1,396,294
Novo Nordisk A/S, Class B	183,560	25,402,826
Novozymes A/S, B Shares	49,914	2,597,352
Orsted A/S(b)	27,718	2,468,343
Pandora A/S	12,894	1,073,695

		34,215,406

Finland — 0.0%
Kone OYJ, Class B	58,973	3,216,156
Wartsila OYJ Abp	69,001	656,269

		3,872,425

France — 3.3%
BNP Paribas SA	1,534,397	105,385,274
Carrefour SA	75,656	1,439,050
Cie de Saint-Gobain	916,714	52,647,953
Danone SA	429,476	23,552,144
Dassault Systemes SE	77,762	2,892,038
EssilorLuxottica SA	252,701	46,365,411
Hermes International	17,332	32,436,996
Kering SA	135,159	84,333,363
La Francaise des Jeux SAEM(b)	82,581	3,533,475
L’Oreal SA	28,044	11,579,693
LVMH Moet Hennessy Louis Vuitton SE	181,458	158,408,410
Remy Cointreau SA	6,005	1,130,676
Schneider Electric SE	18,589	3,015,425
SCOR SE	39,153	966,383
Societe Generale SA	186,776	5,559,681
Teleperformance	4,825	1,341,286
TotalEnergies SE	1,520,584	94,003,653
Ubisoft Entertainment SA(f)	82,817	1,714,854
Unibail-Rodamco-Westfield(f)	13,050	844,535

		631,150,300

Security	Shares	Value

Germany — 2.3%
Adidas AG	15,920	$2,563,378
BASF SE	29,166	1,672,245
Bayer AG, Registered Shares	325,091	20,235,268
Brenntag SE	48,849	3,646,481
Commerzbank AG(f)	1,122,579	12,832,686
Deutsche Telekom AG, Registered Shares	3,267,887	72,804,600
Fresenius SE & Co. KGaA	69,582	2,016,546
Infineon Technologies AG	368,244	13,260,634
Mercedes-Benz Group AG, Registered Shares	1,091,474	81,218,792
SAP SE	845,002	100,166,505
SAP SE, ADR(h)	64,922	7,695,205
Siemens AG, Registered Shares	655,716	102,426,297
Symrise AG	85,981	9,140,611
Telefonica Deutschland Holding AG	545,576	1,606,924

		431,286,172

Hong Kong — 0.3%
AIA Group Ltd.	4,691,600	53,050,945
ASMPT Ltd.	126,900	1,048,146
Orient Overseas International Ltd.	123,500	2,052,920
SITC International Holdings Co. Ltd.	712,000	1,555,435
Super Hi International Holding Ltd.(f)	130,699	250,359

		57,957,805

India — 0.1%
HCL Technologies Ltd.	98,310	1,355,656
Indian Oil Corp. Ltd.	577,611	577,797
Think & Learn Private Ltd., (Acquired 12/11/20, Cost: $8,580,000)(e)(i)	5,720	13,866,194
Vedanta Ltd.	231,418	945,562

		16,745,209

Indonesia — 0.0%
Bank Central Asia Tbk PT	1,655,500	935,981

Ireland — 0.1%
Allegion PLC	53,689	6,311,142
Experian PLC	79,053	2,890,927
Kingspan Group PLC	96,492	6,205,983
Seagate Technology Holdings PLC	29,457	1,996,595
Trane Technologies PLC	27,892	4,996,015

		22,400,662

Israel — 0.3%
Nice Ltd., ADR(f)(h)	245,955	51,018,446

Italy — 0.3%
Enel SpA	545,790	3,213,677
Ferrari NV	65,559	16,382,156
FinecoBank Banca Fineco SpA	129,909	2,332,106
Intesa Sanpaolo SpA	13,491,596	35,473,046
Snam SpA	448,635	2,285,136

		59,686,121

Japan — 1.6%
AGC, Inc.	9,200	338,981
Astellas Pharma, Inc.	314,250	4,625,801
BayCurrent Consulting, Inc.	24,700	1,049,986
Capcom Co. Ltd.	900	29,163
East Japan Railway Co.	38,800	2,163,418
FANUC Corp.	401,100	70,870,181
Food & Life Cos. Ltd.	52,700	1,172,917
Hino Motors Ltd.(f)	378,900	1,620,759
Honda Motor Co. Ltd.	97,200	2,404,389
Hoya Corp.	302,850	33,304,995

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Inpex Corp.	73,900	$812,060
Japan Post Bank Co. Ltd.	213,900	1,900,474
Jeol Ltd.	73,900	2,170,002
Keyence Corp.	121,329	55,856,081
Kobayashi Pharmaceutical Co. Ltd.	31,000	2,225,555
Konami Group Corp.	20,500	1,008,056
Kose Corp.	165,600	18,271,123
Kyowa Kirin Co. Ltd.	37,900	845,206
Mazda Motor Corp.	188,700	1,502,049
Mitsubishi Corp.	134,200	4,493,815
Mitsubishi Electric Corp.	79,500	876,150
Mitsubishi UFJ Financial Group, Inc.	6,087,300	44,588,747
MS&AD Insurance Group Holdings, Inc.	58,300	1,869,898
Nippon Yusen KK	74,200	1,765,133
Nomura Research Institute Ltd.	117,900	2,830,493
Oracle Corp. Japan	13,000	890,589
Recruit Holdings Co. Ltd.	151,363	4,867,874
Sega Sammy Holdings, Inc.	218,900	3,466,174
Shionogi & Co. Ltd.	38,100	1,815,636
Sysmex Corp.	520,900	34,579,977
Terumo Corp.	191,800	5,583,366
ZOZO, Inc.	95,400	2,473,074

		312,272,122

Jordan — 0.0%
Hikma Pharmaceuticals PLC	49,069	1,038,011

Mexico — 0.1%
Fomento Economico Mexicano SAB de CV	556,834	4,877,417
Grupo Aeroportuario del Sureste SAB de CV, Class B	47,999	1,303,688
Grupo Financiero Banorte SAB de CV, Class O	229,064	1,899,976
Wal-Mart de Mexico SAB de CV	2,564,920	10,046,918

		18,127,999

Netherlands — 2.3%
Adyen NV(b)(f)	27,154	41,054,323
ASML Holding NV	185,329	122,622,495
Heineken NV	12,805	1,279,718
ING Groep NV, Series N(d)(f)	9,114,587	131,981,595
Koninklijke Ahold Delhaize NV	234,895	7,010,902
Koninklijke Philips NV	64,252	1,109,340
Koninklijke Vopak NV	56,107	1,690,536
Shell PLC	2,856,785	83,784,234
Shell PLC, ADR	645,325	37,951,563
Wolters Kluwer NV	10,724	1,169,163

		429,653,869

Norway — 0.0%
Equinor ASA	70,523	2,149,304
Norsk Hydro ASA	510,950	4,142,705

		6,292,009

Poland — 0.0%
Polski Koncern Naftowy ORLEN SA	46,829	703,354

Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services Group Co.	5,497	343,579

Singapore — 0.0%
DBS Group Holdings Ltd.	35,100	956,180

Security	Shares	Value

South Africa — 0.1%
Anglo American Platinum Ltd.	22,358	$1,662,788
Anglo American PLC	513,319	22,139,642
Kumba Iron Ore Ltd.	84,377	2,583,627

		26,386,057

South Korea — 0.6%
Amorepacific Corp.	146,319	17,392,439
Celltrion Healthcare Co. Ltd.(h)	26,651	1,247,279
Fila Holdings Corp.	17,810	562,528
Hana Financial Group, Inc.	48,675	1,933,722
Hanwha Aerospace Co. Ltd.	33,563	2,201,332
KB Financial Group, Inc.	27,360	1,246,860
Kia Corp.	24,173	1,316,991
LG Chem Ltd.	30,830	17,400,544
LG Display Co. Ltd.(f)	68,904	767,257
LG Energy Solution Ltd.(f)	86,246	36,684,745
Samsung Electronics Co. Ltd.	61,395	3,058,099
Samsung Fire & Marine Insurance Co. Ltd.	6,039	995,750
Samsung SDI Co. Ltd.	43,444	24,346,107
SK Telecom Co. Ltd.	61,914	2,346,237

		111,499,890

Spain — 0.5%
Cellnex Telecom SA(b)	2,368,223	92,805,886
Endesa SA	48,107	959,096
Industria de Diseno Textil SA	102,014	3,184,960

		96,949,942

Sweden — 0.2%
Atlas Copco AB, A Shares	546,116	6,480,246
Epiroc AB, Class A	421,862	8,208,066
Evolution AB(b)	10,109	1,136,161
H & M Hennes & Mauritz AB, B Shares	123,479	1,520,802
Hexagon AB, B Shares	749,156	8,587,951
Husqvarna AB, B Shares	94,148	801,000
Nibe Industrier AB, B Shares	131,654	1,422,425
Swedbank AB, A Shares	358,290	6,892,215
Telefonaktiebolaget LM Ericsson, B Shares	193,938	1,124,930
Telia Co. AB	2,039,355	5,266,921

		41,440,717

Switzerland — 1.2%
Cie Financiere Richemont SA, Class A, Registered Shares	12,624	1,946,081
Coca-Cola HBC AG, Class DI	105,520	2,564,280
Kuehne & Nagel International AG, Registered Shares	5,815	1,386,625
Lonza Group AG, Registered Shares	31,520	17,980,311
Nestle SA, Registered Shares	817,762	99,774,361
Novartis AG, Registered Shares	59,281	5,359,538
Partners Group Holding AG	2,188	2,052,993
Roche Holding AG	98,045	30,606,744
Sonova Holding AG, Registered Shares	10,236	2,559,733
STMicroelectronics NV	238,195	11,216,200
TE Connectivity Ltd.	375,636	47,762,117
Temenos AG, Registered Shares	8,957	639,356
VAT Group AG(b)	3,006	935,779

		224,784,118

Taiwan — 0.4%
MediaTek, Inc.	75,000	1,812,072
Nan Ya Printed Circuit Board Corp.	280,000	2,299,242

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	4,068,000	$71,787,107
Unimicron Technology Corp.	800,000	3,683,195
Wiwynn Corp.	62,000	1,557,294

		81,138,910

United Arab Emirates(e) — 0.0%
Jawbone Health Hub, Inc., (Acquired 01/24/17, Cost: $0)(i)	1,518,232	15
NMC Health PLC(f)	1,077,976	13

		28

United Kingdom — 2.5%
Admiral Group PLC	54,291	1,475,918
Alphawave IP Group PLC(f)	2,084,903	2,456,993
AstraZeneca PLC	498,969	65,371,154
AstraZeneca PLC, ADR	664,705	43,451,766
Auto Trader Group PLC(b)	1,267,951	9,837,375
BP PLC	806,923	4,874,015
BP PLC, ADR	150,207	5,442,000
British American Tobacco PLC	79,045	3,030,095
Burberry Group PLC	85,870	2,615,678
Compass Group PLC	2,797,962	66,837,725
Direct Line Insurance Group PLC	484,963	1,063,351
Dr. Martens PLC	313,240	600,342
Exscientia PLC, ADR(f)(h)	1,110,300	7,816,512
Ferguson PLC	17,074	2,405,640
Genius Sports Ltd.(f)(h)	953,935	5,237,103
GSK PLC	177,484	3,117,509
Hedosophia European Growth(f)	637,585	6,788,978
Kingfisher PLC	497,779	1,717,296
Legal & General Group PLC	407,169	1,281,336
Linde PLC(f)	47,695	15,784,183
Lloyds Banking Group PLC	129,851,068	84,506,474
London Stock Exchange Group PLC	91,271	8,355,392
National Grid PLC	55,939	711,147
NatWest Group PLC	1,240,131	4,731,170
Spirax-Sarco Engineering PLC	96,886	13,839,384
Standard Chartered PLC	110,893	931,458
Unilever PLC	2,102,106	106,995,210

		471,275,204

United States — 33.6%
3M Co.	8,196	943,196
Abbott Laboratories(k)	887,570	98,120,863
AbbVie, Inc.(k)	292,556	43,225,149
Activision Blizzard, Inc.	143,447	10,983,737
Adobe, Inc.(f)	63,147	23,385,860
Advance Auto Parts, Inc.	19,437	2,959,866
Agilent Technologies, Inc.	6,478	985,174
Air Products & Chemicals, Inc.	250,239	80,204,102
Airbnb, Inc., Class A(f)	21,457	2,384,087
Akamai Technologies, Inc.(f)	14,884	1,323,932
Albemarle Corp.	149,953	42,204,272
Alcoa Corp.	247,923	12,951,498
Alliant Energy Corp.	19,805	1,070,064
Alphabet, Inc., Class C(f)	2,431,092	242,793,158
Altria Group, Inc.	79,414	3,576,807
Amazon.com, Inc.(f)(k)	1,811,574	186,827,627
American Express Co.	14,413	2,521,266
American Tower Corp.	339,774	75,902,114
AmerisourceBergen Corp.	42,944	7,255,818
Amgen, Inc.	45,492	11,482,181

Security	Shares		Value

United States (continued)
ANSYS, Inc.(f)	58,094		$15,473,918
APA Corp.	27,566		1,222,001
Apple, Inc.(k)	1,926,572		277,985,074
Applied Materials, Inc.	356,385		39,733,364
Aptiv PLC(f)	314,527		35,569,858
Archer-Daniels-Midland Co.	1,017,277		84,281,399
Astra Space, Inc.	748,566		475,938
AT&T, Inc.	142,111		2,894,801
AutoZone, Inc.(f)	1,430		3,487,555
Baker Hughes Co.	109,247		3,467,500
Ball Corp.	23,107		1,345,752
Bank of America Corp.(k)	1,622,814		57,577,441
Baxter International, Inc.	102,664		4,690,718
Berkshire Hathaway, Inc., Class B(f)	27,761		8,648,107
Booking Holdings, Inc.(f)	4,628		11,265,015
Boston Scientific Corp.(f)(k)	2,562,427		118,512,249
Broadcom, Inc.	7,076		4,139,531
Brown-Forman Corp., Class B	48,218		3,210,354
Bunge Ltd.	399,335		39,574,098
Cadence Design Systems, Inc.(f)	141,563		25,881,963
California Resources Corp.	96,554		4,125,752
Capri Holdings Ltd.(f)	16,830		1,119,027
Cardinal Health, Inc.	20,559		1,588,183
Carrier Global Corp.	73,327		3,338,578
CDW Corp.	30,207		5,921,478
Centene Corp.(f)	32,827		2,502,730
CF Industries Holdings, Inc.	713,705		60,450,813
Charles Schwab Corp.(k)	1,283,296		99,352,776
Charter Communications, Inc., Class A(f)(h)	91,768		35,267,360
Cheniere Energy, Inc.	12,768		1,950,823
Chesapeake Energy Corp.	70,609		6,123,212
Chevron Corp.	25,205		4,386,174
Chipotle Mexican Grill, Inc.(f)	5,475		9,013,930
Chubb Ltd.	301,532		68,595,515
Cigna Corp.	27,211		8,616,907
Cintas Corp.	3,942		1,749,223
Cisco Systems, Inc.	159,767		7,775,860
CME Group, Inc., Class A	55,665		9,833,779
Coca-Cola Co.	80,762		4,952,326
Colgate-Palmolive Co.	42,392		3,159,476
Comcast Corp., Class A	1,325,018		52,139,458
ConocoPhillips(k)	1,057,062		128,824,146
Copart, Inc.(f)	66,076		4,401,322
Corteva, Inc.	63,180		4,071,951
Costco Wholesale Corp.	179,783		91,894,283
Coterra Energy, Inc.	197,100		4,933,413
Crowdstrike Holdings, Inc., Class A(f)	249,897		26,464,092
Crown Castle, Inc.	8,515		1,261,157
Crown Holdings, Inc.	20,542		1,810,983
Crown PropTech Acquisitions(e)	186,720		2
CVS Health Corp.	593,599		52,367,304
Darling Ingredients, Inc.(f)	46,311		3,069,956
Datadog, Inc., Class A(f)	183,746		13,746,038
Davidson Kempner Merchant Co-investment Fund LP, (Acquired 04/01/21, Cost: $4,809,288)(i)(l)	—	(m)	21,879,411
Deere & Co.	122,523		51,807,625
Delta Air Lines, Inc.(f)	135,263		5,288,783
Devon Energy Corp.	81,000		5,122,440
Dexcom, Inc.(f)	335,778		35,958,466
Diversey Holdings Ltd.(f)	777,182		4,717,495
Domino’s Pizza, Inc.	63,871		22,546,463

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Dow, Inc.	38,190	$2,266,576
Dynatrace, Inc.(f)	143,541	5,516,281
eBay, Inc.	82,190	4,068,405
Edison International	95,853	6,604,272
Edwards Lifesciences Corp.(f)	356,405	27,336,263
Element Solutions, Inc.	183,943	3,767,153
Eli Lilly & Co.	221,168	76,114,967
Energy Transfer LP	421,011	5,591,026
Epic Games, Inc., (Acquired 07/02/20, Cost: $23,484,725)(e)(i)	40,843	32,173,256
EQT Corp.	1,822,558	59,542,970
Essex Property Trust, Inc.	7,348	1,661,162
Eversource Energy	79,979	6,584,671
Expedia Group, Inc.(f)	25,370	2,899,791
Extra Space Storage, Inc.	13,305	2,099,928
Exxon Mobil Corp.	160,504	18,620,069
F5, Inc.(f)	295,128	43,578,600
Fanatics Holdings, Inc., (Acquired 12/15/21, Cost: $40,652,984)(e)(i)	599,248	45,644,720
Fastenal Co.	73,892	3,735,241
Fidelity National Information Services, Inc.	36,066	2,706,393
First Republic Bank	18,109	2,551,196
FleetCor Technologies, Inc.(f)	14,477	3,022,942
Floor & Decor Holdings, Inc., Class A(f)(h)	57,112	5,184,056
FMC Corp.	30,572	4,070,050
Fortinet, Inc.(f)	455,576	23,844,848
Fortive Corp.	1,279,517	87,045,542
FQT Private(e)	2,439,185	2,878,238
Freeport-McMoRan, Inc.(k)	1,426,743	63,661,273
Gartner, Inc.(f)	11,152	3,770,937
Gen Digital, Inc.	31,157	716,923
General Dynamics Corp.	14,435	3,364,221
General Motors Co.	240,809	9,468,610
Genuine Parts Co.	11,325	1,900,561
Gilead Sciences, Inc.	92,306	7,748,166
Goldman Sachs Group, Inc.	7,804	2,854,781
Halliburton Co.	376,389	15,514,755
HCA Healthcare, Inc.	54,102	13,799,797
Health Care Select Sector SPDR Fund(h)	201,333	26,849,769
Healthpeak Properties, Inc.	79,032	2,171,799
Hewlett Packard Enterprise Co.	123,915	1,998,749
Hilton Worldwide Holdings, Inc.	300,040	43,532,804
Honeywell International, Inc.	22,584	4,708,312
Humana, Inc.	182,549	93,410,323
iHeartMedia, Inc., Class A(f)	10,778	83,529
Informatica, Inc., Class A(f)(h)	409,891	7,296,060
Intercontinental Exchange, Inc.	34,674	3,729,189
Intuit, Inc.	107,262	45,336,430
Intuitive Surgical, Inc.(f)	220,962	54,288,154
Invesco Municipal Opportunity Trust	208,538	2,095,807
Invesco Municipal Trust(h)	206,960	2,102,714
Invesco Quality Municipal Income Trust	205,405	2,078,699
Invesco Trust for Investment Grade Municipals	210,256	2,192,970
Invesco Value Municipal Income Trust	175,143	2,238,328
Johnson & Johnson	451,918	73,852,440
JPMorgan Chase & Co.	29,917	4,187,183
Kinder Morgan, Inc.	105,175	1,924,702
KLA Corp.	86,631	34,000,935
Kroger Co.	53,858	2,403,683
Latch, Inc.	520,854	478,925
Liberty Media Corp.-Liberty SiriusXM, Class A(f)(h)	722,082	29,330,971

Security	Shares	Value

United States (continued)
Liberty Media Corp.-Liberty SiriusXM, Class C(f)	999,223	$40,268,687
Lincoln National Corp.	46,492	1,647,212
Lions Gate Entertainment Corp., Class A(f)(h)	468,819	3,736,487
Live Nation Entertainment, Inc.(f)	28,884	2,324,873
LKQ Corp.	16,396	966,708
Lookout, Inc., (Acquired 03/04/15, Cost: $2,002,652)(e)(i)	175,316	631,138
Lowe’s Cos., Inc.	50,177	10,449,360
LPL Financial Holdings, Inc.	414,162	98,206,093
Lumen Technologies, Inc.	162,067	850,852
LyondellBasell Industries NV, Class A	277,333	26,815,328
Marathon Oil Corp.	2,000,773	54,961,234
Marathon Petroleum Corp.	94,982	12,207,087
Marsh & McLennan Cos., Inc.	774,946	135,545,805
Masco Corp.	100,826	5,363,943
Masimo Corp.(f)	48,745	8,290,550
Mastercard, Inc., Class A	383,870	142,262,222
McDonald’s Corp.	211,662	56,598,419
McKesson Corp.	43,300	16,396,844
Merck & Co., Inc.	798,814	85,800,612
Meta Platforms, Inc., Class A(f)	28,551	4,253,242
MetLife, Inc.	24,457	1,785,850
Mettler-Toledo International, Inc.(f)	1,861	2,852,764
MGM Resorts International	93,175	3,858,377
Microchip Technology, Inc.	14,478	1,123,782
Micron Technology, Inc.	854,251	51,511,335
Microsoft Corp.(k)	1,293,666	320,583,371
Mirion Technologies, Inc.	2,672,710	21,248,044
Mirion Technologies, Inc.(f)(h)	223,121	1,773,812
Molina Healthcare, Inc.(f)	6,304	1,965,776
Morgan Stanley	574,474	55,913,554
Mosaic Co.	55,817	2,765,174
Mr. Cooper Group, Inc.(f)	106,908	4,916,699
NetApp, Inc.	26,631	1,763,771
Netflix, Inc.(f)	6,174	2,184,732
Newmont Corp.	48,044	2,542,969
NextEra Energy, Inc.	1,175,837	87,752,715
NIKE, Inc., Class B	91,751	11,682,655
Northrop Grumman Corp.	219,274	98,243,523
NRG Energy, Inc.	62,566	2,141,009
Nuveen Municipal Value Fund, Inc.	324,048	2,952,077
NVIDIA Corp.(k)	255,806	49,976,818
Offerpad Solutions, Inc.	743,794	682,431
ONEOK, Inc.	61,044	4,180,293
Opendoor Technologies, Inc.(f)(h)	744,088	1,629,553
Otis Worldwide Corp.	175,225	14,408,752
Ovintiv, Inc.	58,964	2,902,798
Palo Alto Networks, Inc.(f)	154,048	24,438,175
Park Hotels & Resorts, Inc.	134,442	1,977,642
Paycom Software, Inc.(f)	10,933	3,541,636
Peloton Interactive, Inc., Class A(f)	511,875	6,618,544
PepsiCo, Inc.	75,784	12,960,580
Pfizer, Inc.	522,298	23,064,680
Philip Morris International, Inc.	48,522	5,057,933
Phillips 66	51,825	5,196,493
Planet Labs, Inc.	583,360	2,887,632
Playstudios, Inc.	831,348	3,840,828
PNC Financial Services Group, Inc.	13,913	2,301,628
Procter & Gamble Co.	7,848	1,117,398
Project Barkley, (Acquired 02/11/22, Cost: $31,181,561)(e)(i)	11,562,554	13,990,690

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Prologis, Inc.	22,174	$2,866,655
Proof Acquisition Corp.(e)	108,512	122,619
Public Service Enterprise Group, Inc.	13,391	829,305
Public Storage	13,391	4,075,417
Quest Diagnostics, Inc.	7,783	1,155,620
Raymond James Financial, Inc.	282,725	31,882,898
Rocket Lab USA, Inc.(f)(h)	447,252	2,222,842
Rockwell Automation, Inc.	87,501	24,677,907
Rotor Acquisition Corp.	87,039	50,483
RXO, Inc.(f)(h)	51,978	952,237
S&P Global, Inc.	50,388	18,892,477
Salesforce, Inc.(f)	7,980	1,340,401
Sarcos Technology & Robotics Corp.(f)	164,137	98,482
Sarcos Technology and Robotics Corp.	3,560,566	2,136,340
SBA Communications Corp.	14,370	4,275,506
Schlumberger Ltd.	1,034,388	58,939,428
Seagen, Inc.(f)	210,289	29,331,110
Sempra Energy	753,176	120,756,708
ServiceNow, Inc.(f)	110,251	50,178,538
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $1,060,929)(e)(i)	70,636	502,928
Snowflake, Inc., Class A(f)(h)	21,566	3,373,785
Sonder Holdings, Inc., Class A	830,701	1,113,139
Southwest Airlines Co.	72,733	2,601,659
SPDR S&P Metals & Mining ETF	133,696	7,636,716
Splunk, Inc.(f)	40,447	3,873,609
Starbucks Corp.	463,012	50,533,130
Sun Country Airlines Holdings, Inc.	963,151	17,982,029
Symbotic Corp., Class A	257,895	4,036,057
Symbotic, Inc.(f)(h)	23,722	371,249
Synchrony Financial	68,371	2,511,267
Synopsys, Inc.(f)	4,826	1,707,197
Taboola.com Ltd.	671,898	2,674,154
Tapestry, Inc.	83,284	3,795,252
Tesla, Inc.(f)(k)	236,300	40,931,886
Thermo Fisher Scientific, Inc.(h)	129,957	74,118,376
TJX Cos., Inc.	515,767	42,220,687
Toll Brothers, Inc.	23,139	1,376,539
TPB Acquisition Corp. I, Class A(f)	287,026	2,910,444
TransDigm Group, Inc.	12,770	9,165,667
Travelers Cos., Inc.	22,247	4,251,847
Ulta Beauty, Inc.(f)	3,174	1,631,309
United Airlines Holdings, Inc.(f)(h)	73,697	3,608,205
United Parcel Service, Inc., Class B	413,677	76,625,391
United Rentals, Inc.(f)	27,251	12,016,328
UnitedHealth Group, Inc.	268,871	134,217,714
Univar Solutions, Inc.(f)(h)	43,067	1,484,950
Valero Energy Corp.	603,407	84,495,082
VeriSign, Inc.(f)	94,955	20,704,938
Verisk Analytics, Inc.	79,226	14,402,495
Vertex Pharmaceuticals, Inc.(f)	8,391	2,711,132
Vertiv Holdings	2,053,392	29,199,234
VF Corp.	130,214	4,028,821
Visa, Inc., Class A	88,393	20,348,953
Vulcan Materials Co.	272,549	49,966,408
Walgreens Boots Alliance, Inc.	132,893	4,898,436
Walmart, Inc.	294,431	42,359,788
Walt Disney Co.(f)	932,347	101,150,326
Wells Fargo & Co.	1,076,988	50,478,428
West Pharmaceutical Services, Inc.	13,821	3,670,858

Security		Shares	Value

United States (continued)
Willis Towers Watson PLC		9,391	$2,387,098
Workday, Inc., Class A(f)		28,349	5,143,359
Zoetis, Inc.		102,673	16,991,355
Zscaler, Inc.(f)(h)		102,834	12,767,869

			6,400,541,488

Total Common Stocks — 53.9% (Cost: $7,721,296,827)			10,260,623,335

		Par (000)

Corporate Bonds

Australia — 0.6%
National Australia Bank Ltd., 3.38%, 01/14/26	USD	155	150,131
Oceana Australian Fixed Income Trust(e)
10.00%, 08/31/23	AUD	7,008	4,940,660
10.25%, 08/31/25		13,002	9,418,367
Quintis Australia Pty. Ltd.(b)(e)(g)(n)
(12.00% PIK), 0.00%, 10/01/28	USD	82,685	12,882,249
(7.50% Cash or 8.00% PIK), 7.50%, 10/01/26		92,389	92,389,186

			119,780,593

Austria — 0.0%
Klabin Austria GmbH, 3.20%, 01/12/31(b)		1,244	1,013,860
Suzano Austria GmbH, 3.13%, 01/15/32		1,692	1,345,140

			2,359,000

Bahamas — 0.0%
Intercorp Peru Ltd., 3.88%, 08/15/29(b)		793	666,616

Belgium(c) — 0.0%
Anheuser-Busch InBev SA, 4.00%, 09/24/25	GBP	1,100	1,353,891
KBC Group NV, (1 year UK Government Bond + 0.92%), 1.25%, 09/21/27(a)		1,100	1,187,886

			2,541,777

Bermuda — 0.0%
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(c)	USD	1,360	1,181,755

Brazil — 0.0%
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(a)(b)		829	846,513
BRF SA, 4.88%, 01/24/30(c)		1,659	1,398,018
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(n)		1,244	125,022
Suzano Austria GmbH, 3.75%, 01/15/31		1,421	1,212,184

			3,581,737

British Virgin Islands — 0.0%
Easy Tactic Ltd., (6.50% Cash or 7.50% PIK), 7.50%, 07/11/28(n)		1,625	487,381
HKT Capital No. 6 Ltd., 3.00%, 01/18/32(c)		900	761,157
New Metro Global Ltd., 4.50%, 05/02/26(c)		543	420,825

			1,669,363

Canada — 0.3%
Bank of Montreal
(1 day SOFR + 0.60%), 0.95%, 01/22/27(a)		4,574	4,093,638
Series H, 4.25%, 09/14/24		5,579	5,525,896
Canadian Pacific Railway Co.
4.00%, 06/01/28		6,030	5,906,589

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
Canadian Pacific Railway Co. (continued)
2.05%, 03/05/30	USD	2,034	$1,737,396
First Quantum Minerals Ltd.(b)
6.50%, 03/01/24		1,105	1,094,641
7.50%, 04/01/25		2,760	2,718,738
6.88%, 03/01/26		2,310	2,220,516
6.88%, 10/15/27		4,329	4,175,212
Garda World Security Corp., 7.75%, 02/15/28(b)		798	808,973
Open Text Corp., 6.90%, 12/01/27(b)		2,875	2,943,281
Rogers Communications, Inc.(b)
2.95%, 03/15/25		7,511	7,212,459
3.80%, 03/15/32		2,034	1,830,854
Royal Bank of Canada
0.65%, 07/29/24		175	164,645
0.75%, 10/07/24		451	422,467
1.20%, 04/27/26		85	76,558
3.63%, 05/04/27		4,175	4,035,682
4.24%, 08/03/27		6,076	5,991,444
Thomson Reuters Corp., 3.35%, 05/15/26		97	92,983
Toronto-Dominion Bank
2.35%, 03/08/24		7,002	6,822,759
2.80%, 03/10/27		179	167,941
2.88%, 04/05/27(c)	GBP	1,100	1,262,997

			59,305,669

Cayman Islands — 0.1%
Agile Group Holdings Ltd., 5.50%, 04/21/25(c)	USD	905	540,737
China Evergrande Group, 10.00%, 04/11/23(c)(f)(o)		1,139	115,181
China SCE Group Holdings Ltd.(c)
7.38%, 04/09/24		339	211,875
7.00%, 05/02/25		314	167,990
Fantasia Holdings Group Co. Ltd.(c)(f)(o)
7.95%, 07/05/22		510	88,154
10.88%, 01/09/23		3,132	540,270
9.25%, 07/28/23		902	155,595
9.88%, 10/19/23		481	82,973
IHS Holding Ltd., 6.25%, 11/29/28(b)		1,244	1,018,295
Jingrui Holdings Ltd., 12.00%, 07/25/22(c)(f)(o)		1,269	106,332
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/31(b)(d)		837	815,238
MAF Global Securities Ltd.(c)
4.75%, 05/07/24		1,895	1,870,483
(5 year CMT + 3.54%), 6.38%(a)(p)		829	817,498
Melco Resorts Finance Ltd., 5.38%, 12/04/29(c)		1,234	1,058,155
MGM China Holdings Ltd., 5.38%, 05/15/24(c)		400	388,000
Modern Land China Co. Ltd.(c)(d)
7.00%, 12/30/23		150	11,559
8.00%, 12/30/24		588	45,318
9.00%, 12/30/25		1,072	81,924
9.00%, 12/30/26		326	25,129
9.00%, 12/30/27		1,614	120,387
Ronshine China Holdings Ltd.(c)(f)(o)
6.75%, 08/05/24		200	24,500
7.10%, 01/25/25		2,778	340,305
Sands China Ltd., 4.88%, 06/18/30		800	724,000
Seagate HDD Cayman, 9.63%, 12/01/32(b)(d)		3,050	3,453,637
Shelf Drilling North Sea Holdings Ltd., 10.25%, 10/31/25(b)		4,823	4,805,818
Sinic Holdings Group Co. Ltd.(c)(f)(o)
8.50%, 01/24/22		490	4,900

Security		Par (000)	Value

Cayman Islands (continued)
Sinic Holdings Group Co. Ltd.(c)(f)(o) (continued)
10.50%, 06/18/22	USD	1,188	$11,880
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)(d)		1,405	1,457,997
Transocean, Inc., 8.75%, 02/15/30(b)		1,507	1,553,717

			20,637,847

Chile — 0.0%
Empresa Nacional del Petroleo, 3.75%, 08/05/26(c)		1,161	1,091,558
Kenbourne Invest SA, 6.88%, 11/26/24(b)		1,290	1,198,087

			2,289,645

China(c) — 0.0%
China Evergrande Group, 11.50%, 01/22/23(f)(o)		2,277	233,819
Fantasia Holdings Group Co. Ltd., 11.75%, 04/17/22(f)(o)		2,110	363,975
Fortune Star BVI Ltd.
6.85%, 07/02/24		732	678,930
5.00%, 05/18/26		579	473,912
RKPF Overseas Ltd., Series 2019-A, 6.00%, 09/04/25		877	764,525

			2,515,161

Colombia — 0.1%
Ecopetrol SA
4.13%, 01/16/25		2,269	2,192,421
4.63%, 11/02/31		1,659	1,306,546
8.88%, 01/13/33		1,785	1,827,483
5.88%, 05/28/45		1,132	810,654
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(b)		1,659	1,359,654
Grupo Aval Ltd., 4.38%, 02/04/30(b)		2,286	1,882,978
Millicom International Cellular SA, 5.13%, 01/15/28(c)		1,493	1,333,338
SURA Asset Management SA, 4.88%, 04/17/24(c)		2,153	2,127,837

			12,840,911

Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)		1,244	1,227,672

France — 0.1%
BNP Paribas SA
3.38%, 01/23/26(c)	GBP	1,100	1,307,246
1.88%, 12/14/27(c)		1,100	1,180,767
(1 day SOFR + 1.56%), 3.13%, 01/20/33(a)(b)	USD	3,375	2,852,404
BPCE SA, (1 day SOFR + 1.31%), 2.28%, 01/20/32(a)(b)		2,063	1,628,005
Faurecia SE, 2.75%, 02/15/27(c)	EUR	2,466	2,373,144
Sabena Technics Sas, (3 mo. EURIBOR + 5.00%), (Acquired 10/28/22, Cost: $8,135,159), 6.58%, 09/30/29(a)(e)(i)		8,303	9,026,609
Societe Generale SA, 1.88%, 10/03/24(c)	GBP	1,100	1,294,214
TotalEnergies Capital International SA, 1.66%, 07/22/26(c)		1,100	1,246,328

			20,908,717

Germany — 0.3%
Adler Pelzer Holding GmbH, 4.13%, 04/01/24(b)	EUR	18,415	16,516,395
APCOA Parking Holdings GmbH, (3 mo. EURIBOR + 5.00%), 7.29%, 01/15/27(a)(b)		9,529	9,841,483
Deutsche Bank AG
2.63%, 12/16/24(c)	GBP	1,100	1,283,798

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
Deutsche Bank AG (continued)
(1 day SOFR + 3.04%), 3.55%, 09/18/31(a)	USD	3,499	$3,040,196
(1 day SOFR + 3.18%), 6.72%, 01/18/29(a)		926	974,369
(3 mo. LIBOR GBP + 1.94%), 4.00%, 06/24/26(a)(c)	GBP	1,100	1,300,606
Douglas GmbH, 6.00%, 04/08/26(b)	EUR	8,152	7,646,078
Kirk Beauty SUN GmbH, (8.25% Cash or 9.00% PIK), 8.25%, 10/01/26(b)(n)		3,295	2,471,341
TK Elevator Midco GmbH, 4.38%, 07/15/27(c)		9,622	9,446,932

			52,521,198

Hong Kong — 0.0%
AIA Group Ltd., (5 year CMT + 1.76%), 2.70%(a)(c)(p)	USD	1,000	902,500
Bank of East Asia Ltd., (5 year CMT + 4.26%), 5.88%(a)(c)(p)		733	711,606
Wanda Group Overseas Ltd., 8.88%, 03/21/23(c)		360	359,100
Yango Justice International Ltd.(f)(o)
10.25%, 09/15/22		503	10,060
9.25%, 04/15/23(c)		1,154	23,080
7.88%, 09/04/24(c)		1,223	24,460
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26(c)		464	422,240

			2,453,046

India — 0.0%
GMR Hyderabad International Airport Ltd., 5.38%, 04/10/24		397	391,492
HDFC Bank Ltd., (5 year CMT + 2.93%), 3.70%(a)(c)(p)		549	479,002
Indian Railway Finance Corp. Ltd., 3.25%, 02/13/30(c)		660	579,067
Power Finance Corp. Ltd., 4.50%, 06/18/29(c)		500	465,094
REC Ltd., 2.75%, 01/13/27(c)		500	449,965
REI Agro Ltd.(f)(o)
5.50%, 11/13/21		44,430	368,535
5.50%, 11/13/21(c)(e)		8,271	1
ReNew Power Pvt Ltd., 5.88%, 03/05/27(c)		313	297,908
Shriram Finance Ltd., 4.40%, 03/13/24(c)		703	674,880

			3,705,944

Indonesia(c) — 0.0%
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26		722	676,955
Freeport Indonesia PT, 4.76%, 04/14/27		2,217	2,150,734
Pertamina Persero PT, 3.65%, 07/30/29		2,307	2,128,461
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33		392	380,164
Theta Capital Pte. Ltd., 8.13%, 01/22/25		998	862,833

			6,199,147

Ireland — 0.1%
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23		8,049	7,928,679
3.20%, 09/23/26		15,525	14,837,618

			22,766,297

Security		Par (000)	Value

Isle of Man — 0.0%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	USD	1,869	$1,654,065
Gohl Capital Ltd., 4.25%, 01/24/27(c)		1,362	1,251,337

			2,905,402

Israel(b)(c) — 0.0%
Bank Leumi Le-Israel BM, (5 year CMT + 3.47%), 7.13%, 07/18/33(a)		929	954,547
Leviathan Bond Ltd., 5.75%, 06/30/23		919	914,865

			1,869,412

Italy(b) — 0.3%
Castor SpA
6.00%, 02/15/29	EUR	2,764	2,814,674
(3 mo. EURIBOR + 5.25%), 7.30%, 02/15/29(a)		8,819	9,443,765
Fiber Bidco Spa
11.00%, 10/25/27		4,906	5,772,035
(3 mo. EURIBOR + 6.00%), 7.95%, 10/25/27(a)		3,228	3,496,600
Forno d’Asolo SpA, (3 mo. EURIBOR + 5.50%), 7.70%, 04/30/27(a)		21,390	20,056,700
Marcolin SpA, 6.13%, 11/15/26		10,346	9,616,747
Shiba Bidco SpA, 4.50%, 10/31/28		9,744	9,073,070

			60,273,591

Japan — 0.1%
NTT Finance Corp., 4.14%, 07/26/24(b)	USD	3,686	3,644,700
Rakuten Group, Inc., 10.25%, 11/30/24(b)		1,960	1,984,444
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23		418	416,349
5.00%, 11/26/28		2,714	2,757,619
2.05%, 03/31/30		2,055	1,736,220

			10,539,332

Jersey — 0.0%
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32		2,034	1,755,997

Luxembourg — 0.1%
Atento Luxco 1 SA, 8.00%, 02/10/26(b)		829	451,067
FEL Energy VI SARL, 5.75%, 12/01/40(c)(d)		1,757	1,523,734
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25(b)	EUR	1,572	1,298,840
Herens Midco SARL, 5.25%, 05/15/29(b)		12,016	8,866,646
MC Brazil Downstream Trading SARL
7.25%, 06/30/31(c)	USD	1,323	1,175,909
7.25%, 06/30/31(b)		801	723,054
Sani/Ikos Financial Holdings 1 SARL, 5.63%, 12/15/26(b)	EUR	8,042	8,083,826

			22,123,076

Macau(c) — 0.0%
Champion Path Holdings Ltd., 4.50%, 01/27/26	USD	371	334,827
MGM China Holdings Ltd., 5.88%, 05/15/26		796	752,369
Studio City Finance Ltd., 5.00%, 01/15/29		1,334	1,073,030

			2,160,226

Malaysia(c) — 0.0%
CIMB Bank Bhd, 2.13%, 07/20/27		700	625,538
Dua Capital Ltd., 2.78%, 05/11/31		1,000	840,640
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28		1,000	987,687

			2,453,865

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mauritius — 0.0%
CA Magnum Holdings, 5.38%, 10/31/26(c)	USD	475	$437,000
HTA Group Ltd., 7.00%, 12/18/25(b)		459	431,259
India Green Energy Holdings, 5.38%, 04/29/24(b)		829	802,058
India Green Power Holdings, 4.00%, 02/22/27(c)		600	516,750
UPL Corp. Ltd., (5 year CMT + 3.87%), 5.25%(a)(c)(p)		530	387,496

			2,574,563

Mexico — 0.1%
Alpek SAB de CV
3.25%, 02/25/31(c)		1,471	1,225,343
3.25%, 02/25/31(b)		379	315,707
Braskem Idesa SAPI, 6.99%, 02/20/32(b)		1,753	1,289,507
Comision Federal de Electricidad, 4.88%, 01/15/24(c)		2,190	2,172,617
Grupo Bimbo SAB de C.V.(a)(p)
(5 year CMT + 3.28%), 5.95%(c)		1,269	1,262,433
(5 year CMT + 3.28%), 5.95%(b)		829	824,710
Mexico City Airport Trust, 5.50%, 07/31/47(c)		1,902	1,532,632
Petroleos Mexicanos
6.50%, 03/13/27		2,074	1,954,278
8.75%, 06/02/29		2,221	2,162,699
5.95%, 01/28/31		2,489	1,987,218
6.70%, 02/16/32		2,863	2,369,132
Trust Fibra Uno, 4.87%, 01/15/30(c)		1,515	1,389,141

			18,485,417

MultiNational — 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 06/15/27(b)		347	346,029
2.00%, 09/01/28(c)	EUR	4,801	4,339,677
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)	USD	9,875	9,442,969
NXP BV/NXP Funding LLC
4.88%, 03/01/24		5,666	5,630,304
5.35%, 03/01/26		1,157	1,161,674
NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, 01/15/33		3,728	3,640,784
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(b)		902	747,893

			25,309,330

Netherlands — 0.2%
Cooperatieve Rabobank UA, (1 year UK Government Bond + 1.05%), 1.88%, 07/12/28(a)(c)	GBP	1,100	1,193,799
Deutsche Telekom International Finance BV, 2.49%, 09/19/23(b)	USD	1,838	1,809,741
Equate Petrochemical BV 4.25%, 11/03/26(c)		1,097	1,070,782
2.63%, 04/28/28(b)		1,188	1,055,687
Greenko Dutch BV, 3.85%, 03/29/26(c)		477	424,378
ING Groep NV
3.00%, 02/18/26(c)	GBP	1,100	1,291,094
(1 day SOFR + 1.64%), 3.87%, 03/28/26(a)	USD	1,085	1,053,780
LYB International Finance II BV, 3.50%, 03/02/27		11,414	10,833,485
LyondellBasell Industries NV, 5.75%, 04/15/24		748	751,860
Metinvest BV, 7.65%, 10/01/27(c)		829	435,225
Minejesa Capital BV, 4.63%, 08/10/30(c)		1,000	924,000

Security		Par (000)	Value

Netherlands (continued)
Mondelez International Holdings Netherlands BV, 1.25%, 09/24/26(b)	USD	124	$109,482
NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, 05/01/30		2,034	1,814,877
Trivium Packaging Finance BV, 5.50%, 08/15/26(b)		2,265	2,174,264
Vivo Energy Investments BV, 5.13%, 09/24/27(b)		2,292	2,135,571
Volkswagen Financial Services NV(c) 1.88%, 12/03/24	GBP	600	697,922
4.25%, 10/09/25		500	600,781

			28,376,728

Oman — 0.0%
OQ SAOC, 5.13%, 05/06/28(b)	USD	829	797,291

Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(b)		829	672,423

Paraguay — 0.0%
Frigorifico Concepcion SA, 7.70%, 07/21/28(b)		643	515,525

Peru — 0.0%
Inkia Energy Ltd., 5.88%, 11/09/27(c)		576	534,600
Nexa Resources SA, 5.38%, 05/04/27(b)		622	601,474

			1,136,074

Republic of Korea — 0.0%
Hanwha Life Insurance Co. Ltd., (5 year CMT + 1.85%), 3.38%, 02/04/32(a)(c)		600	527,738
LG Chem Ltd., 2.38%, 07/07/31(c)		1,100	891,550
POSCO(b)
5.63%, 01/17/26		593	600,027
5.88%, 01/17/33		200	210,305

			2,229,620

Singapore — 0.0%
BOC Aviation Ltd., 3.50%, 09/18/27(c)		1,000	936,437
DBS Group Holdings Ltd., (5 year CMT + 1.92%), 3.30%(a)(c)(p)		1,000	945,000
LLPL Capital Pte. Ltd., 6.88%, 02/04/39(c)		1,254	1,141,326
LMIRT Capital Pte. Ltd., 7.50%, 02/09/26(c)		1,139	775,090
Puma International Financing SA, 5.13%, 10/06/24(b)		1,659	1,599,276
TML Holdings Pte. Ltd., 4.35%, 06/09/26(c)		239	219,103

			5,616,232

South Africa — 0.0%
Sasol Financing USA LLC, 6.50%, 09/27/28		1,609	1,544,640

South Korea — 0.1%
Hanwha Life Insurance Co. Ltd., (5 year CMT + 2.00%), 4.70%(a)(c)(p)		1,733	1,702,672
Kookmin Bank, (5 year CMT + 2.64%), 4.35%(a)(c)(p)		400	385,950
POSCO, 5.75%, 01/17/28(b)		641	659,717
SK Hynix, Inc.
6.25%, 01/17/26(c)		400	403,620
6.38%, 01/17/28(b)		2,360	2,393,689
6.38%, 01/17/28(c)		200	202,855
2.38%, 01/19/31(c)		1,000	753,313
6.50%, 01/17/33(c)		250	252,603

			6,754,419

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain(c) — 0.1%
AI Candelaria Spain SA, 7.50%, 12/15/28	USD	1,055	$1,001,933
Banco Santander SA, (1 year UK Government Bond + 1.80%), 3.13%, 10/06/26(a)	GBP	4,000	4,659,925
Telefonica Emisiones SA, 5.38%, 02/02/26		2,200	2,754,580

			8,416,438

Sweden — 0.1%
Swedbank AB, (1 year UK Government Bond + 1.00%), 1.38%, 12/08/27(a)(c)		1,100	1,187,214
Verisure Holding AB
3.88%, 07/15/26(c)	EUR	2,087	2,097,514
3.25%, 02/15/27(c)		1,880	1,803,773
9.25%, 10/15/27(b)		4,248	4,941,767
7.13%, 02/01/28(b)(d)		2,088	2,272,898
Verisure Midholding AB, 5.25%, 02/15/29(c)		2,723	2,443,908

			14,747,074

Switzerland(a)(b) — 0.2%
UBS Group AG
(1 year CMT + 0.83%), 1.01%, 07/30/24	USD	24,443	23,931,333
(1 year CMT + 1.55%), 4.49%, 05/12/26		3,026	2,981,015
(1 year CMT + 2.05%), 4.70%, 08/05/27		2,509	2,476,445
(1 year CMT + 2.40%), 4.99%, 08/05/33		2,055	2,011,951

			31,400,744

Thailand(c) — 0.0%
Bangkok Bank PCL(a)
(5 year CMT + 1.90%), 3.73%, 09/25/34		832	732,160
(5 year CMT + 4.73%), 5.00%(d)(p)		412	396,035
GC Treasury Center Co. Ltd., 2.98%, 03/18/31		820	684,598
Kasikornbank PCL, (5 year CMT + 1.70%), 3.34%, 10/02/31(a)		369	329,786
Krung Thai Bank PCL, (5 year CMT + 3.53%), 4.40%(a)(p)		396	363,652
Muang Thai Life Assurance PCL, (10 year CMT + 2.40%), 3.55%, 01/27/37(a)		1,000	878,750

			3,384,981

Turkey — 0.1%
Bio City Development Co. B.V, 8.00%, 07/06/21(b)(e)(f)(g)(o)		140,850	13,563,855

United Arab Emirates — 0.0%
DP World Salaam, (5 year CMT + 5.75%), 6.00%(a)(c)(p)		1,659	1,660,037

United Kingdom — 0.7%
AstraZeneca PLC, 1.38%, 08/06/30		8,390	6,886,847
Barclays PLC
3.00%, 05/08/26(c)	GBP	1,100	1,270,299
3.25%, 02/12/27(c)		1,100	1,257,981
(1 year CMT + 3.50%), 7.44%, 11/02/33(a)	USD	4,118	4,639,785
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28(b)	GBP	12,036	12,772,305
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(b)	EUR	16,262	14,010,797
BG Energy Capital PLC, 5.13%, 12/01/25(c)	GBP	2,009	2,539,908
Boparan Finance PLC, 7.63%, 11/30/25(c)		7,310	6,668,976
Deuce Finco PLC, 5.50%, 06/15/27(b)		23,588	24,559,005
Diageo Capital PLC, 2.00%, 04/29/30	USD	3,275	2,793,926
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29		2,938	2,786,946
HSBC Holdings PLC(a)
(1 day SOFR + 0.53%), 0.73%, 08/17/24		6,308	6,138,975
(1 day SOFR + 0.71%), 0.98%, 05/24/25		1,870	1,756,361

Security		Par (000)	Value

United Kingdom (continued)
HSBC Holdings PLC(a) (continued)
(1 day SOFR + 1.41%), 2.87%, 11/22/32	USD	3,513	$2,877,831
(3 mo. LIBOR GBP + 1.31%), 1.75%, 07/24/27	GBP	1,300	1,423,670
(3 mo. LIBOR US + 1.61%), 3.97%, 05/22/30	USD	2,063	1,902,503
INEOS Finance PLC, 3.38%, 03/31/26(c)	EUR	1,632	1,614,307
Informa PLC, 3.13%, 07/05/26(c)	GBP	1,100	1,266,236
Inspired Entertainment Financing PLC, 7.88%, 06/01/26(b)		7,442	8,562,444
Kane Bidco Ltd.(b)
5.00%, 02/15/27	EUR	6,662	6,553,941
6.50%, 02/15/27	GBP	8,008	8,593,320
Lloyds Banking Group PLC, 2.25%, 10/16/24(c)		2,200	2,602,368
NatWest Group PLC(a)(c)
(1 year GBP Swap + 1.49%), 2.88%, 09/19/26		1,100	1,276,996
(1 year GBP Swap + 2.01%), 3.13%, 03/28/27		1,100	1,269,350
Royalty Pharma PLC, 2.15%, 09/02/31	USD	2,355	1,871,680
Santander U.K. Group Holdings PLC, 3.63%, 01/14/26(c)	GBP	1,100	1,294,227
Sky Ltd., 3.75%, 09/16/24(b)	USD	1,082	1,063,520
Vedanta Resources Finance II PLC
8.00%, 04/23/23(c)		524	498,553
8.95%, 03/11/25(b)		1,477	1,155,753

			131,908,810

United States — 9.2%
AbbVie, Inc.
2.60%, 11/21/24		7,769	7,487,050
3.80%, 03/15/25		6,092	5,975,036
3.60%, 05/14/25		14,400	14,035,592
3.20%, 05/14/26		202	193,941
3.20%, 11/21/29		6,159	5,726,852
4.50%, 05/14/35		2,864	2,795,785
4.30%, 05/14/36		4,917	4,672,863
Affinity Gaming, 6.88%, 12/15/27(b)		1,580	1,414,495
Air Lease Corp., 5.30%, 02/01/28(d)		2,770	2,765,414
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/33		3,588	2,773,709
Allegiant Travel Co.(b)
8.50%, 02/05/24		19,212	19,212,000
7.25%, 08/15/27		2,340	2,287,613
Amazon.com, Inc.
2.10%, 05/12/31		3,010	2,564,355
4.70%, 12/01/32		8,629	8,833,524
American Express Co.
2.25%, 03/04/25		171	162,688
3.95%, 08/01/25		4,127	4,063,627
4.05%, 05/03/29		2,034	1,986,614
American International Group, Inc., 3.90%, 04/01/26		1,537	1,505,578
American Tower Corp.
3.38%, 05/15/24		8,040	7,866,480
4.40%, 02/15/26		3,139	3,102,490
2.10%, 06/15/30		2,034	1,666,463
2.70%, 04/15/31		6,795	5,729,245
American Water Capital Corp.
2.80%, 05/01/30		4,365	3,903,559
4.45%, 06/01/32		2,063	2,056,890
Amgen, Inc.
1.90%, 02/21/25		167	157,511
3.13%, 05/01/25		967	933,736
5.50%, 12/07/26(c)	GBP	1,100	1,404,803
3.00%, 02/22/29	USD	1,655	1,519,768

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Amgen, Inc. (continued)
4.05%, 08/18/29	USD	3,970	$3,834,774
2.30%, 02/25/31		2,063	1,735,869
2.00%, 01/15/32		2,034	1,645,579
3.35%, 02/22/32		6,162	5,593,960
3.00%, 01/15/52		8,933	6,169,734
Amkor Technology, Inc., 6.63%, 09/15/27(b)		1,245	1,250,129
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 3.65%, 02/01/26		7,178	7,014,421
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30		6,160	5,809,827
4.90%, 01/23/31		4,126	4,273,041
8.20%, 01/15/39		2,084	2,738,120
Aon Corp./Aon Global Holdings PLC, 2.60%, 12/02/31		3,307	2,803,883
Apple, Inc., 3.35%, 08/08/32		4,126	3,855,366
AT&T, Inc.
1.70%, 03/25/26		5,890	5,405,939
2.90%, 12/04/26	GBP	2,200	2,555,717
5.50%, 03/15/27(c)		1,100	1,392,072
4.30%, 02/15/30	USD	7,121	6,952,225
2.75%, 06/01/31		3,287	2,834,809
2.25%, 02/01/32		6,160	5,029,961
Autodesk, Inc., 2.85%, 01/15/30		2,985	2,644,206
AvalonBay Communities, Inc., 5.00%, 02/15/33		2,718	2,824,500
Azul Investments LLP, 7.25%, 06/15/26(b)		829	499,628
Bank of America Corp.
3.50%, 04/19/26		199	193,626
(1 day SOFR + 0.65%), 1.53%, 12/06/25(a)		385	359,797
(1 day SOFR + 0.67%), 1.84%, 02/04/25(a)		3,979	3,840,474
(1 day SOFR + 1.11%), 3.84%, 04/25/25(a)		10,415	10,228,071
(1 day SOFR + 1.21%), 2.57%, 10/20/32(a)		2,352	1,944,744
(1 day SOFR + 1.32%), 2.69%, 04/22/32(a)		5,176	4,369,852
(1 day SOFR + 1.33%), 3.38%, 04/02/26(a)		6,264	6,059,247
(1 day SOFR + 1.37%), 1.92%, 10/24/31(a)		2,979	2,396,480
(1 day SOFR + 1.53%), 1.90%, 07/23/31(a)		1,007	814,010
(1 day SOFR + 1.75%), 4.83%, 07/22/26(a)		5,145	5,132,045
(1 day SOFR + 2.15%), 2.59%, 04/29/31(a)		3,281	2,806,021
(3 mo. LIBOR US + 0.81%), 3.37%, 01/23/26(a)		1,479	1,428,153
(3 mo. LIBOR US + 0.87%), 2.46%, 10/22/25(a)		621	593,678
(3 mo. LIBOR US + 0.97%), 3.46%, 03/15/25(a)		257	252,023
(3 mo. LIBOR US + 0.99%), 2.50%, 02/13/31(a)		4,681	3,981,777
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(a)		182	173,545
(3 mo. LIBOR US + 1.58%), 3.82%, 01/20/28(a)		427	411,071
Series N, (1 day SOFR + 0.91%), 1.66%, 03/11/27(a)		187	168,875
Bank of New York Mellon Corp.(a)
(1 day SOFR + 1.35%), 4.41%, 07/24/26		7,435	7,383,628
(1 day SOFR + 1.42%), 4.29%, 06/13/33		2,893	2,799,273
Baxter International, Inc.
2.27%, 12/01/28		3,762	3,290,469
2.54%, 02/01/32		3,369	2,760,856
Becton Dickinson and Co.
3.70%, 06/06/27(h)		12,332	11,992,685
2.82%, 05/20/30		3,150	2,802,030
1.96%, 02/11/31		3,403	2,801,653
Beeper CO, (6 mo. SOFR + 6.88%, 1.50% Floor), 10.46%, 12/21/27		11,120	11,008,800
Berry Global, Inc., 4.88%, 07/15/26(b)		396	385,704

Security		Par (000)	Value

United States (continued)
BP Capital Markets America, Inc., 2.72%, 01/12/32	USD	5,411	$4,729,104
Bristol-Myers Squibb Co.
1.45%, 11/13/30		2,063	1,685,990
2.95%, 03/15/32		1,241	1,124,473
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27		7,230	6,966,421
Broadcom, Inc.
3.15%, 11/15/25		5,291	5,058,241
5.00%, 04/15/30		3,320	3,283,707
4.15%, 11/15/30		2,063	1,924,433
2.45%, 02/15/31(b)		2,415	1,982,442
4.30%, 11/15/32		5,825	5,364,077
3.42%, 04/15/33(b)		8,144	6,832,390
Caesars Entertainment, Inc., 7.00%, 02/15/30(b)(j)		2,653	2,699,428
Caresyntax, Inc., 15.00%, 12/31/24(e)		1,102	1,134,228
Carrols Restaurant Group, Inc., 5.88%, 07/01/29(b)		2,712	2,083,709
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)		2,252	2,133,770
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.25%, 01/15/29		2,269	1,901,936
Citigroup, Inc.
3.40%, 05/01/26		68	65,493
1.75%, 10/23/26	GBP	1,677	1,865,392
(1 day SOFR + 1.15%), 2.67%, 01/29/31(a)	USD	3,830	3,296,500
(1 day SOFR + 1.17%), 2.56%, 05/01/32(a)		2,761	2,299,303
(1 day SOFR + 1.35%), 3.06%, 01/25/33(a)		2,063	1,767,234
(1 day SOFR + 1.37%), 4.14%, 05/24/25(a)		2,000	1,977,394
(1 day SOFR + 1.53%), 3.29%, 03/17/26(a)		8,186	7,879,959
(1 day SOFR + 1.55%), 5.61%, 09/29/26(a)		4,157	4,223,741
(1 day SOFR + 1.94%), 3.79%, 03/17/33(a)		2,063	1,868,932
(1 day SOFR + 2.11%), 2.57%, 06/03/31(a)		4,064	3,448,760
(1 day SOFR + 2.34%), 6.27%, 11/17/33(a)		4,126	4,493,315
(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(a)		1,030	1,007,749
(3 mo. LIBOR US + 1.34%), 3.98%, 03/20/30(a)		1,032	970,518
Clorox Co.
4.40%, 05/01/29		3,347	3,305,994
4.60%, 05/01/32		2,792	2,794,683
Cloud Software Group Holdings, Inc., 6.50%, 03/31/29(b)		1,435	1,259,340
Comcast Corp.
3.55%, 05/01/28		11,311	10,881,363
1.95%, 01/15/31		2,433	2,036,301
5.50%, 11/15/32		2,958	3,184,295
Conagra Brands, Inc., 4.30%, 05/01/24		313	309,758
Corebridge Global Funding, 0.65%, 06/17/24(b)		3,058	2,887,627
Cox Communications, Inc., 3.85%, 02/01/25(b)		5,025	4,891,816
Crown Castle, Inc.
3.70%, 06/15/26		5,302	5,115,288
5.00%, 01/11/28(d)		2,249	2,275,518
4.30%, 02/15/29		2,871	2,784,944
3.30%, 07/01/30		4,154	3,776,042
CSX Corp., 4.10%, 11/15/32		4,925	4,783,425
CVS Health Corp.
3.88%, 07/20/25		2,836	2,778,258
2.88%, 06/01/26		6,439	6,093,497
1.30%, 08/21/27		5,712	4,954,627
4.30%, 03/25/28		4,968	4,883,880
3.75%, 04/01/30		2,063	1,932,938
1.75%, 08/21/30		5,412	4,381,536

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
CVS Health Corp. (continued)
2.13%, 09/15/31	USD	4,139	$3,396,067
Dell International LLC/EMC Corp.
5.45%, 06/15/23		3,648	3,652,427
6.02%, 06/15/26		4,932	5,072,549
Discovery Communications LLC, 3.80%, 03/13/24		3,014	2,962,521
DocuSign, Inc., 0.00%, 01/15/24(d)(q)		1,335	1,268,918
Dollar General Corp.
4.25%, 09/20/24		2,067	2,048,137
3.88%, 04/15/27		5,019	4,870,074
5.00%, 11/01/32		6,723	6,818,342
Earthstone Energy Holdings LLC, 8.00%, 04/15/27(b)		8,929	8,705,775
Eaton Corp., 4.15%, 03/15/33		2,857	2,762,884
Ecolab, Inc.
4.80%, 03/24/30		5,252	5,387,308
2.13%, 02/01/32		4,218	3,522,056
Edison International, 6.95%, 11/15/29		2,063	2,239,765
Elevance Health, Inc.
2.38%, 01/15/25		120	114,670
3.65%, 12/01/27		7,143	6,889,293
4.10%, 05/15/32		2,034	1,955,434
5.50%, 10/15/32		9,054	9,618,083
Energy Transfer LP, 4.20%, 09/15/23		1,982	1,966,975
Enterprise Products Operating LLC 3.13%, 07/31/29		2,034	1,857,334
5.35%, 01/31/33(d)		3,638	3,781,268
EQM Midstream Partners LP(b)
7.50%, 06/01/27		810	809,982
7.50%, 06/01/30		405	404,494
Equinix, Inc.
1.25%, 07/15/25		7,074	6,476,280
1.45%, 05/15/26		4,600	4,127,044
2.50%, 05/15/31		4,999	4,177,473
Expedia Group, Inc., 3.25%, 02/15/30		3,159	2,776,987
Fifth Third Bancorp, (1 day SOFR + 1.36%), 4.06%, 04/25/28(a)		3,624	3,503,994
Fiserv, Inc., 3.80%, 10/01/23		1,992	1,975,915
Flyr Convertible Notes, 8.00%, 08/10/27(e)		12,933	14,214,817
Flyr Secured Notes, (1 mo. SOFR + 5.00%, 0.50% Floor), 9.24%, 05/10/27(e)		6,580	6,102,950
Freed Corp., 10.00%, 12/02/23(e)		16,723	16,137,717
Freedom Mortgage Corp.(b)
8.13%, 11/15/24		5,170	5,002,130
8.25%, 04/15/25		4,519	4,296,815
Freeport-McMoRan, Inc., 5.40%, 11/14/34		2,833	2,819,090
FreeWire Technologies, Inc., (3 mo. SOFRTE CME + 9.00%), 13.60%, 03/31/25(a)(e)		8,499	7,925,244
Frontier Communications Holdings LLC(b)
5.88%, 10/15/27		7,630	7,286,040
5.00%, 05/01/28		3,719	3,381,129
6.75%, 05/01/29		5,384	4,616,780
8.75%, 05/15/30		8,393	8,697,246
Frontier Florida LLC, Series E, 6.86%, 02/01/28		7,660	7,108,403
Frontier North, Inc., Series G, 6.73%, 02/15/28		5,875	5,421,861
Full House Resorts, Inc., 8.25%, 02/15/28(b)		349	325,338
GCI LLC, 4.75%, 10/15/28(b)		1,436	1,264,455
GE HealthCare Technologies, Inc.(b) 5.86%, 03/15/30		3,542	3,758,968

Security		Par (000)	Value

United States (continued)
GE HealthCare Technologies, Inc.(b) (continued)
5.91%, 11/22/32	USD	2,063	$2,235,553
Gen Digital, Inc.(b)
6.75%, 09/30/27		1,375	1,394,319
7.13%, 09/30/30		3,888	3,947,486
General Mills, Inc., 2.88%, 04/15/30		2,034	1,817,391
General Motors Co., 4.88%, 10/02/23		16,546	16,509,599
General Motors Financial Co., Inc. 2.90%, 02/26/25		6,359	6,071,266
3.60%, 06/21/30		4,097	3,605,882
2.70%, 06/10/31		8,490	6,843,439
Georgia-Pacific LLC, 3.60%, 03/01/25(b)		148	144,725
Gilead Sciences, Inc. 0.75%, 09/29/23		4,724	4,593,974
3.70%, 04/01/24		4,737	4,675,909
3.65%, 03/01/26		2,087	2,032,927
1.65%, 10/01/30		6,208	5,121,429
2.60%, 10/01/40		7,693	5,711,428
Global Payments, Inc.
2.65%, 02/15/25		647	617,137
4.95%, 08/15/27		923	924,477
Goldman Sachs Group, Inc.
4.00%, 03/03/24		4,634	4,589,538
3.00%, 03/15/24		9,434	9,246,649
3.50%, 04/01/25		5,792	5,622,430
7.25%, 04/10/28	GBP	1,100	1,494,810
(1 day SOFR + 0.61%), 0.86%, 02/12/26(a)	USD	234	214,450
(1 day SOFR + 1.09%), 1.99%, 01/27/32(a)		4,064	3,252,870
(1 day SOFR + 1.25%), 2.38%, 07/21/32(a)		3,477	2,846,960
(1 day SOFR + 1.26%), 2.65%, 10/21/32(a)		645	532,057
(1 day SOFR + 1.28%), 2.62%, 04/22/32(a)		3,095	2,586,047
Series VAR, (1 day SOFR + 0.79%), 1.09%, 12/09/26(a)		6,909	6,175,927
GoTo Group, Inc., 5.50%, 09/01/27(b)		4,945	2,488,744
Green Plains SPE LLC, 11.75%, 02/09/26(b)(e)		91,561	86,067,340
Greenland Global Investment Ltd., 6.75%, 09/26/25(c)		349	171,010
GSK Consumer Healthcare Capital U.S. LLC, 3.02%, 03/24/24		1,577	1,540,984
HCA, Inc.
5.00%, 03/15/24		416	415,022
5.38%, 02/01/25		5,572	5,593,047
5.25%, 04/15/25		6,007	6,013,156
5.88%, 02/15/26		5,798	5,901,871
5.88%, 02/01/29		5,722	5,885,485
3.50%, 09/01/30		5,232	4,689,587
Healthpeak Properties, Inc., 5.25%, 12/15/32(d)		1,200	1,223,816
Home Depot, Inc.
2.95%, 06/15/29		2,063	1,914,599
1.38%, 03/15/31		13,522	10,882,069
1.88%, 09/15/31		2,709	2,243,784
4.50%, 09/15/32		11,485	11,624,696
2.75%, 09/15/51		5,199	3,692,017
Homes By West Bay LLC, 9.50%, 04/30/27(e)		19,399	17,653,090
Humana, Inc.
0.65%, 08/03/23		14,802	14,474,214
1.35%, 02/03/27		106	93,333
Huntington Bancshares, Inc. 2.55%, 02/04/30		2,034	1,744,742

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Huntington Bancshares, Inc. (continued)
(1 day SOFR + 1.97%), 4.44%, 08/04/28(a)	USD	7,729	$7,528,936
Huntington National Bank, 5.65%, 01/10/30		1,032	1,073,770
Intercontinental Exchange, Inc.
4.00%, 09/15/27		4,097	4,042,838
4.35%, 06/15/29		4,126	4,089,918
2.10%, 06/15/30		2,063	1,745,174
1.85%, 09/15/32		2,063	1,623,985
International Business Machines Corp.
3.30%, 05/15/26		6,271	6,051,403
4.15%, 07/27/27		5,981	5,931,705
1.95%, 05/15/30		6,109	5,134,195
JPMorgan Chase & Co.(a)
(1 day SOFR + 0.61%), 1.56%, 12/10/25		952	891,726
(1 day SOFR + 1.26%), 2.96%, 01/25/33		2,063	1,768,440
(1 day SOFR + 1.32%), 4.08%, 04/26/26		6,548	6,431,996
(1 day SOFR + 1.51%), 2.74%, 10/15/30		3,095	2,705,069
(1 day SOFR + 1.56%), 4.32%, 04/26/28		6,890	6,752,939
(1 day SOFR + 1.85%), 2.08%, 04/22/26		8,526	8,007,206
(1 day SOFR + 1.99%), 4.85%, 07/25/28		5,940	5,938,496
(1 day SOFR + 2.08%), 4.91%, 07/25/33		2,063	2,055,444
(3 mo. LIBOR GBP + 0.68%), 0.99%, 04/28/26(c)	GBP	2,800	3,172,852
(3 mo. LIBOR US + 1.16%), 3.70%, 05/06/30	USD	996	927,558
(3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28		1,474	1,395,526
(3 mo. SOFR + 0.58%), 0.97%, 06/23/25		9,121	8,593,933
(3 mo. SOFR + 1.11%), 1.76%, 11/19/31		4,064	3,233,526
Keurig Dr. Pepper, Inc.
0.75%, 03/15/24		2,917	2,787,122
3.95%, 04/15/29		3,787	3,646,335
3.20%, 05/01/30		3,610	3,262,767
Kinetik Holdings LP, 5.88%, 06/15/30(b)		490	465,500
KLA Corp., 4.65%, 07/15/32		4,301	4,368,177
Kraft Heinz Foods Co.
3.00%, 06/01/26		8,399	7,994,394
4.13%, 07/01/27(c)	GBP	670	807,322
3.75%, 04/01/30	USD	5,129	4,852,885
6.75%, 03/15/32		549	614,970
L3Harris Technologies, Inc., 3.85%, 12/15/26		12,346	12,008,950
Lam Research Corp., 4.00%, 03/15/29		1,342	1,314,445
Lear Corp., 4.25%, 05/15/29		3,013	2,832,537
Leidos, Inc., 2.95%, 05/15/23		3,000	2,981,231
Lessen, Inc., 8.76%, 01/05/28(a)(b)(e)		19,124	18,359,340
Lightning eMotors, Inc., 7.50%, 05/15/24(b)(d)		3,362	1,756,645
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		5,785	3,760,250
Lowe’s Cos., Inc.
4.00%, 04/15/25		125	123,170
4.40%, 09/08/25		2,238	2,228,171
3.35%, 04/01/27		3,320	3,179,219
1.70%, 09/15/28		4,601	3,966,079
4.50%, 04/15/30		3,095	3,061,503
1.70%, 10/15/30		4,473	3,638,402
2.63%, 04/01/31		2,034	1,748,241
3.75%, 04/01/32		6,137	5,692,576
5.00%, 04/15/33		3,866	3,916,240
3.00%, 10/15/50		4,416	3,032,525
4.25%, 04/01/52		4,321	3,671,893
Lumen Technologies, Inc., 5.13%, 12/15/26(b)		1,700	1,453,500
LYB International Finance III LLC, 2.25%, 10/01/30		2,063	1,716,798

Security		Par (000)	Value

United States (continued)
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24	USD	4,640	$4,588,683
3.75%, 03/14/26		3,542	3,473,539
Marvell Technology, Inc., 4.20%, 06/22/23		1,225	1,219,366
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(b)(d)(j)		17,196	17,196,000
Maxar Technologies, Inc., 7.75%, 06/15/27(b)		4,873	5,095,209
MCM Trust, 1.00%, 01/01/59(a)(e)		11,193	11,080,943
Medline Borrower LP, 3.88%, 04/01/29(b)		1,282	1,096,129
Mercedes-Benz Finance North America LLC, 0.75%, 03/01/24(b)		3,887	3,714,569
Merck & Co., Inc.
1.45%, 06/24/30		2,063	1,709,534
3.60%, 09/15/42		3,196	2,797,037
MetLife, Inc.
4.55%, 03/23/30		2,063	2,095,078
6.50%, 12/15/32		2,034	2,355,416
Metropolitan Life Global Funding I(b)
1.88%, 01/11/27		81	72,973
3.00%, 09/19/27		3,220	2,976,528
2.95%, 04/09/30		1,823	1,644,987
Microchip Technology, Inc., 0.97%, 02/15/24		4,530	4,336,593
Microsoft Corp., 2.53%, 06/01/50		13,283	9,465,640
Morgan Stanley
3.13%, 07/27/26		7,432	7,043,735
(1 day SOFR + 0.86%), 1.51%, 07/20/27(a)		198	176,661
(1 day SOFR + 1.03%), 1.79%, 02/13/32(a)		4,596	3,636,023
(1 day SOFR + 1.14%), 2.70%, 01/22/31(a)		420	364,465
(1 day SOFR + 1.16%), 3.62%, 04/17/25(a)		8,567	8,412,051
(1 day SOFR + 1.18%), 2.24%, 07/21/32(a)		1,114	906,094
(1 day SOFR + 1.30%), 5.05%, 01/28/27(a)(d)		5,435	5,453,874
(1 day SOFR + 1.61%), 4.21%, 04/20/28(a)		8,115	7,879,349
(1 day SOFR + 1.67%), 4.68%, 07/17/26(a)		2,325	2,305,568
(1 day SOFR + 3.12%), 3.62%, 04/01/31(a)		3,301	3,036,326
(3 mo. LIBOR US + 1.63%), 4.43%, 01/23/30(a)		1,032	1,005,665
Motorola Solutions, Inc., 5.60%, 06/01/32		2,755	2,808,885
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27		591	548,153
5.50%, 08/15/28		4,584	4,005,087
5.13%, 12/15/30		4,013	3,250,530
New Home Co., Inc., 7.25%, 10/15/25(b)		2,144	1,859,920
Newmont Corp.
2.80%, 10/01/29		3,135	2,758,762
2.60%, 07/15/32		3,095	2,592,068
NextEra Energy Capital Holdings, Inc.
2.94%, 03/21/24		6,792	6,653,970
2.25%, 06/01/30		4,405	3,732,287
Norfolk Southern Corp., 3.00%, 03/15/32		2,034	1,812,348
NRG Energy, Inc., 5.75%, 01/15/28		2,440	2,338,240
NVIDIA Corp., 2.85%, 04/01/30		4,100	3,726,550
Olympus Water U.S. Holding Corp., 7.13%, 10/01/27(b)		2,600	2,548,000
Oncor Electric Delivery Co. LLC, 4.55%, 09/15/32(d)(j)		2,063	2,083,999
ONEOK Partners LP, 4.90%, 03/15/25		9,738	9,698,349
Oracle Corp.
2.40%, 09/15/23		8,506	8,370,113
2.95%, 04/01/30		3,205	2,819,198
2.88%, 03/25/31		7,239	6,235,089
6.25%, 11/09/32		4,097	4,453,260

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Oracle Corp. (continued)
3.95%, 03/25/51	USD	4,968	$3,861,389
Pacific Gas and Electric Co.
3.85%, 11/15/23		4,025	3,980,896
3.25%, 02/16/24		171	167,844
5.45%, 06/15/27		1,257	1,262,043
5.90%, 06/15/32		3,900	3,921,998
6.15%, 01/15/33(d)		3,365	3,458,676
4.50%, 07/01/40		3,468	2,854,443
6.75%, 01/15/53(d)		4,980	5,216,184
Paramount Global, (5 year CMT + 4.00%), 6.38%, 03/30/62(a)		3,280	2,861,702
Parker-Hannifin Corp., 3.25%, 06/14/29		6,273	5,809,040
Periama Holdings LLC, 5.95%, 04/19/26(c)		891	855,249
Pioneer Midco Notes, 10.50%, 11/18/30(b)		13,052	12,823,590
Pitney Bowes, Inc.(b)
6.88%, 03/15/27		12,648	10,604,273
7.25%, 03/15/29		2,289	1,802,588
Playtika Holding Corp., 4.25%, 03/15/29(b)		2,097	1,739,996
PNC Financial Services Group, Inc.
3.50%, 01/23/24		2,074	2,044,760
2.55%, 01/22/30		4,221	3,708,796
PPG Industries, Inc., 1.20%, 03/15/26		1,782	1,604,635
Principal Life Global Funding II(b)
0.75%, 04/12/24		125	118,758
1.25%, 08/16/26		116	102,456
Prologis LP, 2.25%, 01/15/32		1,372	1,147,355
QUALCOMM, Inc.
1.65%, 05/20/32		2,321	1,868,879
5.40%, 05/20/33		11,160	11,993,090
Realty Income Corp., 5.63%, 10/13/32		4,023	4,264,942
Regal Rexnord Corp.(b)
6.05%, 02/15/26		4,640	4,715,281
6.05%, 04/15/28(d)		4,065	4,126,851
6.30%, 02/15/30		3,325	3,390,379
6.40%, 04/15/33		2,135	2,189,070
Regions Financial Corp., 2.25%, 05/18/25		238	224,852
Ryder System, Inc., 2.50%, 09/01/24		305	292,649
S&P Global, Inc., 2.45%, 03/01/27(b)		4,296	3,995,197
Sabre Global, Inc.(b)
9.25%, 04/15/25		6,826	7,003,169
7.38%, 09/01/25		2,490	2,442,359
11.25%, 12/15/27		3,392	3,595,520
Sasol Financing USA LLC
4.38%, 09/18/26		414	380,921
5.50%, 03/18/31		974	847,283
Sealed Air Corp., 6.13%, 02/01/28(b)		473	477,210
Service Properties Trust
4.50%, 06/15/23		1,814	1,800,486
4.35%, 10/01/24		753	710,079
4.50%, 03/15/25		2,096	1,897,027
7.50%, 09/15/25		3,200	3,146,528
Sherwin-Williams Co.
2.95%, 08/15/29		2,063	1,854,834
2.30%, 05/15/30		2,184	1,866,808
2.20%, 03/15/32		2,063	1,695,724
SK Battery America, Inc., 2.13%, 01/26/26(c)		1,326	1,152,294
Skyworks Solutions, Inc., 0.90%, 06/01/23		1,355	1,334,074
Southern California Edison Co.
2.75%, 02/01/32		5,230	4,527,162
5.95%, 11/01/32		2,544	2,769,170

Security		Par (000)	Value

United States (continued)
Southern California Edison Co. (continued)
Series K, 0.98%, 08/01/24	USD	3,981	$3,747,388
Splunk, Inc.(d)
0.50%, 09/15/23		1,405	1,366,363
1.13%, 06/15/27		4,230	3,640,338
Sprint LLC, 7.88%, 09/15/23		7,209	7,316,219
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC(b)
4.74%, 03/20/25		838	831,437
5.15%, 09/20/29		970	968,316
Starbucks Corp., 2.25%, 03/12/30		3,253	2,807,585
Steel Dynamics, Inc.
2.40%, 06/15/25		7,140	6,721,148
5.00%, 12/15/26		428	424,832
3.45%, 04/15/30		5,045	4,649,591
Stem, Inc., 0.50%, 12/01/28(b)(d)		749	503,455
Stillwater Mining Co., 4.00%, 11/16/26(c)		1,701	1,573,425
Talen Energy Supply LLC(b)(f)(o)
7.25%, 05/15/27		4,306	4,481,747
6.63%, 01/15/28		7,664	7,836,440
7.63%, 06/01/28		2,995	3,122,009
Tap Rock Resources LLC, 7.00%, 10/01/26(b)		10,358	9,803,847
Texas Capital Bank NA, (3 mo. LIBOR US +
4.50%), 9.25%, 09/30/24(a)(b)		11,008	10,702,921
Texas Instruments, Inc., 1.75%, 05/04/30		825	701,518
Thermo Fisher Scientific, Inc., 2.00%, 10/15/31		7,694	6,457,723
T-Mobile USA, Inc.
3.50%, 04/15/25		11,537	11,202,941
3.38%, 04/15/29		12,085	11,014,642
3.88%, 04/15/30		1,032	966,552
3.50%, 04/15/31		3,066	2,743,609
2.70%, 03/15/32		4,721	3,993,360
Toyota Motor Credit Corp.
3.05%, 03/22/27		306	290,801
4.63%, 01/12/28		1,762	1,779,911
Truist Financial Corp.(a)
(1 day SOFR + 0.61%), 1.27%, 03/02/27		3,333	3,014,546
(1 day SOFR + 1.46%), 4.26%, 07/28/26		4,127	4,081,024
U.S. Bancorp
3.90%, 04/26/28		4,434	4,372,242
(1 day SOFR + 0.73%), 2.22%, 01/27/28(a)		2,264	2,069,390
(1 day SOFR + 1.66%), 4.55%, 07/22/28(a)		10,553	10,537,150
Union Pacific Corp.
3.70%, 03/01/29		2,034	1,974,453
2.80%, 02/14/32		6,278	5,559,050
4.50%, 01/20/33		4,697	4,737,259
UnitedHealth Group, Inc.
4.20%, 05/15/32		4,097	4,038,595
5.35%, 02/15/33		8,132	8,666,549
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/25(b)		1,675	1,653,092
Univision Communications, Inc., 7.38%, 06/30/30(b)		2,413	2,366,316
Ventas Realty LP, 3.50%, 02/01/25		4,772	4,623,649
Verizon Communications, Inc.
4.07%, 06/18/24	GBP	291	357,849
2.63%, 08/15/26	USD	4,333	4,068,729
1.13%, 11/03/28	GBP	1,100	1,124,952
4.02%, 12/03/29	USD	1,032	989,449
3.15%, 03/22/30		6,190	5,621,574
2.55%, 03/21/31		13,005	11,100,372

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Verizon Communications, Inc. (continued)
2.36%, 03/15/32	USD	4,097	$3,375,128
Vertiv Group Corp., 4.13%, 11/15/28(b)		4,286	3,716,562
Viasat, Inc., 5.63%, 04/15/27(b)		4,624	4,312,990
VICI Properties LP/VICI Note Co., Inc., 5.63%, 05/01/24(b)		810	808,306
Vistra Operations Co. LLC(b)
5.13%, 05/13/25		2,060	2,020,379
5.63%, 02/15/27		10,588	10,225,168
VMware, Inc.
1.80%, 08/15/28		8,304	7,001,935
2.20%, 08/15/31		2,034	1,612,034
Walt Disney Co.
3.80%, 03/22/30		8,031	7,718,123
2.65%, 01/13/31		2,063	1,820,741
Warnermedia Holdings, Inc., 3.43%, 03/15/24(b)		2,196	2,149,304
Waste Management, Inc., 3.15%, 11/15/27		4,147	3,954,986
Wells Fargo & Co., (1 day SOFR + 2.10%), 4.90%, 07/25/33(a)		4,064	4,048,243
Welltower OP LLC
4.50%, 01/15/24		4,962	4,930,617
3.63%, 03/15/24		4,794	4,715,088
2.70%, 02/15/27		4,284	3,928,580
Western Digital Corp., 1.50%, 02/01/24(d)		8,760	8,409,600
Workday, Inc.
3.50%, 04/01/27		8,235	7,881,254
3.70%, 04/01/29		1,962	1,846,579
WRKCo, Inc.
3.75%, 03/15/25		2,292	2,232,246
4.65%, 03/15/26		1,536	1,530,566
4.90%, 03/15/29		2,063	2,045,917
3.00%, 06/15/33		2,034	1,722,751
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25(b)		565	549,046
Xerox Holdings Corp., 5.00%, 08/15/25(b)		11,594	10,784,749

			1,756,266,538

Total Corporate Bonds — 13.1% (Cost: $2,833,784,223)			2,498,593,735

Floating Rate Loan Interests(a)

Australia(e) — 0.0%
Oceana Australian Fixed Income Trust, A Note Upsize
8.00%, 01/21/24	AUD	1,940	1,345,385
8.00%, 03/28/26		10,036	6,898,310

			8,243,695

Belgium — 0.1%
Apollo Finco, 2021 EUR Term Loan B, (6 mo. EURIBOR + 4.85%), 7.60%, 10/01/28	EUR	20,021	16,759,694

Security		Par (000)	Value

Canada — 0.1%
KDC/ONE Development Corp., Inc., 2020 EUR Term Loan B, (1 mo. EURIBOR + 5.00%), 7.13%, 12/22/25	EUR	23,005	$24,634,437
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (3 mo. SOFRTE + 6.00%, 1.00% Floor), 10.51%, 12/22/26	USD	1,909	1,887,042

			26,521,479

France — 0.1%
Babilou Group, 2021 EUR Term Loan B, (3 mo. EURIBOR + 4.00%), 6.13%, 11/17/27	EUR	26,693	28,438,917

Germany — 0.1%
Iris BidCo GmbH, EUR Term Loan B, (3 mo. EURIBOR + 5.00%), 7.49%, 06/29/28		12,289	11,031,478

Jersey(e) — 0.1%
Vita Global Finco Ltd., EUR Term Loan B, (6 mo. EURIBOR + 7.00%), 9.44%, 07/06/27		8,657	8,870,820
Vita Global FinCo Ltd., GBP Incremental Term Loan, (1 day SONIA + 7.00%), 8.69%, 07/06/27	GBP	5,301	6,175,326

			15,046,146

Luxembourg — 0.2%
Jazz Financing Lux SARL, USD Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 8.07%, 05/05/28	USD	4,571	4,564,282
Luxembourg Life Fund(e)
2021 1st Lien Term Loan, (3 mo. LIBOR + 9.25%), 13.98%, 05/27/26		12,479	12,508,861
2021 Term Loan, (3 mo. LIBOR + 9.25%), 13.93%, 04/01/23		11,132	11,945,122

			29,018,265

Netherlands — 0.3%
Median B V, 2021 EUR Term Loan B, (6 mo. EURIBOR + 5.00%), 7.75%, 10/14/27	EUR	14,250	12,955,095
Ziggo BV, 2019 EUR Term Loan H, (6 mo. EURIBOR + 3.00%), 3.76%, 01/31/29		39,843	40,897,283

			53,852,378

Spain — 0.1%
Promontoria Challenger I SA, EUR Term Loan, (1 mo. EURIBOR + 3.25%), 5.23%, 12/20/24(e)		20,226	21,577,083

Sweden — 0.1%
OptiGroup, EUR Term Loan B1, (3 mo. EURIBOR + 5.25%), 7.30%		9,165	9,502,910

United Kingdom(e) — 0.2%
Mercia
GBP Term Loan A1, (1 day SONIA + 2.40%), 5.33%, 04/09/26	GBP	9,465	11,551,801
GBP Term Loan A2, (1 day SONIA + 2.40%), 5.33%, 04/09/26		19,526	23,830,472
GBP Term Loan B1, (1 day SONIA + 2.40%), 5.33%, 04/09/26		1,099	1,341,762

			36,724,035

United States — 2.0%
Aimbridge Acquisition Co., Inc., 2020 Incremental Term Loan B, (1 mo. LIBOR + 4.75%, 0.75% Floor), 9.26%, 02/24/26	USD	9,117	8,407,038

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Altar Bidco, Inc.
2021 2nd Lien Term Loan, (12 mo. SOFR CME + 5.6%, 0.50% Floor), 10.51%, 02/01/30	USD	7,240	$6,353,100
2021 Term Loan, (12 mo. SOFRTE + 3.10%), 6.61%, 02/01/29		2,726	2,659,613
American Auto Auction Group LLC, 2021 Term Loan B, (3 mo. SOFRTE + 5.00%, 0.75% Floor), 9.73%, 12/30/27		10,924	9,196,411
Avaya, Inc., 2022 Term Loan, (1 mo. SOFR CME + 10.00%, 1.00% Floor), 14.48%, 12/15/27		1,207	683,464
City Brewing Co. LLC, Closing Date Term Loan, (3 mo. LIBOR + 3.50%, 0.75% Floor), 8.33%, 04/05/28		2,650	1,179,322
CML Hyatt Lost Pines, Term Loan, (1 mo. LIBOR + 3.43%), 7.70%, 09/09/26(e)		16,300	15,936,081
CML La Quinta Resort, Term Loan, (3 mo. LIBOR + 3.20%), 7.97%, 12/09/26(e)		15,500	14,999,061
CML Lake Tahoe Resort Hotel, Term Loan, (2 mo. LIBOR + 3.01%), 3.16%, 10/25/26(e)		11,574	11,266,086
CML Paradise Plaza, Term Loan, (3 mo. LIBOR + 3.60%), 8.41%, 12/07/26(e)		16,828	16,265,485
CML ST Regis Aspen, Term Loan, (1 mo. LIBOR + 2.90%), 7.36%, 02/10/25(e)		18,600	17,840,303
CML Trigrams, Term Loan, (3 mo. LIBOR + 2.25%), 7.04%, 09/15/24(e)		27,602	27,699,652
Cypher Bidco, EUR Term Loan, (6 mo. EURIBOR + 4.50%), 6.61%, 12/30/27(e)	EUR	19,970	20,082,032
Digital Room Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR + 5.25%, 0.50% Floor), 9.82%, 12/21/28	USD	3,605	3,181,201
DirecTV Financing LLC, Term Loan, (1 mo. LIBOR + 5.00%, 0.75% Floor), 9.57%, 08/02/27		5,719	5,615,984
DS Parent, Inc., Term Loan, (3 mo. LIBOR + 5.75%, 0.75% Floor), 10.48%, 12/10/28		5,596	5,392,180
ECL Entertainment LLC, Term Loan, (1 mo. LIBOR + 7.50%, 0.75% Floor), 12.06%, 05/01/28		8,010	7,985,418
Emerald Electronics Manufacturing Services, Term Loan, (1 mo. SOFRTE + 6.25%, 1.00% Floor), 10.91%, 12/29/27		4,299	3,987,189
Galaxy Universal LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.75%, 1.00% Floor), 9.07%, 11/12/26(e)		18,688	18,267,394
Genesys Cloud Services Holdings II LLC, 2020 USD Term Loan B4, (1 mo. LIBOR + 4.00%, 0.75% Floor), 8.57%, 12/01/27		1,514	1,484,198
GoTo Group, Inc., Term Loan B, (1 mo. LIBOR + 4.75%), 9.30%, 08/31/27		12,434	6,838,860
Green Plains Operating Co. LLC, Term Loan, (3 mo. LIBOR + 8.00%), 10.51%, 07/20/26(e)		15,919	15,820,302
Hilton Worldwide Finance LLC, 2019 Term Loan B2, (1 mo. SOFR CME + 1.75%), 6.38%, 06/22/26		19,245	19,211,784
Hydrofarm Holdings LLC, 2021 Term Loan, (1 mo. LIBOR + 5.50%, (4.50)% Floor), 10.07%, 09/27/28(e)		2,725	2,343,053
Informatica LLC, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%), 7.38%, 10/27/28		1,332	1,327,424
J&J Ventures Gaming LLC, Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 8.73%, 04/26/28		4,103	3,976,496

Security		Par (000)	Value

United States (continued)
Jack Ohio Finance LLC, Term Loan, (1 mo. LIBOR + 4.75%, 0.75% Floor), 9.32%, 10/04/28(e)	USD	2,116	$2,094,880
Maverick Gaming LLC, Term Loan B, (3 mo. LIBOR + 7.50%, 1.00% Floor), 12.23%, 09/03/26		3,517	2,755,344
Naked Juice LLC, 2nd Lien Term Loan, (3 mo. SOFRTE + 6.00%, 0.50% Floor), 10.68%, 01/24/30		523	429,514
Opendoor GP II LLC, Mezzanine Term Loan, 10.00%, 04/01/26(e)		28,024	26,538,632
OVG Business Services LLC, Initial Term Loan, (1 mo. LIBOR + 6.25%, 1.00% Floor), 10.80%, 11/19/28(e)		7,159	6,908,341
Profrac Services LLC, 2022 Term Loan, (3 mo. SOFRTE + 7.25%, 1.00% Floor), 12.10%, 03/04/25		5,876	6,022,673
Redstone Holdco 2 LP
2021 2nd Lien Term Loan, (3 mo. LIBOR + 7.75%, 0.75% Floor), 12.56%, 04/27/29		6,772	3,809,250
2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 9.57%, 04/27/28		9,281	7,476,142
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 8.83%, 03/16/27		5,756	5,633,453
Sheraton Austin, CML Term Loan, (3 mo. LIBOR + 3.48%), 8.24%, 06/01/24(e)		18,180	17,502,255
Signal Parent, Inc., Term Loan B, (1 mo. LIBOR + 3.50%, 0.75% Floor), 8.07%, 04/03/28		4,193	2,994,567
Sonder Secured Notes, 01/19/27(e)(r)		21,900	19,144,533
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.50%, 0.75% Floor), 8.33%, 06/08/28		1,257	1,233,604
Starwood Property Trust, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.11%, 0.50% Floor), 5.50%, 06/09/26(e)		19,120	18,268,553
Talen Energy Supply LLC, 2022 DIP Term Loan, (3 mo. SOFR CME + 4.75%, 0.75% Floor), 9.06%, 11/10/23		10,446	10,519,122
Vaco Holdings, LLC, 2022 Term Loan, (3 mo. SOFR CME + 5.00%), 9.73%, 01/21/29		4,282	4,199,669

			383,529,663

Floating Rate Loan Interests — 3.4% (Cost: $691,293,587)			640,245,743

Foreign Agency Obligations

Argentina — 0.2%
Argentine Republic Government International Bond
1.00%, 07/09/29		3,751	1,278,981
0.75%, 07/09/30(s)		35,805	12,675,054
3.63%, 07/09/35(s)		44,033	13,562,372
4.25%, 01/09/38(s)		14,865	5,433,055

			32,949,462

Bahrain — 0.0%
Bahrain Government International Bond, 5.45%, 09/16/32(c)		1,402	1,268,810

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil — 0.7%
Brazil Letras do Tesouro Nacional, 0.00%, 07/01/24(q)	591,234	$97,932,631
Brazil Notas do Tesouro Nacional
10.00%, 01/01/25	121,274	22,815,921
Series F, 10.00%, 01/01/27	53,773	9,731,612

		130,480,164

Canada — 0.5%
Canadian Government Bond, 0.25%, 03/01/26	142,065	97,203,830

Chile — 0.0%
Chile Government International Bond, 4.34%, 03/07/42	2,267	2,009,554

Colombia — 0.1%
Colombia Government International Bond
4.50%, 01/28/26	3,572	3,410,814
3.88%, 04/25/27	1,811	1,639,295
3.13%, 04/15/31	4,564	3,449,528
8.00%, 04/20/33	2,105	2,160,651
Colombian TES
7.00%, 06/30/32	58,200,000	8,895,063
Series B, 7.00%, 03/26/31	23,205,400	3,682,754

		23,238,105

Czech Republic — 0.2%
Czech Republic Government Bond
5.00%, 09/30/30	438,690	20,422,168
1.20%, 03/13/31	252,540	8,844,290

		29,266,458

Dominican Republic — 0.1%
Dominican Republic International Bond
6.88%, 01/29/26(c)	1,477	1,517,894
5.95%, 01/25/27(c)	2,074	2,066,611
5.50%, 02/22/29(b)	1,244	1,167,650
4.50%, 01/30/30(b)	2,367	2,057,515
7.05%, 02/03/31(b)(d)	655	655,000
4.88%, 09/23/32(b)	3,821	3,248,567

		10,713,237

Egypt(b) — 0.0%
Egypt Government International Bond
8.50%, 01/31/47	1,099	774,795
7.50%, 02/16/61	1,244	805,490

		1,580,285

Guatemala — 0.0%
Guatemala Government Bond
4.50%, 05/03/26(c)	1,188	1,148,499
5.25%, 08/10/29(c)	2,070	2,006,994
5.25%, 08/10/29(b)	1,082	1,049,067
3.70%, 10/07/33(c)	1,977	1,660,433
4.65%, 10/07/41(b)	259	215,261

		6,080,254

Hong Kong(c) — 0.0%
Hong Kong Government International Bond
4.50%, 01/11/28	250	256,078
4.63%, 01/11/33	200	211,302

		467,380

Security	Par (000)	Value

Hungary — 0.0%
Hungary Government International Bond
5.38%, 03/25/24	368	$368,644
5.25%, 06/16/29(b)	2,199	2,174,261
6.75%, 09/25/52(b)	720	760,500

		3,303,405

Indonesia — 0.2%
Indonesia Government International Bond
4.65%, 09/20/32	4,355	4,350,035
5.65%, 01/11/53(d)	200	209,522
Indonesia Treasury Bond
8.25%, 05/15/36	108,989,000	8,082,054
7.13%, 06/15/38	215,611,000	14,638,966
Perusahaan Penerbit SBSN Indonesia III, 4.40%, 06/06/27(b)	1,151	1,146,811
Republic of Indonesia International Bond(d)
4.55%, 01/11/28	200	199,772
4.85%, 01/11/33	200	201,272

		28,828,432

Ivory Coast — 0.0%
Ivory Coast Government International Bond, 6.38%, 03/03/28(c)	3,867	3,741,322

Mexico — 0.3%
Mex Bonos Desarr Fixed Rate Bond, 7.50%, 05/26/33	240,858	11,737,135
Mexican Bonos, Series M, 7.75%, 05/29/31	542,223	27,170,658
Mexico Government International Bond
3.75%, 01/11/28	2,037	1,952,464
2.66%, 05/24/31	4,408	3,696,108
4.88%, 05/19/33	871	836,160
6.35%, 02/09/35	395	419,293

		45,811,818

Nigeria — 0.0%
Nigeria Government International Bond
8.38%, 03/24/29(b)	1,336	1,112,220
7.88%, 02/16/32(c)	829	625,895
7.63%, 11/28/47(c)	2,004	1,310,115

		3,048,230

Oman(c) — 0.0%
Oman Government International Bond
6.50%, 03/08/47	2,074	1,978,078
6.75%, 01/17/48	2,489	2,442,331
7.00%, 01/25/51	1,180	1,193,275

		5,613,684

Panama — 0.1%
Panama Government International Bond
3.88%, 03/17/28	4,043	3,856,769
3.16%, 01/23/30	5,381	4,722,837

		8,579,606

Paraguay — 0.0%
Paraguay Government International Bond
4.95%, 04/28/31(b)	435	421,352
5.60%, 03/13/48(c)	1,757	1,586,022
5.40%, 03/30/50(c)	2,626	2,337,632

		4,345,006

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Peru — 0.0%
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(c)	2,203	$2,135,258
Peruvian Government International Bond
2.78%, 01/23/31	2,043	1,725,441
1.86%, 12/01/32	3,894	2,905,411

		6,766,110

Philippines — 0.0%
Philippines Government International Bond, 2.65%, 12/10/45	1,200	835,632

Romania — 0.0%
Romanian Government International Bond
5.25%, 11/25/27(b)	2,190	2,154,412
2.88%, 03/11/29(c)	2,273	2,108,614
2.50%, 02/08/30(c)	2,392	2,086,872
2.12%, 07/16/31(c)	1,323	1,053,555

		7,403,453

Saudi Arabia — 0.0%
Saudi Government International Bond
4.75%, 01/18/28(b)	1,445	1,461,618
4.50%, 04/17/30(c)	2,553	2,555,074
2.25%, 02/02/33(c)	1,896	1,548,558

		5,565,250

Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33(c)	1,300	1,124,500

South Africa — 0.2%
Republic of South Africa Government International Bond
4.85%, 09/30/29	1,804	1,641,640
8.25%, 03/31/32	119,266	6,023,392
5.88%, 04/20/32	1,742	1,613,528
9.00%, 01/31/40	125,090	5,925,390
8.75%, 01/31/44	62,191	2,818,080
5.00%, 10/12/46	2,881	2,095,927
Series 2030, 8.00%, 01/31/30	254,556	13,396,880

		33,514,837

Spain(b)(c) — 2.1%
Bonos Y Oblig Del Estado, 3.15%, 04/30/33	71,859	76,731,836
Spain Government Bond
2.55%, 10/31/32	268,463	274,304,279
2.90%, 10/31/46	22,348	21,667,187
3.45%, 07/30/66	24,603	25,001,105

		397,704,407

Ukraine(f)(o) — 0.0%
Ukraine Government International Bond
7.75%, 09/01/25(c)	1,244	284,021
7.75%, 09/01/26(c)	3,515	755,285
7.25%, 03/15/35(b)	3,049	594,174

		1,633,480

Security		Par (000)	Value

Uruguay — 0.0%
Uruguay Government International Bond, 5.75%, 10/28/34		2,256	$2,500,776

Total Foreign Agency Obligations — 4.7% (Cost: $950,791,298)			895,577,487

		Shares

Investment Companies

United States — 1.8%
Industrial Select Sector SPDR Fund(h)		112,009	11,408,117
Invesco QQQ Trust, Series 1(h)		308,000	90,742,960
iShares 0-5 Year TIPS Bond ETF(g)		190,821	18,652,753
iShares Biotechnology ETF(g)(h)		19,698	2,689,762
iShares China Large-Cap ETF(g)(h)		338,194	10,754,569
iShares iBoxx $ High Yield Corporate Bond ETF(g)(h)		353,167	26,957,237
iShares JP Morgan USD Emerging Markets Bond ETF(g)		273,736	24,064,132
iShares Latin America 40 ETF(g)		371,046	9,454,252
iShares MSCI Brazil ETF(g)(h)		436,853	13,254,120
iShares MSCI Emerging Markets ETF(g)(h)		56,435	2,334,152
KraneShares Bosera MSCI China A 50 Connect Index ETF, Class A		142,472	4,078,973
KraneShares CSI China Internet ETF(f)		1,362,905	46,161,592
SPDR Bloomberg High Yield Bond ETF		95,958	8,984,547
SPDR Gold Shares, B Shares(f)(l)		228,889	41,064,975
U.S. Oil Fund LP(f)(h)		203,215	14,086,864
VanEck Semiconductor ETF(f)(h)		29,977	7,107,547
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF		403,122	10,186,893

Total Investment Companies — 1.8% (Cost: $328,126,572)			341,983,445

		Par (000)

Non-Agency Mortgage-Backed Securities

United States — 3.5%
1211 Avenue of the Americas Trust, Series 2015-1211, Class D, 4.14%, 08/10/35(a)(b)	USD	4,330	3,865,925
Alen Mortgage Trust, Series 2021-ACEN, Class D, (1 mo. LIBOR US + 3.10%), 7.56%, 04/15/34(a)(b)		5,222	4,143,425
Arbor Multifamily Mortgage Securities Trust, Series E, Class E, 1.75%, 05/15/53(b)		1,650	948,872
BAMLL Commercial Mortgage Securities Trust(a)(b)
Class A, (1 mo. LIBOR US + 0.85%), 5.31%, 09/15/34		2,468	2,446,268
Series 2015-200P, Class D, 3.60%, 04/14/33		730	658,940
Bank, Series 2017-BNK9, Class A4, 3.54%, 11/15/54		1,990	1,887,931
Bayview Commercial Asset Trust(a)(b)
Series 2005-3A, Class M6, (1 mo. LIBOR US + 1.05%), 5.44%, 11/25/35		344	309,904

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Bayview Commercial Asset Trust(a)(b) (continued)
Series 2006-3A, Class M1, (1 mo. LIBOR US + 0.51%), 5.02%, 10/25/36	USD	393	$369,378
BBCMS Mortgage Trust(a)(b)
Series 2017-DELC, Class E, (1 mo. LIBOR US + 2.63%), 7.08%, 08/15/36		1,677	1,654,829
Series 2018-TALL, Class C, (1 mo. LIBOR US + 1.12%), 5.58%, 03/15/37(e)		4,880	4,126,040
Beast Mortgage Trust(a)(b)
Series 2021-SSCP, Class A, (1 mo. LIBOR US + 0.75%), 5.21%, 04/15/36		1,955	1,888,976
Series 2021-SSCP, Class B, (1 mo. LIBOR US + 1.10%), 5.56%, 04/15/36		4,812	4,563,995
Series 2021-SSCP, Class C, (1 mo. LIBOR US + 1.35%), 5.81%, 04/15/36		5,803	5,487,554
Series 2021-SSCP, Class D, (1 mo. LIBOR US + 1.60%), 6.06%, 04/15/36		5,329	4,980,396
Series 2021-SSCP, Class E, (1 mo. LIBOR US + 2.10%), 6.56%, 04/15/36		4,614	4,283,405
Series 2021-SSCP, Class F, (1 mo. LIBOR US + 2.90%), 7.36%, 04/15/36		4,410	4,138,830
Series 2021-SSCP, Class G, (1 mo. LIBOR US + 3.80%), 8.26%, 04/15/36		4,993	4,683,659
Series 2021-SSCP, Class H, (1 mo. LIBOR US + 4.90%), 9.36%, 04/15/36		3,541	3,325,548
Benchmark Mortgage Trust
Series 2021-B23, Class XA, 1.27%, 02/15/54(a)		54,731	3,700,133
Series 2021-B25, Class A5, 2.58%, 04/15/54		5,050	4,311,506
BHMS Mortgage Trust(a)(b)
Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.25%), 5.71%, 07/15/35		6,720	6,547,563
Series 2018-ATLS, Class C, (1 mo. LIBOR US + 1.90%), 6.36%, 07/15/35		1,583	1,507,682
BOCA Commercial Mortgage Trust, Series 2022- BOCA, Class A, (1 mo. SOFR + 1.77%), 6.25%, 05/15/39(a)(b)		2,411	2,385,505
BWAY Mortgage Trust, Series 2013-1515, Class D, 3.63%, 03/10/33(b)		3,735	3,252,329
BX Commercial Mortgage Trust(b)
Series 2019-XL, Class A, (1 mo. SOFR + 1.03%), 5.51%, 10/15/36(a)		2,322	2,311,745
Series 2019-XL, Class G, (1 mo. SOFR + 2.41%), 6.89%, 10/15/36(a)		8,011	7,795,330
Series 2019-XL, Class J, (1 mo. SOFR + 2.76%), 7.24%, 10/15/36(a)		13,304	12,872,451
Series 2020-VIV4, Class A, 2.84%, 03/09/44		1,425	1,220,040
Series 2020-VKNG, Class G, (1 mo. SOFR + 3.36%), 7.84%, 10/15/37(a)		1,050	992,440
Series 2021-21M, Class E, (1 mo. LIBOR US + 2.17%), 6.63%, 10/15/36(a)		6,374	6,206,378
Series 2021-CIP, Class E, (1 mo. LIBOR US + 2.82%), 7.28%, 12/15/38(a)		11,134	10,493,340
Series 2021-NWM, Class A, (1 mo. LIBOR US + 0.91%), 5.37%, 02/15/33(a)(e)		18,808	17,867,211
Series 2021-NWM, Class B, (1 mo. LIBOR US + 2.15%), 6.61%, 02/15/33(a)(e)		11,028	10,476,813
Series 2021-NWM, Class C, (1 mo. LIBOR US + 4.25%), 8.71%, 02/15/33(a)(e)		7,282	6,917,826

Security		Par (000)	Value

United States (continued)
BX Commercial Mortgage Trust(b) (continued)
Series 2021-SOAR, Class G, (1 mo. LIBOR US + 2.80%), 7.26%, 06/15/38(a)	USD	14,513	$13,827,770
Series 2021-VINO, Class F, (1 mo. LIBOR US + 2.80%), 7.26%, 05/15/38(a)		10,351	9,754,742
Series 2021-XL2, Class A, (1 mo. LIBOR US + 0.69%), 5.15%, 10/15/38(a)		2,809	2,730,652
Series 2021-XL2, Class F, (1 mo. LIBOR US + 2.24%), 6.70%, 10/15/38(a)		15,203	14,479,763
BX Trust(a)(b)
Series 2019-OC11, Class D, 3.94%, 12/09/41		8,408	7,009,577
Series 2019-OC11, Class E, 3.94%, 12/09/41		11,784	9,490,844
Series 2021-ARIA, Class E, (1 mo. LIBOR US + 2.24%), 6.70%, 10/15/36		9,187	8,566,232
Series 2021-MFM1, Class E, (1 mo. LIBOR US + 2.25%), 6.71%, 01/15/34		3,160	3,009,785
Series 2021-MFM1, Class F, (1 mo. LIBOR US + 3.00%), 7.46%, 01/15/34		4,900	4,645,622
CAMB Commercial Mortgage Trust, Series 2019- LIFE, Class E, (1 mo. LIBOR US + 2.15%), 6.61%, 12/15/37(a)(b)		2,182	2,132,287
CD Mortgage Trust, Series 2017-CD6, Class B, 3.91%, 11/13/50(a)		864	775,603
CFCRE Commercial Mortgage Trust, Series 2018- TAN, Class C, 5.29%, 02/15/33(b)		1,060	1,042,987
Citigroup Commercial Mortgage Trust, Series 2018- C6, Class A4, 4.41%, 11/10/51		2,000	1,955,170
Cold Storage Trust, Class A, (1 mo. LIBOR US + 0.90%), 5.36%, 11/15/37(a)(b)		6,007	5,916,746
Commercial Mortgage Trust, Series 2014-CR21, Class A3, 3.53%, 12/10/47		3,802	3,694,090
Credit Suisse Mortgage Capital Certificates Trust(a)(b) 3.95%, 02/15/27		11,900	11,638,736
Series 2019-ICE4, Class B, (1 mo. LIBOR US + 1.23%), 5.69%, 05/15/36		1,765	1,747,243
Series 2019-ICE4, Class C, (1 mo. LIBOR US + 1.43%), 5.89%, 05/15/36		1,829	1,805,999
Series 2019-ICE4, Class D, (1 mo. LIBOR US + 1.60%), 6.06%, 05/15/36		5,897	5,822,842
Series 2019-ICE4, Class E, (1 mo. LIBOR US + 2.15%), 6.61%, 05/15/36		5,411	5,315,739
Series 2019-ICE4, Class F, (1 mo. LIBOR US + 2.65%), 7.11%, 05/15/36		8,135	7,909,957
CSAIL Commercial Mortgage Trust
Series 2020-C19, Class A3, 2.56%, 03/15/53		11,759	10,114,542
Series C, Class C5, 4.64%, 11/15/48(a)		1,260	1,167,126
Csmc Trust(b)
Series 2020-FACT, Class E, (1 mo. LIBOR US + 4.86%), 9.32%, 10/15/37(a)(e)		1,935	1,743,435
Series 2020-NET, Class A, 2.26%, 08/15/37		3,944	3,580,641
DBGS Mortgage Trust(a)(b)
Series 2018-BIOD, Class A, (1 mo. LIBOR US + 0.80%), 5.26%, 05/15/35		786	778,924
Series 2018-BIOD, Class D, (1 mo. LIBOR US + 1.30%), 5.76%, 05/15/35		1,865	1,823,010
Series 2018-BIOD, Class F, (1 mo. LIBOR US + 2.00%), 6.46%, 05/15/35		7,767	7,477,574

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
DBWF Mortgage Trust(a)(b)
Series 2018-GLKS, Class B, (1 mo. LIBOR US + 1.45%), 5.92%, 12/19/30	USD	2,175	$2,114,628
Series 2018-GLKS, Class C, (1 mo. LIBOR US + 1.85%), 6.32%, 12/19/30		1,650	1,600,384
ELP Commercial Mortgage Trust, Series 2021-ELP, Class F, (1 mo. LIBOR US + 2.67%), 7.13%, 11/15/38(a)(b)		6,593	6,279,482
Extended Stay America Trust(a)(b)
Series 2021-ESH, Class D, (1 mo. LIBOR US + 2.25%), 6.71%, 07/15/38		13,923	13,566,122
Series 2021-ESH, Class E, (1 mo. LIBOR US + 2.85%), 7.31%, 07/15/38		9,733	9,440,240
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class B1, (30 day SOFR + 3.40%), 7.71%, 01/25/42(a)(b)		2,121	1,988,743
GCT Commercial Mortgage Trust, Series 2021- GCT D, Class D, (1 mo. LIBOR US + 2.35%), 6.81%, 02/15/38(a)(b)		810	623,921
GS Mortgage Securities Corp. Trust(a)(b)
Series 2021-DM, Class E, (1 mo. LIBOR US + 2.94%), 7.40%, 11/15/36		12,756	12,110,155
Series 2021-ROSS, Class A, (1 mo. LIBOR US + 1.15%), 5.61%, 05/15/26		1,480	1,394,042
Series 2022-ECI, Class A, (1 mo. SOFR + 2.19%), 6.67%, 08/15/39		1,358	1,359,782
GS Mortgage Securities Trust
Series 2020-GC47, Class AS, 2.73%, 05/12/53		4,426	3,716,732
Series 2020-GSA2, Class XA, 1.73%, 12/12/53(a)(b)		2,194	203,520
Series 2021-IP, Class A, (1 mo. LIBOR US + 0.95%), 5.41%, 10/15/36(a)(b)		1,493	1,410,871
Hudson Yards Mortgage Trust, Series 2016-10HY, Class E, 2.98%, 08/10/38(a)(b)		897	762,588
Independence Plaza Trust, Series 2018-INDP, Class B, 3.91%, 07/10/35(b)		2,215	2,097,036
JP Morgan Chase Commercial Mortgage Securities Trust(a)(b)
Class A, (1 mo. SOFR + 2.18%), 6.66%, 08/15/39		1,795	1,794,427
Class C, 3.45%, 01/05/39		3,082	2,451,678
Series 2018-WPT, Class DFL, (1 mo. LIBOR US + 2.50%), 6.90%, 07/05/33		1,253	1,145,605
Series 2021-INV5, Class F, (1 mo. LIBOR US + 2.95%), 7.41%, 04/15/38		3,330	3,171,519
Series 2021-MHC, Class E, (1 mo. LIBOR US + 2.45%), 6.91%, 04/15/38		7,630	7,348,393
JP Morgan Mortgage Trust(a)(b)
Series 2021-INV7, Class A2A, 2.50%, 12/25/51		70,129	58,434,567
Series 2021-INV7, Class A3A, 2.50%, 02/25/52		27,824	24,600,448
Series 2021-INV7, Class A4A, 2.50%, 02/25/52		10,574	7,438,849
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR4, Class A5, 4.03%, 03/10/52		4,308	4,039,212
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class A, (1 mo. SOFR + 0.66%), 5.14%, 12/15/37(a)(b)		1,900	1,857,430

Security		Par (000)	Value

United States (continued)
Life Mortgage Trust, Series 2021-BMR, Class F, (1 mo. LIBOR US + 2.35%), 6.81%, 03/15/38(a)(b)	USD	7,927	$7,589,192
LUXE Trust(a)(b)
Series 2021-TRIP, Class A, (1 mo. LIBOR US + 1.05%), 5.51%, 10/15/38		561	546,490
Series 2021-TRIP, Class E, (1 mo. LIBOR US + 2.75%), 7.21%, 10/15/38		1,215	1,145,801
MCM Trust, 3.00%, 08/25/28(e)		6,479	4,277,908
MED Trust(a)(b)
Series 2021, (1 mo. LIBOR US + 0.95%), 5.41%, 11/15/38		1,587	1,547,555
Series 2021, Class F, (1 mo. LIBOR US + 4.00%), 8.46%, 11/15/38		16,361	15,378,513
Series 2021, Class G, (1 mo. LIBOR US + 5.25%), 9.71%, 11/15/38		17,580	16,239,845
MF1 Trust, Series 2021-W10, Class F, (1 mo. SOFR + 3.37%), 7.85%, 12/15/34(a)(b)		8,512	7,904,038
MHC Commercial Mortgage Trust(a)(b) Series 2021-MHC, Class E, (1 mo. LIBOR US + 2.10%), 6.56%, 04/15/38		13,785	13,336,611
Series 2021-MHC, Class F, (1 mo. LIBOR US + 2.60%), 7.06%, 04/15/38		2,225	2,147,061
MHP Trust, Series 2021-STOR, Class G, (1 mo. LIBOR US + 2.75%), 7.21%, 07/15/38(a)(b)		3,936	3,738,870
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class C, 4.33%, 05/15/48(a)		647	593,298
Series 2016-C32, Class A4, 3.72%, 12/15/49		3,377	3,220,000
Morgan Stanley Capital I Trust
Series 2018-MP, Class A, 4.28%, 07/11/40(a)(b)		2,110	1,894,099
Series 2020-L4, Class A3, 2.70%, 02/15/53		2,855	2,487,154
PKHL Commercial Mortgage Trust, Series 2021- MF, Class F, (1 mo. LIBOR US + 3.35%), 7.81%, 07/15/38(a)(b)		1,881	1,715,696
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1 mo. SOFR + 2.25%), 6.73%, 01/19/37(a)(b)		5,707	5,621,452
SREIT Trust(a)(b)
Series 2021-MFP, Class A, (1 mo. LIBOR US + 0.73%), 5.19%, 11/15/38		1,605	1,565,265
Series 2021-MFP, Class F, (1 mo. LIBOR US + 2.62%), 7.08%, 11/15/38		9,828	9,385,244
Series 2021-MFP2, Class F, (1 mo. LIBOR US + 2.62%), 7.08%, 11/15/36		4,565	4,347,920
Starwood Trust, Series 2021-FLWR, Class E, (1 mo. LIBOR US + 1.92%), 6.38%, 07/15/36(a)(b)		3,290	3,141,737
TVC DSCR(e)
0.00%, 02/01/51		6,340	5,538,965
2.38%, 02/01/51		25,362	23,614,144
UBS Commercial Mortgage Trust, Series 2019- C17, Class A4, 2.92%, 10/15/52		1,175	1,043,638
VNDO Trust, Series 2016-350P, Class D, 3.90%, 01/10/35(a)(b)		2,150	1,795,738
Wells Fargo Commercial Mortgage Trust(a) Series 2015-C28, Class AS, 3.87%, 05/15/48		3,230	3,076,923

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Wells Fargo Commercial Mortgage Trust(a) (continued)
Series 2017-C38, Class C, 3.90%, 07/15/50	USD	1,305	$1,098,993
Series 2017-C41, Class B, 4.19%, 11/15/50		3,149	2,808,348
Series 2018-1745, Class A, 3.75%, 06/15/36(b)		2,162	1,903,619
Series 2020-C58, Class XA, 1.86%, 07/15/53		31,357	3,089,057
Series 2021-C59, Class XA, 1.54%, 04/15/54		24,937	2,073,330
Western Alliance Bank, 9.14%, 12/30/24(a)(b)		33,610	33,584,175

Total Non-Agency Mortgage-Backed Securities — 3.5% (Cost: $719,448,832)			660,980,858

		Benefical Interest (000)

Other Interests

Canada — 0.1%
Sprott Private Resource Streaming(e)(t)	USD	21,280	26,780,434

Total Other Interests — 0.1% (Cost: $21,471,327)			26,780,434

		Par (000)

Preferred Securities

Capital Trusts — 0.1%(a)

Mexico — 0.0%
Banco Mercantil del Norte SA, 5.88%(b)(p)	USD	1,037	956,179

Philippines — 0.0%
Rizal Commercial Banking Corp., 6.50%(c)(p)		1,000	893,750

Thailand — 0.0%
Kasikornbank PCL, 5.28%(c)(p)		300	289,500

United States — 0.1%
Prudential Financial, Inc., 5.63%, 06/15/43		5,623	5,594,885
USB Capital IX, 5.81%(p)		3,935	3,247,952

			8,842,837

			10,982,266

		Shares

Preferred Stocks — 2.8%

Brazil — 0.1%
Neon Pagamentos SA(e)		39,435	19,939,125

Finland — 0.0%
Aiven(e)		86,562	8,791,237

Germany — 0.3%
Dr Ing hc F Porsche AG(f)(h)		197,579	23,491,892
Volocopter GMBH, (Acquired 03/03/21, Cost: $22,418,516)(e)(i)		4,218	26,875,468

			50,367,360

Security	Shares	Value

India — 0.1%
Think & Learn Private Ltd., Series F, (Acquired 12/11/20, Cost: $13,030,114)(e)(i)	4,047	$9,810,575

Sweden — 0.0%
Volta, Series C, (Acquired 02/22/22, Cost: $3,635,023)(e)(i)	30,817	3,996,538

United Kingdom — 0.0%
10X Future Technologies Holdings Ltd., (Acquired 05/13/21, Cost: $24,142,699)(e)(i)	637,808	9,066,284

United States — 2.3%
2020 Cash Mandatory Exchangeable Trust, 06/01/23(b)(d)(f)	34,289	41,357,334
Aptiv PLC, Series A, 06/15/23(d)(f)	132,372	16,677,548
Boston Scientific Corp., Series A, 06/01/23(d)(f)	88,689	10,122,076
Breeze Aviation Group, Inc., Series B, (Acquired 07/30/21, Cost: $17,069,096)(e)(i)	31,603	10,071,244
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $33,821,714)(e)(i)	308,665	50,331,536
Caresyntax, Inc.(e)	39,141	2,714,428
Cruise, Series GClass G, (Acquired 03/25/21, Cost: $9,841,593)(e)(i)	373,495	5,871,341
Databricks, Inc.(e)(i)
Series F, (Acquired 10/22/19, Cost: $11,769,837)	822,138	41,616,626
Series G, (Acquired 02/01/21, Cost: $13,141,188)	222,270	11,251,307
Deep Instinct Ltd.(e)(i)
Series D-2, (Acquired 03/19/21, Cost: $11,638,040)	1,914,819	13,154,806
Series D-4, (Acquired 09/20/22, Cost: $10,933,893)	1,550,832	10,654,216
Dream Finders Homes, Inc.(e)	38,156	35,103,520
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $8,339,244)(e)(i)	1,423,565	4,199,517
Farmer’s Business Network, Inc.(e)(i)
Series F, (Acquired 07/31/20, Cost: $8,907,002)	269,447	13,394,210
Series G, (Acquired 09/15/21, Cost: $2,533,428)	40,758	2,026,080
Jumpcloud, Inc.(e)(i)
Series E-1, (Acquired 10/30/20, Cost: $11,778,091)	6,458,349	19,052,130
Series F, (Acquired 09/03/21, Cost: $2,543,928)	424,788	1,253,125
Lesson Nine GmbH(e)
Series B,	841,086	10,892,064
Series C,	259,727	3,363,465
Loadsmart, Inc.(e)(i)
Series C, (Acquired 10/05/20, Cost: $10,694,460)	1,250,814	18,111,787
Series D, (Acquired 01/27/22, Cost: $2,628,040)	131,402	1,902,701
Lookout, Inc., Series F, (Acquired 09/19/14, Cost: $50,945,689)(e)(i)	4,459,883	24,395,560
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $7,559,970)(e)(i)	329,191	3,400,543
Mythic AI, Inc., Series C, (Acquired 01/26/21, Cost: $6,129,221)(e)(i)	892,159	151,667
Noodle Partners, Inc., Series C, (Acquired 08/26/21, Cost: $9,816,152)(e)(i)	1,099,886	7,061,268

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $5,269,814)(e)(i)		200,937	$5,009,359
Relativity Space, Inc., Series E, (Acquired 05/27/21, Cost: $9,126,025)(e)(i)		399,649	6,961,886
SambaNova Systems, Inc.(e)(i)
Series C, (Acquired 02/19/20, Cost: $11,739,902)		220,503	13,999,735
Series D, (Acquired 04/09/21, Cost: $6,878,356)		72,390	4,596,041
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $3,799,839)(e)(i)		252,991	1,801,296
Ursa Major Technologies, Inc.(e)(i)
Series C, (Acquired 09/13/21, Cost: $9,742,600)		1,633,349	12,576,787
Series D, (Acquired 10/14/22, Cost: $1,326,169)		200,098	1,540,755
Verge Genomics, Inc., Series B, (Acquired 11/05/21, Cost: $9,084,160)(e)(i)		1,705,369	8,970,241
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $5,641,940)(e)(i)		1,933,359	5,220,069
Zero Mass Water, Inc.(e)(i)
Series C-1, (Acquired 05/07/20, Cost: $8,796,956)		558,055	14,939,132
Series D, (Acquired 07/05/22, Cost: $1,648,279)		40,240	1,466,346

			435,211,746

			537,182,865

Trust Preferreds — 0.1%

United States — 0.1%
Citigroup Capital XIII, 10/30/40(a)		629,905	18,090,872
Wells Fargo & Co., Series L(d)(p)		5,825	7,327,792

			25,418,664

Total Preferred Securities — 3.0% (Cost: $552,124,494)			573,583,795

		Par (000)

U.S. Government Sponsored Agency Securities

Mortgage-Backed Securities — 12.3%
Fannie Mae, Series 2018-M13, Class A2, 3.74%, 09/25/30(a)	USD	1,761	1,707,566
Freddie Mac Multifamily Structured Pass-Through Certificates(a)
Series K116, Class X1, 1.43%, 07/25/30		7,764	627,794
Series KL06, Class XFX, 1.36%, 12/25/29		8,414	548,466
Series KW09, Class X1, 0.80%, 05/25/29		57,932	2,197,153
Freddie Mac Structured Pass-Through Certificates(a)
Series K105, Class X1, 1.52%, 01/25/30		35,957	2,994,602
Series K109, Class X1, 1.58%, 04/25/30		15,107	1,320,444
Series K110, Class X1, 1.70%, 04/25/30		8,657	798,190
Series K120, Class X1, 1.04%, 10/25/30		50,187	3,033,162
Uniform Mortgage-Backed Securities(u)
3.50%, 02/13/53 - 03/13/53		799,366	749,661,029
4.50%, 02/13/53 - 03/13/53		1,596,461	1,576,404,642

Total U.S. Government Sponsored Agency Securities — 12.3% (Cost: $2,330,750,398)			2,339,293,048

Security		Par (000)	Value

U.S. Treasury Obligations
U.S. Treasury Bonds
2.38%, 02/15/42	USD	31,131	$25,184,493
3.25%, 05/15/42(v)		74,241	68,881,450
3.38%, 08/15/42		41,131	38,887,602
4.00%, 11/15/52(v)		54,328	58,097,219
U.S. Treasury Inflation-Indexed Notes
0.63%, 01/15/24 - 07/15/32(v)		378,262	368,020,370
0.50%, 04/15/24		171,139	166,860,798
0.13%, 04/15/27		51,792	48,910,507
U.S. Treasury Notes, 0.75%, 12/31/23(l)		39,431	38,022,997

Total U.S. Treasury Obligations — 4.3% (Cost: $820,100,361)			812,865,436

		Shares

Warrants

Israel(f) — 0.0%
Deep Instinct Ltd., (Acquired 09/20/22, Cost: $0), (1 Share for 1 Warrant, Expires 09/20/32) (e)(i)		109,339	635,260
Innovid Corp., (Issued/Exercisable 01/28/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)		49,253	18,962

			654,222

Switzerland — 0.0%
Cie Financiere Richemont SA, (Issued 11/27/20, Exercisable 11/22/23, 0.01 Share for 1 Warrant, Expires 11/22/23, Strike Price CHF 67.00)(f)		4,654	5,389

United Kingdom — 0.0%
Hedosophia European Growth, (Issued 05/13/21, Exercisable 05/13/22, 1 Share for 1 Warrant, Expires 05/13/27, Strike Price EUR 11.50)(f)		260,415	3,397

United States(f) — 0.2%
Cano Health, Inc., (Issued 07/06/20, Exercisable 07/06/21, 1 Share for 1 Warrant, Expires 06/03/26, Strike Price USD 11.50)		268,681	93,232
Crown PropTech Acquisitions, (Issued 02/05/21, 1 Share for 1 Warrant, Expires 02/01/26, Strike Price USD 11.50)(e)		271,336	3
Crown PropTech Acquisitions, (Issued/Exercisable 01/25/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)		162,368	14,613
Embark Technology, Inc., (Issued/Exercisable 12/28/20, 0.05 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 230.00)		126,570	8,860
EVgo, Inc., (Issued/Exercisable 11/10/20, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)		146,070	133,362
Flyr Warrants, (Issued 05/10/22, 1 Share for 1 Warrant, Expires 05/10/32, Strike Price USD 3.95)(e)		35,428	521,146
FreeWire Technologies, Inc., (Issued 04/27/22, 1 Share for 1 Warrant, Expires 04/26/27, Strike Price USD 3.35)(e)		927,998	695,999
Green Plains, Inc., (Issued 02/05/21, 1 Share for 1 Warrant, Expires 04/28/26, Strike Price USD 22.00)		1,464,976	28,928,280

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
Hippo Holdings, Inc., (Issued/Exercisable 01/04/21, 0.04 Share for 1 Warrant, Expires 08/02/26, Strike Price USD 287.50)		123,393	$7,416
Latch, Inc., (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)(h)		111,795	8,161
Lightning eMotors, Inc., (Issued/Exercisable 05/13/20, 1 Share for 1 Warrant, Expires 05/18/25, Strike Price USD 11.50)		292,348	102,953
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)		226,443	16,689
Proof Acquisition Corp. I, (1 Share for 1 Warrant, Expires 12/23/28, Strike Price USD 11.50)(e)		271,281	8,138
Rotor Acquisition Corp., (Issued/Exercisable 01/14/21, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 11.50)		92,406	8,317
Sarcos Technology & Robotics Corp., Class A, (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)		254,485	37,002
Sonder Holdings, Inc., (Issued 11/19/20, Exercisable 01/19/21, 1 Share for 1 Warrant, Expires 11/19/26, Strike Price USD 12.50)(e)		295,710	2,957
TPB Acquisition Corp. I, Class A, (Issued 02/19/21, Exercisable 02/19/22, 1 Share for 1 Warrant, Expires 02/19/23, Strike Price USD 11.50)		95,675	45,627
Versa Networks, Inc., (Acquired 10/14/22, Cost: $0), (1 Share for 1 Warrant, Expires 10/07/32) (e)(i)		238,291	614,791
Volta, Inc., Series C, (Issued/Exercisable 10/22/20, 1 Share for 1 Warrant, Expires 08/26/26, Strike Price USD 11.50)		150,460	30,513

			31,278,059

Total Warrants — 0.2% (Cost: $4,821,352)			31,941,067

Total Long-Term Investments — 101.8% (Cost: $17,280,829,951)			19,368,970,074

		Par (000)

Short-Term Securities

Certificates of Deposit — 0.1%

United States — 0.1%
Citibank N.A., 5.00%, 09/21/23	USD	29,540	29,466,702

Foreign Agency Obligations — 8.2%

Japan — 8.2%
Japan Treasury Discount Bills(w)
(0.20%), 02/27/23	JPY	24,706,050	189,822,503
(0.17%), 03/06/23		110,466,650	848,767,860
(0.25%), 04/04/23		30,228,450	232,290,672

Security		Par (000)	Value

Japan (continued)
Japan Treasury Discount Bills(w) (continued) (0.25%), 04/17/23	JPY	36,879,800	$283,422,491

		Shares

Money Market Funds — 3.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.07%(g)(x)(y)		347,710,130	347,710,130
SL Liquidity Series, LLC, Money Market Series, 4.54%(g)(x)		276,999,802	277,055,202

			624,765,332

		Par (000)

Time Deposits — 0.3%

Australia — 0.1%
Australia & New Zealand Banking Group Ltd.,
1.84%, 02/01/23	AUD	12,255	8,650,021

Canada — 0.0%
Royal Bank of Canada, 3.05%, 02/01/23	CAD	8,391	6,306,698

Japan — 0.0%
Sumitomo Bank Tokyo, (0.33%), 02/03/23	JPY	52,560	403,795

South Africa — 0.0%
Brown Brothers Harriman & Co., 5.34%, 02/01/23	ZAR	15,811	908,694

United Kingdom — 0.0%
ING Bank NV, 2.42%, 02/01/23	GBP	908	1,119,595

United States — 0.2%
Citibank NA, New York, 4.32%, 02/01/23	USD	13,259	13,259,027
Citibank, New York, 1.13%, 02/01/23	EUR	16,853	18,322,048
			31,581,075

			48,969,878

Total Short-Term Securities — 11.9% (Cost: $2,195,867,803)			2,257,505,438

Options Purchased — 0.6% (Cost: $97,041,357)			111,243,926

Total Investments Before TBA Sale Commitments and Options Written — 114.3% (Cost: $19,573,739,111)			21,737,719,438

		Shares

Investments Sold Short

Common Stocks

France — (0.0)%
Pernod Ricard SA		(31,333)	(6,486,870)

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Shares	Value

United Kingdom — (0.0)%
Diageo PLC		(61,205)	$(2,676,254)

United States — (0.1)%
JM Smucker Co.		(51,256)	(7,831,917)

Total Investments Sold Short — (0.1)% (Proceeds: $(14,810,863))			(16,995,041)

		Par (000)

TBA Sale Commitments(u)

United States — (5.6)%
Uniform Mortgage-Backed Securities
3.50%, 02/13/53	USD	(270,273)	(253,449,574)
4.50%, 02/13/53		(818,334)	(808,104,259)

Total TBA Sale Commitments — (5.6)% (Proceeds: $(1,061,399,464))			(1,061,553,833)

Options Written — (0.8)% (Premiums Received: $(97,957,547))			(145,570,562)

Total Investments, Net of TBA Sale Commitments and Options Written — 107.8% (Cost: $18,399,571,237)			20,513,600,002

Liabilities in Excess of Other Assets — (7.8)%			(1,488,080,416)

Net Assets — 100.0%			$19,025,519,586

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Convertible security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)	Affiliate of the Fund.
(h)	All or a portion of this security is on loan.
(i)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $508,854,785, representing 2.7% of its net assets as of period end, and an original cost of $496,450,363.

(j)	When-issued security.
(k)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(l)	All or a portion of the security is held by a wholly-owned subsidiary.
(m)	Investment does not issue shares.
(n)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(o)	Issuer filed for bankruptcy and/or is in default.
(p)	Perpetual security with no stated maturity date.
(q)	Zero-coupon bond.
(r)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(s)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(t)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(u)	Represents or includes a TBA transaction.
(v)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(w)	Rates are discount rates or a range of discount rates as of period end.
(x)	Annualized 7-day yield as of period end.
(y)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Par/Shares Held at 01/31/23	Income	Capital Gain Distributions from Underlying Funds
Bio City Development Co. BV	$10,394,730	$—	$—		$—	$3,169,125	$13,563,855	140,850,000	$—	$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,077,927,563	—	(3,730,217,433	)(a)	—	—	347,710,130	347,710,130	16,993,472	—
iShares 0-5 Year TIPS Bond ETF	—	18,823,538	—		—	(170,785)	18,652,753	190,821	78,042	—
iShares Biotechnology ETF	2,297,772	—	—		—	391,990	2,689,762	19,698	5,723	—
iShares China Large-Cap ETF	11,232,953	19,641,470	(24,456,667)		(2,702,448)	7,039,261	10,754,569	338,194	530,337	—
iShares iBoxx $ High Yield Corporate Bond ETF	106,879	123,065,159	(94,723,698)		(2,520,235)	1,029,132	26,957,237	353,167	787,182	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	3,056,977	378,104,579	(360,795,019)		(20,144,718)	(221,819)	—	—	1,752,733	—
iShares JP Morgan USD Emerging Markets Bond ETF	—	168,814,591	(130,368,402)		(14,136,037)	(246,020)	24,064,132	273,736	1,211,335	—
iShares Latin America 40 ETF	9,684,301	—	—		—	(230,049)	9,454,252	371,046	1,080,416	—
iShares MSCI Brazil ETF	14,315,673	—	—		—	(1,061,553)	13,254,120	436,853	1,538,089	—
iShares MSCI Emerging Markets ETF	2,391,715	—	—		—	(57,563)	2,334,152	56,435	53,398	—
iShares Russell 2000 ETF(b)	—	130,483,272	(134,755,800)		4,272,528	—	—	—	—	—
Quintis Australia Pty. Ltd.	92,389,186	—	—		—	15,807	92,389,186	92,389,186	—	—
Quintis Australia Pty. Ltd.	82,684,528	—	—		—	(69,603,520)	12,882,249	82,684,528	—	—

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc.

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Par/Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds
Quintis HoldCo. Pty. Ltd.	$6,458,420	$—		$—	$—	$(6,458,111)	$309	43,735,802	$—		$—
SL Liquidity Series, LLC, Money Market Series	174,301,878	102,646,767	(a)	—	9,883	96,674	277,055,202	276,999,802	2,000,741	(c)	—

					$(35,221,027)	$(66,307,431)	$851,761,908		$26,031,468		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BOBL	667	03/08/23	$85,058	$(1,494,310)
Euro Bund	4,291	03/08/23	638,260	(18,563,220)
Euro OAT	291	03/08/23	41,608	(971,171)
10-Year Australian Treasury Bonds	3,434	03/15/23	291,898	(3,042,004)
Euro Stoxx Bank	2,686	03/17/23	16,348	742,398
MSCI Emerging Markets Index	1,494	03/17/23	78,032	1,022,626
Russell 2000 E-Mini Index	37	03/17/23	3,588	194,609
U.S. Long Bond	362	03/22/23	47,275	1,950,802
Ultra U.S. Treasury Bond	4,065	03/22/23	581,549	24,278,613
5-Year U.S. Treasury Note	2,063	03/31/23	225,802	1,434,946
3-Month SONIA Index	1,383	09/19/23	407,502	2,772,227

				8,325,516

Short Contracts
30-Year Euro Buxl Bond	91	03/08/23	14,246	1,845,972
Euro BTP	593	03/08/23	73,571	2,094,140
Euro-Schatz	1,072	03/08/23	123,238	958,021
Nikkei 225 Yen-Denominated	27	03/09/23	2,851	24,402
10-Year Japanese Government Treasury Bonds	181	03/13/23	203,798	2,165,422
SPI 200 Index	35	03/16/23	4,614	(217,104)
Euro Stoxx 50 Index	986	03/17/23	44,919	(2,040,275)
FTSE 100 Index	73	03/17/23	7,001	(225,544)
NASDAQ 100 E-Mini Index	1,615	03/17/23	392,510	(10,292,796)
S&P 500 E-Mini Index	932	03/17/23	190,594	(3,453,414)
10-Year U.S. Treasury Note	3,630	03/22/23	416,769	1,086,449
10-Year U.S. Ultra Long Treasury Note	11,745	03/22/23	1,428,853	(28,749,301)
Long Gilt	121	03/29/23	15,590	247,575
2-Year U.S. Treasury Note	8,442	03/31/23	1,737,007	1,481,533

				(35,074,920)

				$(26,749,404)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	455,214,490	USD	307,578,416	Barclays Bank PLC	02/16/23	$13,919,562
USD	173,561,351	HKD	1,357,461,663	JPMorgan Chase Bank N.A.	02/16/23	300,960
KRW	98,655,809,074	USD	73,478,426	Citibank N.A.	02/17/23	6,561,752
HUF	4,710,515,403	USD	11,578,015	UBS AG	02/21/23	1,427,742

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	462,012,325	USD	23,367,591	HSBC Bank PLC	02/21/23	$1,085,546
BRL	62,987,335	USD	11,656,766	Goldman Sachs International	02/22/23	705,581
BRL	116,183,398	USD	21,278,504	Citibank N.A.	03/02/23	1,494,517
HUF	7,655,332,416	USD	18,933,266	Goldman Sachs International	03/02/23	2,138,253
PLN	43,309,100	USD	9,541,330	BNP Paribas SA	03/02/23	436,066
PLN	42,484,598	USD	9,549,060	JPMorgan Chase Bank N.A.	03/02/23	238,389
PLN	43,309,100	USD	9,541,551	Morgan Stanley & Co. International PLC	03/02/23	435,844
BRL	150,759,900	USD	28,200,505	Bank of America N.A.	03/15/23	1,274,958
BRL	282,628,429	USD	52,030,270	Deutsche Bank AG	03/15/23	3,227,154
CHF	307,493,140	USD	335,562,984	Barclays Bank PLC	03/15/23	1,804,639
CNH	127,450,793	USD	18,872,174	BNP Paribas SA	03/15/23	42,912
CNH	374,236,194	USD	54,649,775	Citibank N.A.	03/15/23	890,952
DKK	507,302,715	USD	73,095,398	Deutsche Bank AG	03/15/23	1,257,873
EUR	17,433,075	USD	18,928,920	BNP Paribas SA	03/15/23	73,305
EUR	26,149,612	USD	28,456,818	Citibank N.A.	03/15/23	46,518
EUR	944,226,284	USD	1,007,994,606	UBS AG	03/15/23	21,221,408
GBP	49,755,913	USD	60,614,071	Deutsche Bank AG	03/15/23	783,201
JPY	291,205,595	USD	2,194,639	BNP Paribas SA	03/15/23	55,191
JPY	3,588,741,359	USD	27,324,887	BNP Paribas SA	03/15/23	401,423
JPY	3,614,624,797	USD	27,298,874	BNP Paribas SA	03/15/23	627,409
JPY	6,960,796,414	USD	52,455,135	BNP Paribas SA	03/15/23	1,323,386
JPY	171,840,711,954	USD	1,269,377,517	HSBC Bank PLC	03/15/23	58,249,194
JPY	9,449,213,114	USD	71,285,000	JPMorgan Chase Bank N.A.	03/15/23	1,718,816
MXN	563,560,302	USD	28,200,505	Citibank N.A.	03/15/23	1,508,114
MXN	2,507,089,082	USD	132,129,389	Morgan Stanley & Co. International PLC	03/15/23	34,206
SGD	50,337,141	USD	37,429,558	HSBC Bank PLC	03/15/23	917,386
USD	39,987,353	EUR	36,611,210	Citibank N.A.	03/15/23	80,771
USD	78,220,919	EUR	71,479,031	Citibank N.A.	03/15/23	308,066
USD	21,106,399	JPY	2,718,673,042	Bank of America N.A.	03/15/23	102,163
USD	56,515,718	JPY	7,203,041,290	BNP Paribas SA	03/15/23	865,634
USD	28,135,462	SEK	285,698,331	Deutsche Bank AG	03/15/23	753,898
IDR	298,850,653,147	USD	19,094,668	Deutsche Bank AG	04/12/23	810,972
IDR	111,042,705,000	USD	7,327,133	Citibank N.A.	04/17/23	68,750
USD	7,309,996	ZAR	127,810,000	BNP Paribas SA	04/17/23	10,479
CAD	177,550,650	USD	132,181,897	HSBC Bank PLC	04/20/23	1,344,639
USD	43,381,328	NOK	426,584,984	BNP Paribas SA	04/20/23	488,733

						129,036,362

EUR	71,479,031	USD	78,006,846	Citibank N.A.	02/01/23	(298,395)
NOK	885,344,767	CHF	82,811,018	HSBC Bank PLC	02/16/23	(1,835,883)
JPY	53,358,250,000	USD	416,752,256	Morgan Stanley & Co. International PLC	02/21/23	(5,767,438)
USD	11,938,068	CNH	85,064,704	Citibank N.A.	02/21/23	(669,594)
USD	11,777,362	EUR	11,403,995	JPMorgan Chase Bank N.A.	02/21/23	(636,040)
USD	11,895,385	GBP	10,044,233	JPMorgan Chase Bank N.A.	02/21/23	(492,778)
USD	386,306,869	JPY	53,358,250,000	Bank of America N.A.	02/21/23	(24,677,949)
USD	11,955,660	TWD	369,549,451	JPMorgan Chase Bank N.A.	02/21/23	(371,049)
USD	103,065,317	JPY	14,117,750,000	Bank of America N.A.	02/27/23	(5,763,303)
USD	77,224,884	JPY	10,588,300,000	Deutsche Bank AG	02/27/23	(4,396,485)
USD	382,800,823	JPY	51,734,000,000	JPMorgan Chase Bank N.A.	03/06/23	(16,385,011)
USD	435,589,376	JPY	58,732,650,000	UBS AG	03/06/23	(17,598,891)
CNH	188,426,225	USD	28,171,415	BNP Paribas SA	03/15/23	(206,911)
GBP	32,490,064	EUR	37,700,092	Deutsche Bank AG	03/15/23	(1,001,731)
JPY	635,884,792	USD	4,920,871	BNP Paribas SA	03/15/23	(8,079)
JPY	1,996,686,474	USD	15,463,206	BNP Paribas SA	03/15/23	(36,976)
JPY	2,013,049,385	USD	15,595,000	BNP Paribas SA	03/15/23	(42,352)
JPY	2,972,647,858	USD	23,022,544	BNP Paribas SA	03/15/23	(56,120)
JPY	3,585,826,729	USD	28,171,415	Citibank N.A.	03/15/23	(467,623)
NZD	17,151,359	USD	11,133,256	Morgan Stanley & Co. International PLC	03/15/23	(42,741)
USD	204,737,461	CNH	1,422,106,404	HSBC Bank PLC	03/15/23	(6,318,617)
USD	73,145,644	EUR	68,676,848	BNP Paribas SA	03/15/23	(1,712,802)
USD	1,056,704	EUR	987,415	JPMorgan Chase Bank N.A.	03/15/23	(19,587)
USD	226,520,986	EUR	208,708,739	Morgan Stanley & Co. International PLC	03/15/23	(973,609)

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	61,583,807	INR	5,108,684,712	Citibank N.A.	03/15/23	$(709,748)
USD	27,484,511	JPY	3,607,752,439	Morgan Stanley & Co. International PLC	03/15/23	(388,677)
ZAR	480,327,006	USD	28,010,999	BNP Paribas SA	03/15/23	(504,542)
ZAR	475,590,159	USD	27,330,812	HSBC Bank PLC	03/15/23	(95,616)
USD	231,204,228	JPY	30,228,450,000	JPMorgan Chase Bank N.A.	04/04/23	(2,998,644)
INR	585,085,000	USD	7,169,281	Citibank N.A.	04/17/23	(55,576)
USD	281,966,091	JPY	36,879,800,000	HSBC Bank PLC	04/17/23	(4,294,317)
JPY	16,193,050,608	EUR	117,234,781	JPMorgan Chase Bank N.A.	04/20/23	(2,319,042)

						(101,146,126)

						$27,890,236

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	12,335	02/10/23	USD	410.00	USD	508,634	$4,539,280
SPDR S&P 500 ETF Trust	7,401	02/10/23	USD	415.00	USD	305,180	1,398,789
Amazon.com, Inc.	2,319	02/17/23	USD	100.00	USD	23,976	1,623,300
Amazon.com, Inc.	1,645	02/17/23	USD	90.00	USD	17,008	2,364,687
CF Industries Holdings, Inc.	1,121	02/17/23	USD	115.00	USD	9,633	11,210
CF Industries Holdings, Inc.	1,266	02/17/23	USD	92.50	USD	10,879	72,795
Eli Lilly & Co.	509	02/17/23	USD	380.00	USD	17,259	22,142
Freeport-McMoRan, Inc.	3,359	02/17/23	USD	42.00	USD	14,497	1,116,867
iShares China Large-Cap ETF	15,340	02/17/23	USD	33.00	USD	47,692	659,620
iShares iBoxx $ High Yield Corporate Bond ETF	4,655	02/17/23	USD	75.00	USD	35,560	667,992
Schlumberger NV	3,322	02/17/23	USD	55.00	USD	17,487	956,736
Visa, Inc., Class A	845	02/17/23	USD	225.00	USD	19,446	648,537
Northrop Grumman Corp.	277	03/03/23	USD	470.00	USD	12,206	166,200
Albemarle Corp.	726	03/17/23	USD	240.00	USD	20,853	3,423,090
Alphabet Inc., Class C	501	03/17/23	USD	95.00	USD	5,272	412,072
Amazon.com, Inc.	441	03/17/23	USD	90.00	USD	4,559	685,755
Apple, Inc.	733	03/17/23	USD	135.00	USD	11,325	930,910
Archer-Daniels-Midland Co.	1,731	03/17/23	USD	100.00	USD	14,243	12,983
Capital One Financial Corp.	1,382	03/17/23	USD	115.00	USD	16,783	1,071,050
Charter Communications, Inc., Class A	333	03/17/23	USD	370.00	USD	13,530	922,410
ConocoPhillips	2,632	03/17/23	USD	125.00	USD	28,455	1,210,720
Costco Wholesale Corp.	276	03/17/23	USD	500.00	USD	14,208	712,080
Costco Wholesale Corp.	237	03/17/23	USD	490.00	USD	12,201	774,990
Energy Select Sector SPDR Fund	1,482	03/17/23	USD	90.00	USD	12,739	552,045
EQT Corp.	4,444	03/17/23	USD	40.00	USD	13,892	142,208
Freeport-McMoRan, Inc.	3,422	03/17/23	USD	45.00	USD	14,769	850,367
iShares China Large-Cap ETF	14,501	03/17/23	USD	32.00	USD	45,084	1,950,384
iShares China Large-Cap ETF	15,431	03/17/23	USD	33.00	USD	47,975	1,388,790
Microsoft Corp.	180	03/17/23	USD	240.00	USD	4,650	250,200
Nike, Inc., Class B	1,362	03/17/23	USD	130.00	USD	17,380	497,130
Schlumberger NV	2,382	03/17/23	USD	60.00	USD	12,539	364,446
Visa, Inc., Class A	1,029	03/17/23	USD	220.00	USD	23,680	1,445,745
Walt Disney Co.	400	03/17/23	USD	100.00	USD	4,428	444,000
Xtrackers Harvest CSI 300 China A-Shares Fund	12,028	03/17/23	USD	32.00	USD	36,481	835,946
Bunge Ltd.	807	04/21/23	USD	110.00	USD	7,915	143,243
Constellation Brands, Inc., Class A	1,714	04/21/23	USD	240.00	USD	39,563	1,062,680
EOG Resources, Inc.	2,026	04/21/23	USD	158.50	USD	25,248	207,665
Intuit, Inc.	544	04/21/23	USD	430.00	USD	23,053	1,506,880
Marathon Oil Corp.	3,228	04/21/23	USD	28.00	USD	8,402	631,074
Rockwell Automation, Inc.	342	04/21/23	USD	290.00	USD	9,917	367,650
Shell PLC, ADR	3,475	04/21/23	USD	60.00	USD	20,259	695,000
Shell PLC, ADR	2,241	04/21/23	USD	62.50	USD	13,065	246,510
Tesla, Inc.	834	04/21/23	USD	175.00	USD	15,844	1,747,230
Xtrackers Harvest CSI 300 China A-Shares Fund	18,000	04/21/23	USD	33.00	USD	54,594	1,224,000

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Northrop Grumman Corp.	137	05/19/23	USD	500.00	USD	6,037	$115,765
Tesla, Inc.	1,623	05/19/23	USD	180.00	USD	30,834	3,513,795
Intel Corp.	697	06/16/23	USD	40.00	USD	2,088	5,925
Intel Corp.	434	06/16/23	USD	42.50	USD	1,300	1,953
Lions Gate Entertainment Corp., Non-Voting Shares	373	06/16/23	USD	10.00	USD	320	15,853

							44,610,699

Put
Carnival Corp.	542	02/17/23	USD	7.00	USD	640	1,084
Caterpillar, Inc.	520	02/17/23	USD	175.00	USD	12,884	1,040
Ford Motor Co.	1,728	02/17/23	USD	10.00	USD	2,286	2,592
iShares China Large-Cap ETF	4,356	02/17/23	USD	29.00	USD	13,543	56,628
iShares iBoxx $ High Yield Corporate Bond ETF	1,610	02/17/23	USD	71.00	USD	12,299	4,830
iShares iBoxx $ Investment Grade Corporate Bond ETF	14,585	02/17/23	USD	107.00	USD	161,223	262,530
iShares iBoxx $ Investment Grade Corporate Bond ETF	14,793	02/17/23	USD	108.00	USD	163,522	384,618
iShares iBoxx $ Investment Grade Corporate Bond ETF	9,803	02/17/23	USD	109.00	USD	108,362	426,430
iShares Russell 2000 ETF	534	02/17/23	USD	160.00	USD	10,519	2,937
iShares Russell 2000 ETF	714	02/17/23	USD	180.00	USD	14,065	58,548
Sabre Corp.	257	02/17/23	USD	5.00	USD	197	900
Seagate Technology Holdings PLC	620	02/17/23	USD	56.00	USD	4,395	7,130
SoFi Technologies, Inc.	320	02/17/23	USD	4.00	USD	239	640
SPDR Euro Stoxx 50 ETF	713	02/17/23	USD	36.00	USD	3,125	2,139
SPDR S&P Retail ETF	811	02/17/23	USD	55.00	USD	5,966	18,248
Xerox Holdings Corp.	558	02/17/23	USD	12.00	USD	946	5,580
10-Year U.S. Treasury Note Future	92	02/24/23	USD	112.00	USD	10,524	8,625
Alphabet Inc., Class C	1,900	03/17/23	USD	95.00	USD	19,992	523,450
Amazon.com, Inc.	1,954	03/17/23	USD	90.00	USD	20,202	364,421
Apple, Inc.	1,355	03/17/23	USD	135.00	USD	20,935	379,400
Boston Scientific Corp.	4,158	03/17/23	USD	44.00	USD	20,166	291,060
Carnival Corp.	815	03/17/23	USD	6.00	USD	962	2,853
Caterpillar, Inc.	702	03/17/23	USD	200.00	USD	17,393	38,610
ConocoPhillips	1,577	03/17/23	USD	115.00	USD	17,049	512,525
Costco Wholesale Corp.	386	03/17/23	USD	465.00	USD	19,871	181,420
Crowdstrike Holdings, Inc., Class A	861	03/17/23	USD	90.00	USD	9,778	251,842
Edwards Lifesciences Corp.	1,085	03/17/23	USD	75.00	USD	8,910	306,512
Ford Motor Co.	938	03/17/23	USD	9.00	USD	1,241	3,283
Hudson Pacific Properties, Inc.	374	03/17/23	USD	7.50	USD	420	6,545
Intuitive Surgical, Inc.	369	03/17/23	USD	245.00	USD	9,398	328,410
iShares iBoxx $ High Yield Corporate Bond ETF	908	03/17/23	USD	73.00	USD	6,936	25,424
iShares iBoxx $ High Yield Corporate Bond ETF	20,902	03/17/23	USD	74.00	USD	159,670	919,688
iShares iBoxx $ High Yield Corporate Bond ETF	8,886	03/17/23	USD	75.00	USD	67,880	599,805
iShares iBoxx $ Investment Grade Corporate Bond ETF	9,863	03/17/23	USD	109.00	USD	109,026	892,601
LVMH Moet Hennessy Louis Vuitton SE	240	03/17/23	EUR	750.00	EUR	19,906	224,388
Microsoft Corp.	785	03/17/23	USD	230.00	USD	20,280	239,425
Office Properties Income Trust	393	03/17/23	USD	12.50	USD	680	3,930
ServiceNow, Inc.	216	03/17/23	USD	420.00	USD	10,200	259,200
SPDR S&P 500 ETF Trust	3,934	03/17/23	USD	385.00	USD	162,218	1,542,128
SPDR S&P Regional Banking ETF	7,846	03/17/23	USD	58.00	USD	50,779	541,374
UnitedHealth Group, Inc.	390	03/17/23	USD	460.00	USD	18,409	161,850
Vertiv Holdings Co.	334	03/17/23	USD	10.00	USD	487	5,010
Zscaler, Inc.	538	03/17/23	USD	100.00	USD	7,262	157,096
Ally Financial, Inc.	995	04/21/23	USD	25.00	USD	3,459	44,775
Brandywine Realty Trust	374	04/21/23	USD	5.00	USD	258	5,610
Invesco Senior Loan ETF	1,663	04/21/23	USD	19.00	USD	3,519	16,630
Invesco Senior Loan ETF	1,363	04/21/23	USD	20.00	USD	2,884	8,860
Owl Rock Capital Corp.	1,083	04/21/23	USD	10.00	USD	1,436	16,245
PulteGroup, Inc.	2,174	04/21/23	USD	50.00	USD	12,783	206,530
Sabre Corp.	351	04/21/23	USD	5.00	USD	269	5,441
3 mo. SOFR Future	1,975	03/15/24	USD	95.75	USD	473,679	1,456,562

							11,767,402

							$56,378,101

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc.

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
Euro Stoxx 50	Down-and-in	Citibank N.A.	7,685	04/21/23	EUR	4,100.00	EUR	3,971.00	EUR	31,508	$424,923

Put
JPY Currency	Up-and-in	Citibank N.A.	—	03/08/23	JPY	134.00	JPY	136.50	USD	43,465	41,161
GBP Currency	One Touch	JPMorgan Chase Bank N.A.	—	05/11/23	USD	1.00	USD	1.00	GBP	4,185	48,944

											90,105

											$515,028

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value

Call
EUR Currency	Morgan Stanley & Co. International PLC	—	02/07/23	USD	1.08	EUR	81,603	$922,994
EUR Currency	JPMorgan Chase Bank N.A.	—	03/09/23	USD	1.07	EUR	43,567	928,581
USD Currency	Bank of America N.A.	—	07/13/23	CNH	7.40	USD	93,139	131,605
TOPIX Banks Index	BNP Paribas SA	3,751,722	07/14/23	JPY	218.87	JPY	757,960	186,360
TOPIX Banks Index	JPMorgan Chase Bank N.A.	2,503,649	07/14/23	JPY	227.60	JPY	505,812	84,403

								2,253,943

Put
EUR Currency	Morgan Stanley & Co. International PLC	—	02/07/23	USD	0.97	EUR	81,603	89
USD Currency	Bank of America N.A.	—	02/10/23	JPY	127.50	USD	70,355	222,884
Old Dominion Freight Line, Inc.	Goldman Sachs International	29,603	02/17/23	USD	310.00	USD	10,983	122,337
Old Dominion Freight Line, Inc.	Goldman Sachs International	43,649	02/17/23	USD	290.00	USD	16,194	74,038
USD Currency	Deutsche Bank AG	—	03/07/23	MXN	18.50	USD	38,515	115,699
USD Currency	Goldman Sachs International	—	03/21/23	MXN	18.85	USD	47,952	516,969

								1,052,016

								$3,305,959

OTC Dual Binary Options Purchased

Description(a)	Counterparty	Units	Expiration Date	Notional Amount (000)		Value
Call
Dual Binary Option payout at expiry if USD JPY>137.06 and AUD USD > 0.697(b)	Bank of America, N.A.	—	03/07/23	USD	6,323	$160,560

						160,560

Put
Dual Binary Option payout at expiry if S&P 500 <= 3687.14 and 10 year swap <= 3.357(b)	Citibank N.A.	4,025,157	03/17/23	USD	14,841,317	174,712
Dual Binary Option payout at expiry if S&P 500 <= 3687.14 and 10 year swap <= 3.342(b)	Citibank N.A.	4,025,157	04/21/23	USD	14,841,317	263,414
Dual Binary Option payout at expiry if S&P 500 <= 3687.14 and 10 year swap <= 3.330(b)	Citibank N.A.	4,025,157	05/19/23	USD	14,841,317	296,827

						734,953

						$895,513

(a)	Option only pays if both terms are met on the expiration date.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc.

OTC Credit Default Swaptions Purchased

	Paid by the Fund	Received by the Fund		Counterparty	Expiration Date	Credit Rating(a)	Exercise Price		Notional Amount (000)(b)		Value

Description	Rate/Reference	Rate/Reference	Frequency
Put
Buy Protection 5-Year Credit Default Swap, 12/20/27	5.00%	CDX.NA.HY.39.V1	Quarterly	Barclays Bank PLC	02/15/23	N/R	USD	95.01	USD	10,225	$2,828
Buy Protection 5-Year Credit Default Swap, 12/20/27	5.00%	CDX.NA.HY.39.V1	Quarterly	Deutsche Bank AG	02/15/23	N/R	USD	96.00	USD	9,670	3,015
Buy Protection 5-Year Credit Default Swap, 12/20/27	5.00%	CDX.NA.HY.39.V1	Quarterly	JPMorgan Chase Bank N.A.	03/15/23	N/R	USD	97.50	USD	14,985	28,023
Buy Protection 5-Year Credit Default Swap, 12/20/27	1.00%	CDX.NA.IG.39.V1	Quarterly	Goldman Sachs International	04/19/23	N/R	USD	105.00	USD	44,287	29,524

											63,390

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
10-Year Interest Rate Swap, 02/17/33	1-Day SOFR, 4.30%	Quarterly	2.97%	Semi-Annual	JPMorgan Chase Bank N.A.	02/15/23	2.97%	USD	94,731	$100,561
1-Year Interest Rate Swap, 03/18/24	3-Month LIBOR, 4.81%	Quarterly	0.80%	Semi-Annual	Morgan Stanley & Co. International PLC	03/16/23	0.80	USD	1,362,004	14
10-Year Interest Rate Swap, 10/26/33	1-Day SOFR, 4.30%	Quarterly	3.05%	Semi-Annual	Citibank N.A.	10/24/23	3.05	USD	113,447	3,103,843
10-Year Interest Rate Swap, 11/01/33	1-Day SOFR, 4.30%	Quarterly	2.90%	Semi-Annual	JPMorgan Chase Bank N.A.	10/30/23	2.90	USD	113,447	2,477,883
10-Year Interest Rate Swap, 11/09/33	1-Day SOFR, 4.30%	Quarterly	2.82%	Semi-Annual	Goldman Sachs International	11/07/23	2.82	USD	46,851	915,514
30-Year Interest Rate Swap, 11/16/53	1-Day SOFR, 4.30%	Quarterly	2.85%	Semi-Annual	Citibank N.A.	11/14/23	2.85	USD	36,175	1,945,535

										8,543,350

Put
1-Year Interest Rate Swap, 02/11/24	3.75%	Semi-Annual	1-Day SOFR, 4.30%	Quarterly	Goldman Sachs International	02/09/23	3.75	USD	951,741	10,063,056
10-Year Interest Rate Swap, 04/05/33	3.80%	Semi-Annual	1-Day SOFR, 4.30%	Quarterly	JPMorgan Chase Bank N.A.	04/03/23	3.80	USD	95,291	188,644
1-Year Interest Rate Swap, 04/03/24	2.47%	Annual	1-Day SOFR, 4.30%	Annual	Goldman Sachs International	04/03/23	2.47	GBP	512,248	11,268,966
1-Year Interest Rate Swap, 05/04/24	1.00%	Annual	6-Month EURIBOR, 2.99%	Semi-Annual	Goldman Sachs International	05/02/23	1.00	EUR	706,928	19,045,936
10-Year Interest Rate Swap, 10/26/33	4.55%	Semi-Annual	1-Day SOFR, 4.30%	Quarterly	Citibank N.A.	10/24/23	4.55	USD	113,447	378,662
10-Year Interest Rate Swap, 11/01/33	4.40%	Semi-Annual	1-Day SOFR, 4.30%	Quarterly	JPMorgan Chase Bank N.A.	10/30/23	4.40	USD	113,447	481,164
10-Year Interest Rate Swap, 11/09/33	4.82%	Semi-Annual	1-Day SOFR, 4.30%	Quarterly	Goldman Sachs International	11/07/23	4.82	USD	46,851	116,157

										41,542,585

										$50,085,935

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
CF Industries Holdings, Inc.	1,121	02/17/23	USD	130.00	USD	9,633	$(5,605)
Freeport-McMoRan, Inc.	3,359	02/17/23	USD	48.00	USD	14,497	(162,911)
Humana, Inc.	338	02/17/23	USD	580.00	USD	16,108	(6,760)
iShares China Large-Cap ETF	4,356	02/17/23	USD	35.00	USD	13,543	(37,026)
iShares China Large-Cap ETF	15,340	02/17/23	USD	37.00	USD	47,692	(38,350)
iShares iBoxx $ High Yield Corporate Bond ETF	9,310	02/17/23	USD	77.00	USD	71,119	(256,025)
S&P 500 Index	690	02/17/23	USD	4,350.00	USD	285,417	(127,650)
Schlumberger NV	1,738	02/17/23	USD	60.00	USD	9,149	(104,280)
United Parcel Service, Inc., Class B	834	02/17/23	USD	200.00	USD	15,984	(20,016)
Visa, Inc., Class A	845	02/17/23	USD	240.00	USD	19,446	(70,558)
Abbott Laboratories	893	03/17/23	USD	120.00	USD	9,983	(37,506)
Albemarle Corp.	421	03/17/23	USD	280.00	USD	12,092	(806,215)
Alphabet Inc., Class C	2,900	03/17/23	USD	110.00	USD	30,514	(442,250)
Alphabet Inc., Class C	1,819	03/17/23	USD	100.00	USD	19,140	(936,785)
Alphabet Inc., Class C	909	03/17/23	USD	105.00	USD	9,564	(266,791)
Amazon.com, Inc.	879	03/17/23	USD	105.00	USD	9,088	(512,017)
Amazon.com, Inc.	4,379	03/17/23	USD	110.00	USD	45,274	(1,653,072)
Apple, Inc.	1,355	03/17/23	USD	155.00	USD	20,935	(294,035)
Apple, Inc.	3,995	03/17/23	USD	150.00	USD	61,723	(1,528,087)
Applied Materials, Inc.	502	03/17/23	USD	125.00	USD	6,023	(82,077)
Bank of America Corp.	1,875	03/17/23	USD	38.00	USD	6,831	(43,125)
Boston Scientific Corp.	4,158	03/17/23	USD	50.00	USD	20,166	(145,530)
Cameco Corp.	2,193	03/17/23	USD	28.00	USD	6,088	(407,898)
Charter Communications, Inc., Class A	256	03/17/23	USD	430.00	USD	10,401	(92,160)
Chipotle Mexican Grill, Inc.	50	03/17/23	USD	1,700.00	USD	8,465	(300,000)
ConocoPhillips	1,232	03/17/23	USD	135.00	USD	13,319	(194,656)
ConocoPhillips	2,632	03/17/23	USD	140.00	USD	28,455	(217,140)
ConocoPhillips	3,254	03/17/23	USD	130.00	USD	35,179	(899,731)
Costco Wholesale Corp.	386	03/17/23	USD	540.00	USD	19,871	(266,340)
Crowdstrike Holdings, Inc., Class A	430	03/17/23	USD	115.00	USD	4,883	(226,825)
DexCom, Inc.	586	03/17/23	USD	120.00	USD	6,354	(123,060)
Edwards Lifesciences Corp.	1,085	03/17/23	USD	85.00	USD	8,910	(130,200)
Eli Lilly & Co.	104	03/17/23	USD	400.00	USD	3,526	(6,500)
Energy Select Sector SPDR Fund	1,482	03/17/23	USD	95.00	USD	12,739	(227,487)
EQT Corp.	2,004	03/17/23	USD	39.00	USD	6,265	(87,174)
Exxon Mobil Corp.	263	03/17/23	USD	120.00	USD	2,943	(63,383)
Freeport-McMoRan, Inc.	5,133	03/17/23	USD	55.00	USD	22,154	(102,660)
Freeport-McMoRan, Inc.	1,761	03/17/23	USD	49.00	USD	7,600	(179,622)
General Motors Co.	774	03/17/23	USD	41.00	USD	3,183	(86,301)
HCA Healthcare, Inc.	510	03/17/23	USD	280.00	USD	13,162	(89,250)
iShares China Large-Cap ETF	15,431	03/17/23	USD	36.00	USD	47,975	(324,051)
iShares iBoxx $ High Yield Corporate Bond ETF	19,605	03/17/23	USD	77.00	USD	149,763	(1,009,657)
KLA Corp.	72	03/17/23	USD	470.00	USD	2,940	(7,740)
LVMH Moet Hennessy Louis Vuitton SE	240	03/17/23	EUR	820.00	EUR	19,906	(472,258)
LVMH Moet Hennessy Louis Vuitton SE	240	03/17/23	EUR	870.00	EUR	19,906	(130,719)
LyondellBasell Industries, NV Ordinary Shares Class	2,607	03/17/23	USD	100.00	USD	25,588	(547,470)
Micron Technology, Inc.	1,767	03/17/23	USD	62.50	USD	11,028	(413,478)
Microsoft Corp.	1,145	03/17/23	USD	265.00	USD	29,581	(304,570)
Microsoft Corp.	1,521	03/17/23	USD	260.00	USD	39,295	(596,992)
Morgan Stanley	1,298	03/17/23	USD	105.00	USD	12,906	(81,125)
NVIDIA Corp.	248	03/17/23	USD	195.00	USD	5,233	(381,300)
NVIDIA Corp.	342	03/17/23	USD	200.00	USD	7,216	(442,035)
Schlumberger NV	2,382	03/17/23	USD	65.00	USD	12,539	(109,572)
Seagen, Inc.	556	03/17/23	USD	145.00	USD	7,673	(305,800)
ServiceNow, Inc.	325	03/17/23	USD	490.00	USD	15,347	(394,875)
ServiceNow, Inc.	216	03/17/23	USD	500.00	USD	10,200	(203,040)
SPDR S&P 500 ETF Trust	3,934	03/17/23	USD	420.00	USD	162,218	(1,689,653)
Thermo Fisher Scientific, Inc.	108	03/17/23	USD	610.00	USD	6,348	(73,440)
UnitedHealth Group, Inc.	613	03/17/23	USD	540.00	USD	28,935	(135,473)
Valero Energy Corp.	1,075	03/17/23	USD	150.00	USD	14,161	(322,500)
Visa, Inc., Class A	1,029	03/17/23	USD	245.00	USD	23,680	(157,951)
Walt Disney Co.	800	03/17/23	USD	115.00	USD	8,857	(208,800)

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Walt Disney Co.	1,056	03/17/23	USD	110.00	USD	11,691	$(491,040)
Wells Fargo & Co.	1,114	03/17/23	USD	47.50	USD	5,300	(135,908)
Xtrackers Harvest CSI 300 China A-Shares Fund	12,028	03/17/23	USD	35.00	USD	36,481	(144,336)
Zscaler, Inc.	269	03/17/23	USD	140.00	USD	3,631	(145,933)
Constellation Brands, Inc., Class A	973	04/21/23	USD	260.00	USD	22,459	(121,625)
EOG Resources, Inc.	2,026	04/21/23	USD	178.50	USD	25,248	(60,780)
Intuit, Inc.	544	04/21/23	USD	480.00	USD	23,053	(538,560)
Marathon Oil Corp.	3,228	04/21/23	USD	32.00	USD	8,402	(206,592)
Shell PLC, ADR	4,557	04/21/23	USD	70.00	USD	26,567	(56,963)
Tesla, Inc.	834	04/21/23	USD	208.33	USD	15,844	(806,895)
Xtrackers Harvest CSI 300 China A-Shares Fund	18,000	04/21/23	USD	37.00	USD	54,594	(207,000)
ServiceNow, Inc.	216	05/19/23	USD	520.00	USD	10,200	(386,640)
Tesla, Inc.	1,623	05/19/23	USD	210.00	USD	30,834	(1,915,140)
SPDR S&P 500 ETF Trust	597	12/15/23	USD	420.00	USD	24,617	(1,582,050)

							(26,389,019)

Put
CF Industries Holdings, Inc.	1,121	02/17/23	USD	90.00	USD	9,633	(739,860)
CF Industries Holdings, Inc.	1,266	02/17/23	USD	72.50	USD	10,879	(44,310)
iShares iBoxx $ Investment Grade Corporate Bond ETF	12,744	02/17/23	USD	105.00	USD	140,872	(108,324)
iShares iBoxx $ Investment Grade Corporate Bond ETF	29,028	02/17/23	USD	104.00	USD	320,876	(188,682)
iShares Russell 2000 ETF	714	02/17/23	USD	167.00	USD	14,065	(10,353)
Seagate Technology Holdings PLC	620	02/17/23	USD	50.00	USD	4,395	(2,480)
SPDR S&P Retail ETF	811	02/17/23	USD	50.00	USD	5,966	(4,055)
Northrop Grumman Corp.	277	03/03/23	USD	420.00	USD	12,206	(133,653)
Alphabet Inc., Class C	2,852	03/17/23	USD	85.00	USD	30,009	(250,976)
Amazon.com, Inc.	2,932	03/17/23	USD	80.00	USD	30,314	(193,512)
Apple, Inc.	3,332	03/17/23	USD	120.00	USD	51,479	(233,240)
Archer-Daniels-Midland Co.	1,731	03/17/23	USD	80.00	USD	14,243	(302,925)
Boston Scientific Corp.	6,236	03/17/23	USD	40.00	USD	30,245	(109,130)
Capital One Financial Corp.	1,382	03/17/23	USD	95.00	USD	16,783	(69,100)
Caterpillar, Inc.	702	03/17/23	USD	160.00	USD	17,393	(4,914)
ConocoPhillips	2,365	03/17/23	USD	100.00	USD	25,568	(179,740)
Costco Wholesale Corp.	276	03/17/23	USD	450.00	USD	14,208	(84,456)
Costco Wholesale Corp.	577	03/17/23	USD	425.00	USD	29,704	(86,262)
Edwards Lifesciences Corp.	1,626	03/17/23	USD	70.00	USD	13,353	(215,445)
Energy Select Sector SPDR Fund	1,482	03/17/23	USD	75.00	USD	12,739	(48,906)
EQT Corp.	2,220	03/17/23	USD	30.00	USD	6,940	(256,410)
Intuitive Surgical, Inc.	552	03/17/23	USD	220.00	USD	14,058	(126,960)
iShares iBoxx $ High Yield Corporate Bond ETF	8,886	03/17/23	USD	72.00	USD	67,880	(168,834)
iShares iBoxx $ Investment Grade Corporate Bond ETF	14,794	03/17/23	USD	104.00	USD	163,533	(244,101)
LVMH Moet Hennessy Louis Vuitton SE	362	03/17/23	EUR	670.00	EUR	30,024	(66,510)
Microsoft Corp.	652	03/17/23	USD	210.00	USD	16,844	(59,332)
Microsoft Corp.	1,178	03/17/23	USD	205.00	USD	30,434	(80,693)
Morgan Stanley	648	03/17/23	USD	90.00	USD	6,443	(56,700)
Nike, Inc., Class B	1,362	03/17/23	USD	115.00	USD	17,380	(166,845)
Schlumberger NV	2,382	03/17/23	USD	55.00	USD	12,539	(452,580)
ServiceNow, Inc.	324	03/17/23	USD	380.00	USD	15,300	(153,900)
SPDR S&P 500 ETF Trust	3,934	03/17/23	USD	375.00	USD	162,218	(991,368)
SPDR S&P Regional Banking ETF	7,846	03/17/23	USD	53.00	USD	50,779	(156,920)
UnitedHealth Group, Inc.	585	03/17/23	USD	420.00	USD	27,613	(64,643)
Bunge Ltd.	807	04/21/23	USD	85.00	USD	7,915	(102,892)
Constellation Brands, Inc., Class A	1,714	04/21/23	USD	200.00	USD	39,563	(312,805)
Crowdstrike Holdings, Inc., Class A	861	04/21/23	USD	70.00	USD	9,778	(90,405)
EOG Resources, Inc.	2,026	04/21/23	USD	113.50	USD	25,248	(455,850)
Intuit, Inc.	544	04/21/23	USD	360.00	USD	23,053	(456,960)
Marathon Oil Corp.	3,228	04/21/23	USD	21.00	USD	8,402	(112,980)
PulteGroup, Inc.	2,174	04/21/23	USD	40.00	USD	12,783	(32,610)
Shell PLC, ADR	3,475	04/21/23	USD	50.00	USD	20,259	(156,375)
Shell PLC, ADR	2,241	04/21/23	USD	52.50	USD	13,065	(168,075)
Tesla, Inc.	834	04/21/23	USD	108.33	USD	15,844	(185,148)
Northrop Grumman Corp.	137	05/19/23	USD	400.00	USD	6,037	(117,820)

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put (continued)
Tesla, Inc.	1,623	05/19/23	USD	120.00	USD	30,834	$(795,270)
Zscaler, Inc.	538	05/19/23	USD	80.00	USD	7,262	(103,834)
3 mo. SOFR Future	1,975	03/15/24	USD	94.75	USD	473,679	(308,594)

							(9,455,737)

							$(35,844,756)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
EUR Currency	Morgan Stanley & Co. International PLC	—	02/07/23	USD	1.11	USD	81,603	$(58,818)
USD Currency	Citibank N.A.	—	02/16/23	CNH	7.12	CNH	11,938	(657)
USD Currency	JPMorgan Chase Bank N.A.	—	02/16/23	TWD	31.13	TWD	11,956	(1,889)
EUR Currency	JPMorgan Chase Bank N.A.	—	03/09/23	USD	1.10	USD	58,090	(444,975)

								(506,339)

Put
USD Currency	Goldman Sachs International	—	02/16/23	BRL	5.36	BRL	11,657	(628,113)
USD Currency	HSBC Bank PLC	—	02/16/23	MXN	19.46	MXN	23,367	(745,169)
USD Currency	UBS AG	—	02/16/23	HUF	393.57	HUF	11,578	(1,016,411)
EUR Currency	JPMorgan Chase Bank N.A.	—	02/17/23	USD	1.03	USD	11,404	(2,492)
GBP Currency	JPMorgan Chase Bank N.A.	—	02/17/23	USD	1.19	USD	10,044	(12,841)
Old Dominion Freight Line, Inc.	Goldman Sachs International	27,177,225	02/17/23	USD	270.00	USD	27,177	(506)
USD Currency	Deutsche Bank AG	—	03/07/23	MXN	18.10	MXN	38,515	(23,070)
USD Currency	Goldman Sachs International	—	03/21/23	MXN	18.25	MXN	47,952	(89,478)
TOPIX Banks Index	BNP Paribas SA	757,960,396	07/14/23	JPY	175.10	JPY	757,960	(86,282)
TOPIX Banks Index	JPMorgan Chase Bank N.A.	505,812,207	07/14/23	JPY	182.08	JPY	505,812	(90,342)

								(2,694,704)

								$(3,201,043)

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency	Counterparty
Call
10-Year Interest Rate Swap, 02/17/33	2.67%	Semi-Annual	1-Day SOFR, 4.30%	Quarterly	JPMorgan Chase Bank N.A.	02/15/23	2.67%	USD	94,731	$(3,418)
2-Year Interest Rate Swap, 02/17/25	1.40%	Semi-Annual	1-Day SOFR, 4.30%	Quarterly	Morgan Stanley & Co. International PLC	02/15/23	1.40	USD	526,237	(5)
1-Year Interest Rate Swap, 03/18/24	0.40%	Semi-Annual	3-Month LIBOR, 4.81%	Quarterly	Morgan Stanley & Co. International PLC	03/16/23	0.40	USD	1,362,004	(14)
1-Year Interest Rate Swap, 03/18/24	0.60%	Semi-Annual	3-Month LIBOR, 4.81%	Quarterly	Morgan Stanley & Co. International PLC	03/16/23	0.60	USD	1,362,004	(14)
2-Year Interest Rate Swap, 06/01/25	3.30%	Semi-Annual	1-Day SOFR, 4.30%	Quarterly	Morgan Stanley & Co. International PLC	05/30/23	3.30	USD	469,781	(586,169)
5-Year Interest Rate Swap, 06/01/28	2.80%	Semi-Annual	1-Day SOFR, 4.30%	Quarterly	JPMorgan Chase Bank N.A.	05/30/23	2.80	USD	190,317	(754,716)
5-Year Interest Rate Swap, 06/10/28	2.50%	Semi-Annual	1-Day SOFR, 4.30%	Quarterly	JPMorgan Chase Bank N.A.	06/08/23	2.50	USD	94,750	(200,764)
5-Year Interest Rate Swap, 06/16/28	2.50%	Semi-Annual	1-Day SOFR, 4.30%	Quarterly	Goldman Sachs International	06/14/23	2.50	USD	224,129	(512,038)
10-Year Interest Rate Swap, 07/21/33	2.41%	Semi-Annual	1-Day SOFR, 4.30%	Quarterly	Morgan Stanley & Co. International PLC	07/19/23	2.41	USD	244,572	(1,133,272)
2-Year Interest Rate Swap, 10/26/25	3.09%	Semi-Annual	1-Day SOFR, 4.30%	Quarterly	Citibank N.A.	10/24/23	3.09	USD	453,789	(1,935,304)
2-Year Interest Rate Swap, 11/01/25	2.95%	Semi-Annual	1-Day SOFR, 4.30%	Quarterly	JPMorgan Chase Bank N.A.	10/30/23	2.95	USD	453,788	(1,656,314)

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaptions Written (continued)

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency	Counterparty
Call (continued)
2-Year Interest Rate Swap, 11/09/25	3.26%	Semi-Annual	1-Day SOFR, 4.30%	Quarterly	Goldman Sachs International	11/07/23	3.26%	USD	187,405	$(1,100,041)
2-Year Interest Rate Swap, 11/16/25	2.75%	Semi-Annual	1-Day SOFR, 4.30%	Quarterly	Citibank N.A.	11/14/23	2.75	USD	361,746	(1,096,489)
10-Year Interest Rate Swap, 12/16/33	2.40%	Semi-Annual	1-Day SOFR, 4.30%	Quarterly	Morgan Stanley & Co. International PLC	12/14/23	2.40	USD	61,817	(645,401)

										(9,623,959)

Put
1-Year Interest Rate Swap, 02/11/24	1-Day SOFR, 4.30%	Quarterly	4.40%	Semi-Annual	Goldman Sachs International	02/09/23	4.40	USD	1,903,481	(8,209,865)
2-Year Interest Rate Swap, 02/17/25	1-Day SOFR, 4.30%	Quarterly	2.60%	Semi-Annual	Morgan Stanley & Co. International PLC	02/15/23	2.60	USD	526,237	(16,056,637)
2-Year Interest Rate Swap, 02/17/25	1-Day SOFR, 4.30%	Quarterly	2.70%	Semi-Annual	Morgan Stanley & Co. International PLC	02/15/23	2.70	USD	526,237	(15,061,643)
3-Year Interest Rate Swap, 02/17/26	6-Month EURIBOR, 2.99%	Semi-Annual	3.36%	Annual	JPMorgan Chase Bank N.A.	02/15/23	3.36	EUR	285,159	(158,936)
1-Year Interest Rate Swap, 03/09/24	1-Day SOFR, 4.30%	Quarterly	4.50%	Semi-Annual	Goldman Sachs International	03/07/23	4.50	USD	935,485	(3,123,444)
2-Year Interest Rate Swap, 03/10/25	1-Day SOFR, 4.30%	Quarterly	4.03%	Semi-Annual	Goldman Sachs International	03/08/23	4.03	USD	945,671	(3,771,319)
10-Year Interest Rate Swap, 03/25/33	1-Day SOFR, 4.30%	Quarterly	3.27%	Semi-Annual	Goldman Sachs International	03/23/23	3.27	USD	195,107	(2,023,660)
1-Year Interest Rate Swap, 04/03/24	1-Day SOFR, 4.30%	Annual	3.22%	Annual	Goldman Sachs International	04/03/23	3.22	GBP	1,024,497	(13,502,866)
10-Year Interest Rate Swap, 04/08/33	1-Day SOFR, 4.30%	Quarterly	3.40%	Semi-Annual	Morgan Stanley & Co. International PLC	04/06/23	3.40	USD	129,333	(1,028,611)
10-Year Interest Rate Swap, 04/20/33	1-Day SOFR, 4.30%	Quarterly	3.45%	Semi-Annual	Morgan Stanley & Co. International PLC	04/18/23	3.45	USD	126,946	(991,809)
1-Year Interest Rate Swap, 05/04/24	6-Month EURIBOR, 2.99%	Semi-Annual	1.75%	Annual	Goldman Sachs International	05/02/23	1.75	EUR	1,413,856	(26,959,676)
10-Year Interest Rate Swap, 05/07/33	1-Day SOFR, 4.30%	Quarterly	3.75%	Semi-Annual	Citibank N.A.	05/05/23	3.75	USD	123,769	(501,775)
5-Year Interest Rate Swap, 06/10/28	1-Day SOFR, 4.30%	Quarterly	4.00%	Semi-Annual	JPMorgan Chase Bank N.A.	06/08/23	4.00	USD	189,499	(499,306)
5-Year Interest Rate Swap, 06/16/28	1-Day SOFR, 4.30%	Quarterly	3.90%	Semi-Annual	Goldman Sachs International	06/14/23	3.90	USD	224,129	(765,806)
10-Year Interest Rate Swap, 07/05/33	1-Day SOFR, 4.30%	Quarterly	3.85%	Semi-Annual	JPMorgan Chase Bank N.A.	07/03/23	3.85	USD	95,291	(527,956)
10-Year Interest Rate Swap, 07/21/33	1-Day SOFR, 4.30%	Quarterly	3.61%	Semi-Annual	Morgan Stanley & Co. International PLC	07/19/23	3.61	USD	244,572	(2,367,212)
2-Year Interest Rate Swap, 11/16/25	1-Day SOFR, 4.30%	Quarterly	4.75%	Semi-Annual	Citibank N.A.	11/14/23	4.75	USD	361,746	(439,521)
10-Year Interest Rate Swap, 12/16/33	1-Day SOFR, 4.30%	Quarterly	3.60%	Semi-Annual	Morgan Stanley & Co. International PLC	12/14/23	3.60	USD	61,817	(910,762)

										(96,900,804)

										$(106,524,763)

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc.

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

AVIS Budget Group, Inc.	5.00%	Quarterly	12/20/26	USD	12,271	$(714,182)	$(1,380,760)	$666,578
CDX.NA.HY.37.V2	5.00	Quarterly	12/20/26	USD	157,445	(7,916,775)	(8,652,342)	735,567
iTraxx.XO.36.V1	5.00	Quarterly	12/20/26	EUR	35,885	(2,089,612)	(1,402,876)	(686,736)
CDX.NA.IG.39.V1	1.00	Quarterly	12/20/27	USD	18,263	(250,953)	(25,311)	(225,642)

						$(10,971,522)	$(11,461,289)	$489,767

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.39.V1	5.00%	Quarterly	12/20/27	B	USD 13,728	$ 460,890	$ (552,836)	$ 1,013,726
iTraxx.XO.38.V1	5.00	Quarterly	12/20/27	B	EUR 40,906	1,746,464	(1,384,022)	3,130,486

						$ 2,207,354	$ (1,936,858)	$ 4,144,212

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Month MXIBOR, 10.81%	Monthly	4.42%	Monthly	N/A		02/28/23	MXN	958,091	$(260,122)	$—	$(260,122)
1-Month MXIBOR, 10.81%	Monthly	4.50%	Monthly	N/A		03/03/23	MXN	957,790	(503,694)	1	(503,695)
1-Month MXIBOR, 10.81%	Monthly	4.68%	Monthly	N/A		02/27/24	MXN	679,789	(2,300,230)	86	(2,300,316)
1-Month MXIBOR, 10.81%	Monthly	4.86%	Monthly	N/A		03/01/24	MXN	679,789	(2,395,814)	86	(2,395,900)
1-Day SOFR, 4.30%	Annual	2.65%	Annual	N/A		05/02/24	USD	1,549,701	(38,622,994)	211,643	(38,834,637)
0.53%	Semi-Annual	3-Month LIBOR, 4.81%	Quarterly	N/A		06/06/24	USD	204,209	12,898,152	1,077	12,897,075
1-Day SOFR, 4.30%	Monthly	4.46%	Monthly	07/12/23	(a)	07/12/24	USD	941,993	(156,404)	3,080	(159,484)
1-Day SONIA, 3.43%	Monthly	4.26%	Monthly	09/06/23	(a)	09/06/24	GBP	260,709	495,751	826	494,925
2.00%	Annual	1-Day SOFR, 4.30%	Annual	02/17/23	(a)	02/17/25	USD	148,033	6,167,889	655	6,167,234
2.72%	Annual	1-Day SOFR, 4.30%	Annual	N/A		05/02/25	USD	1,840,036	52,434,232	(398,139)	52,832,371
1-Day SOFR, 4.30%	Annual	3.75%	Annual	N/A		12/15/25	USD	121,426	(334,161)	890	(335,051)
1-Day SOFR, 4.30%	Annual	3.81%	Annual	N/A		12/19/25	USD	129,342	(134,038)	951	(134,989)
3-Month KRW CDC, 3.63%	Quarterly	3.30%	Quarterly	03/15/23	(a)	03/15/26	KRW	17,700,824	31,336	140	31,196
1-Month MXIBOR, 10.81%	Monthly	6.48%	Monthly	N/A		08/12/26	MXN	580,343	(2,248,746)	257	(2,249,003)
1-Month MXIBOR, 10.81%	Monthly	6.43%	Monthly	N/A		08/13/26	MXN	801,213	(3,165,482)	354	(3,165,836)
1-Month MXIBOR, 10.81%	Monthly	6.47%	Monthly	N/A		08/13/26	MXN	796,887	(3,099,344)	352	(3,099,696)
1-Month MXIBOR, 10.81%	Monthly	6.42%	Monthly	N/A		08/14/26	MXN	649,632	(2,576,588)	285	(2,576,873)
1-Month MXIBOR, 10.81%	Monthly	6.44%	Monthly	N/A		08/14/26	MXN	394,136	(1,547,064)	174	(1,547,238)
1-Month MXIBOR, 10.81%	Monthly	6.42%	Monthly	N/A		08/17/26	MXN	585,216	(2,307,124)	253	(2,307,377)
1-Day SOFR, 4.30%	Annual	2.67%	Annual	N/A		05/02/27	USD	205,746	(6,518,273)	(132,188)	(6,386,085)
1-Day SOFR, 4.30%	Annual	2.91%	Annual	N/A		10/06/27	USD	259,533	(6,504,873)	2,236	(6,507,109)
1.08%	Semi-Annual	3-Month LIBOR, 4.81%	Quarterly	N/A		08/17/30	USD	26,559	4,400,909	3,326,804	1,074,105
0.02%	Annual	6-Month EURIBOR, 2.99%	Semi-Annual	N/A		08/26/31	EUR	103,788	24,566,909	2,056	24,564,853
1-Day SOFR, 4.30%	Annual	2.65%	Annual	N/A		05/02/32	USD	839,546	(37,089,148)	733,089	(37,822,237)
2.58%	Annual	1-Day SOFR, 4.30%	Annual	N/A		05/24/32	USD	159,068	8,213,578	(147,179)	8,360,757
2.60%	Annual	1-Day SOFR, 4.30%	Annual	N/A		05/26/32	USD	26,061	1,303,691	390	1,303,301
1-Day SOFR, 4.30%	Annual	3.47%	Annual	N/A		10/04/32	USD	111,214	2,284,885	1,686	2,283,199
1-Day SOFR, 4.30%	Annual	3.42%	Annual	N/A		10/05/32	USD	53,594	862,068	838	861,230
1-Day SOFR, 4.30%	Annual	3.05%	Annual	N/A		10/28/32	USD	118,850	(1,836,783)	1,868	(1,838,651)
1-Day SOFR, 4.30%	Annual	2.88%	Annual	N/A		11/02/32	USD	120,735	(3,620,391)	1,901	(3,622,292)
1-Day SOFR, 4.30%	Annual	2.92%	Annual	N/A		11/04/32	USD	121,431	(3,223,274)	1,913	(3,225,187)
1-Day SOFR, 4.30%	Annual	2.90%	Annual	N/A		11/15/32	USD	193,694	(5,425,244)	3,059	(5,428,303)
1-Day SOFR, 4.30%	Annual	3.20%	Annual	N/A		11/28/32	USD	115,865	(246,783)	1,835	(248,618)
1-Day ESTR, 1.91%	Annual	2.34%	Annual	01/19/28	(a)	01/19/33	EUR	74,318	(674,894)	1,041	(675,935)

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

2.61%	Annual	1-Day SOFR, 4.30%	Annual	N/A	05/02/42	USD	19,667	$1,572,566	$47,052	$1,525,514
2.43%	Annual	1-Day SOFR, 4.30%	Annual	N/A	05/02/52	USD	577,068	60,489,162	(1,250,898)	61,740,060

								$50,929,660	$2,418,474	$48,511,186

(a)	Forward Swap.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency

Eurostat Eurozone HICP Ex Tobacco Unrevised	Monthly	2.69%	Monthly	08/15/32	EUR 14,565	$56,415	$303	$56,112

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Bombardier, Inc.	5.00%	Quarterly	Barclays Bank PLC	06/20/23	USD	8,698	$(167,642)	$185,992	$(353,634)
Pitney Bowes, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/24	USD	410	31,708	38,166	(6,458)
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/24	USD	410	31,708	38,204	(6,496)
Staples Inc.	5.00	Quarterly	Barclays Bank PLC	06/20/24	USD	790	29,670	63,932	(34,262)
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/25	USD	800	116,622	199,608	(82,986)
Ford Motor Company	5.00	Quarterly	Citibank N.A.	06/20/27	USD	745	(62,740)	(32,075)	(30,665)
General Electric Co.	1.00	Quarterly	Goldman Sachs International	06/20/27	USD	3,320	(40,416)	60,142	(100,558)
Borgwarner Inc.	1.00	Quarterly	BNP Paribas SA	12/20/27	USD	1,330	(17,948)	18,135	(36,083)
Ford Motor Company	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	USD	1,695	(145,951)	(71,261)	(74,690)
Paramount Global Class B	1.00	Quarterly	Barclays Bank PLC	12/20/27	USD	810	32,538	39,167	(6,629)
Paramount Global Class B	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	1,145	45,996	56,754	(10,758)
Pitney Bowes, Inc.	1.00	Quarterly	Barclays Bank PLC	12/20/27	USD	480	129,389	121,893	7,496
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	270	72,781	72,075	706
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	400	107,824	110,000	(2,176)
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	490	132,086	124,496	7,590
Xerox Corp.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	470	53,518	53,570	(52)
Xerox Corp.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	USD	790	89,955	90,278	(323)

							$439,098	$1,169,076	$(729,978)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Vistra Operations Company LLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB	USD	4,250	$77,733	$53,161	$24,572
Vistra Operations Company LLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	BB	USD	2,125	121,461	108,224	13,237
AT&T, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	BB	USD	1,620	10,046	7,762	2,284
Verizon Communications, Inc.	1.00	Quarterly	Deutsche Bank AG	12/20/27	BBB+	USD	1,620	8,141	6,339	1,802

								$217,381	$175,486	$41,895

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

1-Day BZDIOVER, 0.05%	Monthly	9.39%	Monthly	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	289,615	$(5,227,593)	$—	$(5,227,593)
1-Day BZDIOVER, 0.05%	Monthly	9.42%	Monthly	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	315,948	(5,639,081)	—	(5,639,081)
1-Day BZDIOVER, 0.05%	Monthly	9.54%	Monthly	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	314,783	(5,371,475)	—	(5,371,475)

									$(16,238,149)	$—	$(16,238,149)

OTC Total Return Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate/Reference	Frequency	Rate/Reference	Frequency

iShares iBoxx $ Investment Grade Corporate Bond ETF	Monthly	1-Day SOFR , 4.30%	Monthly	BNP Paribas SA	N/A	03/17/23	USD	24,644	$(89,234)	$—	$(89,234)
iShares iBoxx $ Investment Grade Corporate Bond ETF	Monthly	1-Day SOFR , 4.30%	Monthly	JPMorgan Chase Bank N.A.	N/A	03/17/23	USD	24,707	(26,770)	—	(26,770)
1-Day SOFR minus 0.40%, 4.30%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	BNP Paribas SA	N/A	03/17/23	USD	13,429	243,517	—	243,517
1-Day SOFR minus 0.40%, 4.30%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	Goldman Sachs International	N/A	03/17/23	USD	39,706	492,595	—	492,595
1-Day SOFR minus 0.40%, 4.30%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	JPMorgan Chase Bank N.A.	N/A	03/17/23	USD	19,101	266,052	—	266,052
1-Day SOFR minus 0.40%, 4.30%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	Merrill Lynch International	N/A	03/17/23	USD	31,369	445,459	—	445,459
Pitney Bowes, Inc.	Quarterly	1-Day SOFR minus 0.25%, 4.30%	Quarterly	Citibank N.A.	N/A	06/13/23	USD	84	(11,736)	—	(11,736)

									$1,319,883	$—	$1,319,883

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Short	Monthly	Citibank N.A.(b)	02/24/23 – 05/31/23	$(98,637,911)	$(1,584,678	)(c)	$(100,472,394)	0.5%
	Monthly	JPMorgan Chase Bank N.A.(d)	02/08/23	(91,645,416)	(4,358,887	)(e)	(96,070,612)	0.5

					$(5,943,565)		$(196,543,006)

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $249,805 of net dividends and financing fees.
(e)	Amount includes $66,309 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc.

OTC Total Return Swaps (continued)

	(b)	(d)
Range:	15-100 basis points	15-125 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates on February 24, 2023, February 27, 2023 and May 31, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

Brazil
Cia de Saneamento Basico do Estado de Sao Paulo	(78,570)	$(861,495)	0.9%

China
China Vanke Co., Ltd., Class H	(1,023,522)	(2,069,049)	2.0
Longfor Group Holdings Ltd.	(430,500)	(1,422,420)	1.4
Zhuzhou CRRC Times Electric Co., Ltd.	(88,300)	(470,405)	0.5

		(3,961,874)

Comoros
Bilibili, Inc., Class Z	(58,980)	(1,471,948)	1.5

Denmark
Vestas Wind Systems A/S	(64,172)	(1,877,775)	1.9

France
Electricite de France SA	(104,191)	(1,368,554)	1.4

Germany
Covestro AG	(81,430)	(3,749,404)	3.7
Siemens Healthineers AG	(66,996)	(3,592,906)	3.6

		(7,342,310)

Hong Kong
China Overseas Land & Investment Ltd.	(860,500)	(2,323,582)	2.3

Italy
Nexi SpA	(87,343)	(769,259)	0.8
Telecom Italia SpA	(5,999,103)	(1,727,189)	1.7

		(2,496,448)

Japan
ENEOS Holdings, Inc.	(457,500)	(1,637,940)	1.6
Lasertec Corp.	(13,100)	(2,480,130)	2.5
MatsukiyoCocokara & Co.	(47,500)	(2,369,506)	2.4
Money Forward, Inc.	(46,600)	(1,728,089)	1.7
Open House Co. Ltd.	(24,800)	(938,190)	0.9
Z Holdings Corp.	(444,100)	(1,292,206)	1.3

		(10,446,061)

Netherlands
Just Eat Takeaway.com NV	(92,814)	(2,381,011)	2.4

Norway
Aker Bp ASA	(96,621)	(2,943,243)	2.9

Security	Shares	Value	% of Basket Value

South Korea
HYBE Co. Ltd.	(7,881)	$(1,239,939)	1.2%
Kakao Corp.	(79,487)	(4,001,159)	4.0
NCSoft Corp.	(5,239)	(1,939,118)	1.9

		(7,180,216)

Sweden
Electrolux AB, Class B	(93,864)	(1,329,475)	1.3
Fastighets AB Balder, Class B	(798,432)	(4,113,715)	4.1
Saab AB, Class B	(46,224)	(1,892,340)	1.9

		(7,335,530)

Switzerland
Adecco Group AG, Registered Shares	(27,175)	(1,009,299)	1.0
Credit Suisse Group AG, Registered Shares	(676,260)	(2,329,635)	2.3

		(3,338,934)

United States
Block, Inc.	(46,845)	(3,828,173)	3.8
Caesars Entertainment, Inc.	(24,355)	(1,267,921)	1.3
Costar Group, Inc.	(20,864)	(1,625,306)	1.6
Ford Motor Co.	(232,131)	(3,136,090)	3.1
Illumina, Inc.	(11,181)	(2,394,970)	2.4
Lamb Weston Holdings, Inc.	(24,218)	(2,419,136)	2.4
Norwegian Cruise Line Holdings Ltd.	(66,648)	(1,013,716)	1.0
Oracle Corp.	(55,470)	(4,906,876)	4.9
Paramount Global, Class B	(179,086)	(4,147,632)	4.1
PPG Industries, Inc.	(18,226)	(2,375,577)	2.4
PulteGroup, Inc.	(71,585)	(4,072,471)	4.0
Quanta Services, Inc.	(14,343)	(2,182,861)	2.2
Take-Two Interactive Software, Inc.	(42,862)	(4,853,264)	4.8
Teledyne Technologies, Inc.	(10,634)	(4,511,581)	4.5
Uber Technologies, Inc.	(77,848)	(2,407,839)	2.4

		(45,143,413)

Net Value of Reference Entity — Citibank N.A.		$(100,472,394)

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc.

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date on February 8, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

Australia
AMP Ltd.	(2,985,211)	$(2,831,788)	2.9%
IDP Education Ltd.	(55,312)	(1,230,883)	1.3
Pilbara Minerals Ltd.	(524,073)	(1,782,853)	1.9

		(5,845,524)

Brazil
Equatorial Energia SA	(128,850)	(711,222)	0.7
Hapvida Participacoes e Investimentos S/A	(1,941,572)	(1,969,761)	2.1
Localiza Rent a Car SA	(173,949)	(2,028,942)	2.1

		(4,709,925)

Canada
Shaw Communications, Inc., Class B	(213,894)	(6,365,941)	6.6

China
China Southern Airlines Co., Ltd., Class H	(1,504,000)	(999,058)	1.0
Country Garden Holdings Co., Ltd.	(230)	(86)	0.0
Fuyao Glass Industry Group Co., Ltd., Class H	(113,600)	(559,089)	0.6
Li Ning Co. Ltd.	(257,000)	(2,540,616)	2.7
Xiaomi Corp., Class B	(4,322,600)	(7,150,657)	7.4

		(11,249,506)

Comoros
Shandong Gold Mining Co. Ltd., Class H	(956,250)	(1,844,203)	1.9
Zhuzhou CRRC Times Electric Co., Ltd.	(354,000)	(1,885,880)	2.0

		(3,730,083)

Finland
Orion OYJ, Class B	(39,799)	(2,132,216)	2.2

France
Alstom SA	(63,672)	(1,893,297)	2.0

Germany
Delivery Hero SE	(29,827)	(1,803,247)	1.9
Vonovia SE	(35,870)	(1,013,252)	1.0

		(2,816,499)

Hong Kong
CK Asset Holdings Ltd.	(118,000)	(754,434)	0.8

Japan
Tokyo Electric Power Co. Holdings, Inc.	(136,400)	(510,789)	0.5

Security	Shares	Value	% of Basket Value

Morocco
Sands China Ltd.	(136,400)	$(511,512)	0.5%

Netherlands
Aegon NV	(420,789)	(2,320,984)	2.4

Poland
InPost SA	(263,030)	(2,540,115)	2.7

South Korea
Iljin Materials Co., Ltd.	(20,659)	(1,062,291)	1.1
Posco Chemical Co., Ltd.	(14,155)	(2,594,603)	2.7

		(3,656,894)

Spain
CaixaBank SA	(400,615)	(1,777,512)	1.9

Switzerland
Bachem Holding AG	(29,257)	(2,587,309)	2.7

United Kingdom
Ocado Group PLC	(341,179)	(2,730,247)	2.8

United States
Advanced Micro Devices, Inc.	(15,674)	(1,177,901)	1.2
Align Technology Inc.	(3,739)	(1,008,520)	1.1
Catalent, Inc.	(9,609)	(514,562)	0.5
Charles River Laboratories International, Inc.	(11,000)	(2,675,750)	2.8
DISH Network Corp., Class A	(221,864)	(3,192,623)	3.3
Dollar Tree, Inc.	(14,910)	(2,239,184)	2.3
Dr Horton Inc.	(39,517)	(3,899,933)	4.1
DXC Technology Co.	(45,822)	(1,316,466)	1.4
Electronic Arts, Inc.	(20,196)	(2,598,821)	2.7
International Business Machines Corp.	(29,827)	(4,018,592)	4.2
Mohawk Industries, Inc.	(9,348)	(1,122,321)	1.2
PerkinElmer, Inc.	(25,174)	(3,462,180)	3.6
PTC, Inc.	(18,293)	(2,467,360)	2.6
Rivian Automotive, Inc., Class A	(115,056)	(2,232,086)	2.3
Ross Stores, Inc.	(14,788)	(1,747,794)	1.8
STERIS PLC	(18,174)	(3,753,113)	3.9
Target Corp.	(14,570)	(2,508,080)	2.6

		(39,935,286)

		(96,068,073)

Rights

Brazil
Localiza Rent a Car SA	(760)	(2,539)	0.0

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(96,070,612)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$262,281,761	$24,219,930	$286,501,691
Common Stocks

Argentina	2,312,567	—	—	2,312,567
Australia	—	153,243,488	309	153,243,797
Belgium	—	4,571,432	—	4,571,432
Brazil	10,283,853	—	—	10,283,853
Canada	222,383,388	—	—	222,383,388
Cayman Islands	4,948,977	—	5,159,597	10,108,574
Chile	5,157,135	—	—	5,157,135
China	—	319,890,585	—	319,890,585
Denmark	—	34,215,406	—	34,215,406
Finland	—	3,872,425	—	3,872,425
France	—	631,150,300	—	631,150,300
Germany	7,695,205	423,590,967	—	431,286,172
Hong Kong	250,359	57,707,446	—	57,957,805
India	—	2,879,015	13,866,194	16,745,209
Indonesia	—	935,981	—	935,981
Ireland	13,303,752	9,096,910	—	22,400,662
Israel	51,018,446	—	—	51,018,446
Italy	—	59,686,121	—	59,686,121
Japan	—	312,272,122	—	312,272,122
Jordan	—	1,038,011	—	1,038,011
Mexico	18,127,999	—	—	18,127,999
Netherlands	37,951,563	391,702,306	—	429,653,869
Norway	—	6,292,009	—	6,292,009
Poland	—	703,354	—	703,354
Saudi Arabia	—	343,579	—	343,579
Singapore	—	956,180	—	956,180
South Africa	—	26,386,057	—	26,386,057
South Korea	—	111,499,890	—	111,499,890
Spain	—	96,949,942	—	96,949,942
Sweden	—	41,440,717	—	41,440,717
Switzerland	47,762,117	177,022,001	—	224,784,118
Taiwan	—	81,138,910	—	81,138,910
United Arab Emirates	—	—	28	28
United Kingdom	77,731,564	393,543,640	—	471,275,204
United States	6,195,913,252	86,805,234	95,943,591	6,378,662,077
Corporate Bonds	—	2,177,697,139	320,896,596	2,498,593,735
Floating Rate Loan Interests	—	283,224,158	357,021,585	640,245,743
Foreign Agency Obligations	—	895,577,487	—	895,577,487
Investment Companies	341,983,445	—	—	341,983,445

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Non-Agency Mortgage-Backed Securities	$—	$586,418,516	$74,562,342	$660,980,858
Other Interests	—	—	26,780,434	26,780,434
Preferred Securities
Capital Trusts	—	10,982,266	—	10,982,266
Preferred Stocks
United States	26,799,624	41,357,334	367,054,788	435,211,746
Brazil	—	—	19,939,125	19,939,125
India	—	—	9,810,575	9,810,575
Germany	—	23,491,892	26,875,468	50,367,360
United Kingdom	—	—	9,066,284	9,066,284
Sweden	—	—	3,996,538	3,996,538
Finland	—	—	8,791,237	8,791,237
Trust Preferreds	25,418,664	—	—	25,418,664
U.S. Government Sponsored Agency Securities	—	2,339,293,048	—	2,339,293,048
U.S. Treasury Obligations	—	812,865,436	—	812,865,436
Warrants
Israel	18,962	—	635,260	654,222
Switzerland	5,389	—	—	5,389
United Kingdom	3,397	—	—	3,397
United States	395,475	29,039,550	1,843,034	31,278,059
Short-Term Securities
Certificates of Deposit	—	29,466,702	—	29,466,702
Foreign Agency Obligations	—	1,554,303,526	—	1,554,303,526
Money Market Funds	347,710,130	—	—	347,710,130
Time Deposits	—	48,969,878	—	48,969,878
Options Purchased
Credit Contracts	—	63,390	—	63,390
Equity Contracts	56,369,476	892,061	—	57,261,537
Foreign Currency Exchange Contracts	—	2,928,926	160,560	3,089,486
Interest Rate Contracts	8,625	50,085,935	—	50,094,560
Other Contracts	—	734,953	—	734,953
Liabilities
Investments
Investments Sold Short
Common Stocks
France	—	(6,486,870)	—	(6,486,870)
United Kingdom	—	(2,676,254)	—	(2,676,254)
United States	(7,831,917)	—	—	(7,831,917)
TBA Sale Commitments	—	(1,061,553,833)	—	(1,061,553,833)

	$7,485,721,447	$11,507,891,029	$1,366,623,475	20,360,235,951

Investments Valued at NAV(a)				298,934,613

				$20,659,170,564

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$5,604,044	$—	$5,604,044
Equity Contracts	1,241,637	2,190,021	—	3,431,658
Foreign Currency Exchange Contracts	—	129,036,362	—	129,036,362
Interest Rate Contracts	40,315,700	174,135,820	—	214,451,520
Other Contracts	—	56,112	—	56,112
Liabilities
Credit Contracts	—	(1,658,148)	—	(1,658,148)
Equity Contracts	(49,590,966)	(8,731,358)	—	(58,322,324)
Foreign Currency Exchange Contracts	—	(104,170,039)	—	(104,170,039)
Interest Rate Contracts	(52,820,006)	(248,387,546)	—	(301,207,552)

	$(60,853,635)	$(51,924,732)	$—	$(112,778,367)

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Options Purchased	Other Interests

Assets
Opening balance, as of April 30, 2022	$25,242,775	$148,923,964	$361,125,370	$415,107,251	$80,994,599	$—	$27,182,620
Transfers into Level 3	1,166,529	—	—	6,960,545	6,527,963	—	—
Transfers out of Level 3	—	(302,896)	—	(15,348,762)	—	—	—
Accrued discounts/premiums	—	—	(10,128)	564,819	164,670	—	—
Net realized gain (loss)	—	—	(41,595,522)	(348,139)	—	—	—
Net change in unrealized appreciation (depreciation)(a)	(2,189,374)	(33,651,349)	(33,081,072)	(6,537,281)	(5,845,626)	(275,727)	(402,186)
Purchases	—	—	55,550,930	74,232,504	—	436,287	—
Sales	—	—	(21,092,982)	(117,609,352)	(7,279,264)	—	—

Closing balance, as of January 31, 2023	$24,219,930	$114,969,719	$320,896,596	$357,021,585	$74,562,342	$160,560	$26,780,434

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2023(a)	$(2,189,374)	$(33,651,349)	$(73,795,267)	$(6,957,640)	$(5,845,626)	$(275,727)	$(402,186)

	Preferred Stocks	U.S. Government Sponsored Agency Securities	Unfunded Floating Rate Loan Interests	Unfunded SPAC PIPE Commitments	Warrants	Total
Assets
Opening balance, as of April 30, 2022	$516,568,839	$2,062,614	$(73,694)	$—	$263,058	$1,577,397,396
Transfers into Level 3	—	—	—	—	—	14,655,037
Transfers out of Level 3	—	(2,062,614)	—	—	—	(17,714,272)
Accrued discounts/premiums	—	—	—	—	—	719,361
Net realized gain (loss)	252,883	—	—	—	(1)	(41,690,779)
Net change in unrealized appreciation (depreciation)(a)	(103,257,025)	—	73,694	—	2,215,235	(182,950,711)
Purchases	32,633,542	—	—	—	2	162,853,265
Sales	(664,224)	—	—	—	—	(146,645,822)

Closing balance, as of January 31, 2023	$445,534,015	$—	$—	$—	$2,478,294	$1,366,623,475

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2023(a)	$(103,257,025)	$—	$—	$—	$2,215,235	$(224,158,959)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $121,370,387. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Common Stocks(b)	$114,969,382	Market	Revenue Multiple	2.38x - 11.25x		5.34x
			Time to Exit	1.3 years		—
			Volatility	51%		—
			Market Adjustment Multiple	0.50x		—
		Income	Discount Rate	16%		—

Corporate Bonds	309,815,651	Income	Discount Rate	8% - 35%		16%
		Market	Revenue Multiple	5.25x		—
			Time to Exit	2.8 years		—
			Volatility	65%		—

Floating Rate Loan Interests(c)	345,675,312	Income	Discount Rate	5% - 16%		11%
			Credit Spread	273 - 468		365

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Other Interests	26,780,434	Income	Discount Rate	6%-7%		7%

Preferred Stocks(d)	$445,534,015	Income	Discount Rate	12%		—
		Market	Revenue Multiple	0.21x - 26.00x		10.84x
			EBITDAR Multiple	7.00x		—
			Time to Exit	1.5 - 5.0 years		3.7 years
			Volatility	50% - 80%		64%
			Gross Profit Multiple	5.89x - 32.50x		21.43x
			Market Adjustment Multiple	0.50x - 1.00x		0.87x
			Recent Transactions	(d	)	—

Warrants	2,478,294	Market	Revenue Multiple	6.75x - 18.00x		12.39x
			Time to Exit	0.4 - 4.6 years		4.6 years
			Volatility	40% - 65%		62%

	$1,245,253,088

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

The fund valued certain of its Level 3 Common Stock using recent transaction prices as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $45,644,720 as of January 31, 2023.

(c)

For the period end January 31, 2023., the valuation technique for investments classified as Floating Rate Loan Interests amounting to $6,898,310 changed to Discount Cash Flow approach. The investments were previously valued utilizing a prior recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.

(d)

For the period end January 31, 2023, the valuation technique for certain investments classified as Preferred Stock used recent prior transaction prices as inputs within the model used for the approximation of fair value.

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNH	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

Currency Abbreviation (continued)

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ADR	American Depositary Receipt

BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

DIP	Debtor-In-Possession

ESTR	Euro Short Term Rate

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FTSE	Financial Times Stock Exchange

LIBOR	London Interbank Offered Rate

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Allocation Fund, Inc.

Portfolio Abbreviation (continued)

MSCI	Morgan Stanley Capital International

MXIBOR	Mexico Interbank Offered Rate

PCL	Public Company Limited

PIK	Payment-in-Kind

REMIC	Real Estate Mortgage Investment Conduit

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

SOFR CME	Secured Overnight Financing Rate Chicago Mercantile Exchange

SOFRTE	Term Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SPDR	Standard & Poor’s Depository Receipt

ST	Special Tax

STACR	Structured Agency Credit Risk

TAN	Tax Anticipation Notes

TBA	To-Be-Announced